As filed with the Securities and Exchange Commission on July 21, 2004
                                              Commission File Nos. 333-70472
                                                                   811-08664

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933                                [   ]

Pre-Effective Amendment No.                               [   ]

Post-Effective Amendment No. 11                           [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 51                                          [ X ]

                      Jackson National Separate Account - I
                           (Exact Name of Registrant)

                     Jackson National Life Insurance Company
                               (Name of Depositor)

                    1 Corporate Way, Lansing, Michigan 48951
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                               Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:
                               John S. (Scott) Kreighbaum, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951


It is  proposed   that  this   filing  will  become   effective

         immediately upon filing pursuant to paragraph (b)
----
         on (date) pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)(1)
----
 X       on October 4, 2004, pursuant to paragraph (a)(1) of Rule 485
----
If appropriate, check the following box:

         This post-effective amendment designates a new effective date for a
----     previously filed post-effective amendment.

Title of Securities Being Registered
         Variable Portion of Individual Deferred Variable Annuity Contracts

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                                PERSPECTIVE II(R)
                       FIXED AND VARIABLE DEFERRED ANNUITY
                                    ISSUED BY
             JACKSON NATIONAL LIFE INSURANCE COMPANY(R) AND THROUGH
                      JACKSON NATIONAL SEPARATE ACCOUNT - I



THE DATE OF THIS PROSPECTUS IS OCTOBER 4, 2004, which states the information about the separate account, the Contract, and Jackson National you should know before investing. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information (SAI) dated October 4, 2004 that is available upon request without charge. To obtain a copy, contact us at our:

                    ANNUITY SERVICE CENTER
                    P.O. BOX 378002
                    DENVER, COLORADO 80237-8002
                    1-800-766-4683
                    WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. Please confirm that you have the most current prospectus and supplements to the prospectus that describe the current availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products that offer different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page *. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (HTTP://WWW.SEC.GOV) regarding registrants that make electronic filings.

--------------------------------------------------------------------------------
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.

--------------------------------------------------------------------------------

       o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
              o Not a deposit o Not insured by any federal agency

--------------------------------------------------------------------------------

* THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE OPTIONS. SOLD BY PROSPECTUSES ONLY, WHICH SHOULD BE ATTACHED TO THIS PROSPECTUS (AND LET US KNOW OTHERWISE), THESE ARE THE CURRENTLY AVAILABLE VARIABLE OPTIONS
     - ALL CLASS A SHARES: [TO BE UPDATED BY AMENDMENT]

JNL SERIES TRUST



JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND (THE JNL/PPM AMERICA HIGH YIELD BOND
   FUND MERGED INTO THIS FUND, EFFECTIVE OCTOBER 4, 2004)
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/SELECT BALANCED FUND (FORMERLY, JNL/PPM AMERICA BALANCED FUND)
JNL/Select Global Growth Fund
JNL/Select Large Cap Growth Fund
JNL/SELECT MONEY MARKET FUND (FORMERLY, JNL/PPM AMERICA MONEY MARKET FUND) JNL/SELECT VALUE FUND (FORMERLY, JNL/PPM AMERICA VALUE FUND)
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund
JNL/S&P Managed Conservative Fund
JNL/S&P Managed Moderate Fund
JNL/S&P MANAGED AGGRESSIVE GROWTH FUND (FORMERLY, JNL/S&P AGGRESSIVE GROWTH FUND
   I) (THE FOLLOWING FUNDS MERGED INTO THIS FUND, EFFECTIVE OCTOBER 4, 2004:
   JNL/S&P EQUITY AGGRESSIVE GROWTH FUND I; JNL/S&P EQUITY GROWTH FUND I; JNL/S&P VERY AGGRESSIVE GROWTH FUND I; JNL/S&P CORE INDEX 50 FUND; AND JNL/S&P CORE INDEX 75 FUND)
JNL/S&P MANAGED MODERATE GROWTH FUND (FORMERLY, JNL/S&P CONSERVATIVE GROWTH
   FUND I)
JNL/S&P MANAGED GROWTH FUND (FORMERLY, JNL/S&P MODERATE GROWTH FUND I) (THE
   JNL/S&P CORE INDEX 100 FUND MERGED INTO THIS FUND, EFFECTIVE OCTOBER 4, 2004)

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management The Dow(SM) 10 Fund
JNL/Mellon Capital Management The S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management NASDAQ(R) 15 Fund
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Energy Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL 5 Fund

HIGHLIGHTED ARE THE FUNDS THAT RECENTLY UNDERWENT NAME CHANGES OR WERE SUBJECT TO A MERGER, AS EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THESE FUNDS ARE SUBDIVISIONS OF THE SEPARATE ACCOUNT AND ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)" "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial Average(SM)," "DJIA(SM)," "The Dow(SM)" and "The Dow 10(SM) Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The Dow(SM) 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The Dow(SM) 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

                        TABLE OF CONTENTS [TO BE UPDATED]

GLOSSARY........................................................................

KEY FACTS.......................................................................

FEE AND EXPENSE TABLES..........................................................

THE ANNUITY CONTRACT............................................................

JACKSON NATIONAL................................................................

THE FIXED ACCOUNTS..............................................................

THE SEPARATE ACCOUNT............................................................

INVESTMENT DIVISIONS............................................................

CONTRACT CHARGES................................................................

PURCHASES ......................................................................

TRANSFERS.......................................................................

TELEPHONE AND INTERNET TRANSACTIONS.............................................

ACCESS TO YOUR MONEY............................................................

INCOME PAYMENTS (THE INCOME PHASE)..............................................

DEATH BENEFIT...................................................................

TAXES...........................................................................

OTHER INFORMATION...............................................................

APPENDIX A (about Dow Jones)....................................................

APPENDIX B (about Contract Enhancement recapture charges).......................

APPENDIX C (GMWB examples)......................................................

APPENDIX D (4% for Life GMWB examples)..........................................

APPENDIX E (additional 4% for Life GMWB examples)...............................

APPENDIX F (5% for Life GMWB examples)..........................................

APPENDIX G (additional 5% for Life GMWB examples)...............................

APPENDIX H (Accumulation Unit values)...........................................

                                    GLOSSARY



THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT VALUE - the sum of your investment allocations between the Contract's fixed and variable options.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the stated period.

FIXED ACCOUNT - one of several sub-accounts of our General Account to which the Contract Value you allocate is guaranteed to earn a specified rate of return over a stated period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocated to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available fund. The Investment Divisions are variable because the return on investment is not guaranteed.

JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.)

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.


--------------------------------------------------------------------------------

             INVESTMENT OPTIONS     The Contract makes available for
                                    investment fixed and variable investment
                                    options. For more information about the
                                    fixed options, please see "THE FIXED
                                    ACCOUNT" beginning on page o. For more
                                    information about the variable options,
                                    please see "INVESTMENT DIVISIONS" beginning
                                    on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

             INVESTMENT PURPOSE     The Contract is intended to help you save
                                    for retirement or another long term
                                    investment purpose. The Contract is designed
                                    to provide tax deferral on your earnings.
                                    For more information, please see "TAXES"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

              FREE LOOK             If you change your mind about having
                                    purchased the Contract, you may return it
                                    without penalty. There are conditions and
                                    limitations depending on where you live. For
                                    more information, please see "Free Look"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

              PURCHASES             There are minimum and maximum premium
                                    requirements.  You may elect to receive a
                                    credit on your premium payments during the
                                    first Contract Year, subject to conditions
                                    and limitations. The Contract also has a
                                    premium protection option, namely the
                                    Capital Protection Program.  For more
                                    information, please see "PURCHASES"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

             WITHDRAWALS            Before the Income Date, there are a number
                                    of ways to access your Contract Value,
                                    sometimes subject to a charge or adjustment,
                                    particularly during the early Contract
                                    Years. There are also a number of optional
                                    withdrawal benefits available. The Contract
                                    has a free withdrawal provision and waives
                                    the charges and adjustments in the event of
                                    some unforeseen emergencies. For more
                                    information, please see "ACCESS TO YOUR
                                    MONEY" beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

           INCOME PAYMENTS          There are a number of income options
                                    available, including an optional, guaranteed
                                    income benefit. For more information, please
                                    see "INCOME PAYMENTS (THE INCOME PHASE)"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

            DEATH BENEFIT           The Contract has a death benefit that
                                    becomes payable if you die before the Income
                                    Date.  There are also a number of optional
                                    death benefits available.  For more
                                    information, please see "DEATH BENEFIT"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                FEES AND EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN PURCHASING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.


-------------------------------------------------------------------------------------------------------------------

                           OWNER TRANSACTION EXPENSES

Front-end Sales Load...........................................................................................None

Maximum Withdrawal Charge (as a percentage of premium surrendered, if applicable)/1/...........................8.5%

         ---------------------------------------------------------------------------------------------------
         Completed Years Since
            Receipt of Premium              0        1        2        3        4       5        6        7+
         Base Withdrawal Charge             8.5%     8%       7%       6%       5%      4%       2%       0
         Optional Five-year Schedule        8%       7%       6%       4%       2%      0        0        0
         Optional Three-year Schedule       7.5%     6.5%     5%       0        0       0        0        0
         ---------------------------------------------------------------------------------------------------

Maximum Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payments withdrawn if an optional Contract Enhancement is selected)/2/...............................................4%

         ---------------------------------------------------------------------------------------------------
         Completed Years Since
            Receipt of Premium              0        1        2        3        4       5        6        7+
         With 2% Credit                     2%       2%       1.25%    1.25%    0.5%    0        0        0
         With 3% Credit                     3%       3%       2%       2%       2%      1%       1%       0
         With 4% Credit                     4%       4%       2.5%     2.5%     2.5%    1.25%    1.25%    0
         ---------------------------------------------------------------------------------------------------

Maximum Premium Taxes (as a percentage of each premium payment)/3/.............................................3.5%

Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than (a).

Transfer Charge (per transfer after 15 in a Contract year)/4/..................................................$25

Expedited Delivery Charge/5/................................................................................$22.50
-------------------------------------------------------------------------------------------------------------------

/1/ On withdrawals of Contract Value, including withdrawals on an Income Date that are within one year of the Contract's Issue Date and withdrawals in excess of free withdrawal amounts. The base withdrawal charge is a seven year schedule.

/2/ Contract Enhancements are subject to recapture charges on early withdrawals of Contract Value, including: withdrawals on an Income Date that are within the recapture charge schedule; withdrawals in excess of free withdrawal amounts; and if the Contract is returned during the free look period. The recapture charge is the same for the first 24 months.

/3/  Premium taxes generally range from 0 to 3.5% and vary by state.

/4/ We do not count transfers in conjunction with dollar cost averaging, automatic rebalancing, and periodic automatic transfers.

/5/ For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $15 for wire transfers in connection with withdrawals.




THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY
DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND
EXPENSES.

-------------------------------------------------------------------------------------------------------------------

                                PERIODIC EXPENSES

FOR BASE CONTRACT

Annual Contract Maintenance Charge/6/...........................................................................$35

Separate Account Annual Expenses (as an annual percentage of the average daily account value of the Investment
   Divisions).................................................................................................1.25%

         ---------------------------------------------------------------------------------------------------
         Mortality And Expense Risk Charge/7/..........................................................1.10%
         Administration Charge/8/......................................................................0.15%
              Total Separate Account Annual Expenses...................................................1.25%
         ---------------------------------------------------------------------------------------------------

Waiver Of Withdrawal Charge With Owner's Terminal Illness Maximum Annual Charge................................None
Waiver Of Withdrawal Charge For Specified Conditions Maximum Annual Charge/9/..................................None
Waiver Of Withdrawal Charge For Extended Care Maximum Annual Charge............................................None

FOR OPTIONAL ENDORSEMENTS (AS AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY ACCOUNT
   VALUE OF THE INVESTMENT DIVISIONS, UNLESS OTHERWISE NOTED) (YOU MAY ONLY
   SELECT ONE OF EACH GROUPING, UNLESS OTHERWISE NOTED)/10/

Earnings Protection Benefit Maximum Annual Charge.............................................................0.30%

-------------------------------------------------------------------------------------------------------------------
4% Contract Enhancement Maximum Annual Charge/11/.............................................................0.56%
3% Contract Enhancement Maximum Annual Charge/11/.............................................................0.42%
2% Contract Enhancement Maximum Annual Charge/12/............................................................0.395%
-------------------------------------------------------------------------------------------------------------------

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge/13/............................................0.60%

-------------------------------------------------------------------------------------------------------------------
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge/14/.....................................0.70%
5% For Life GMWB Maximum Annual Charge/15/....................................................................1.30%
4% For Life GMWB Maximum Annual Charge/16/....................................................................0.85%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
Five-year Withdrawal Schedule Maximum Annual Charge...........................................................0.30%
Three-year Withdrawal Schedule Maximum Annual Charge..........................................................0.45%
-------------------------------------------------------------------------------------------------------------------

20% Additional Free Withdrawal Maximum Annual Charge/17/......................................................0.30%

-------------------------------------------------------------------------------------------------------------------
5% Roll-up Death Benefit Maximum Annual Charge/18/............................................................0.45%
4% Roll-up Death Benefit Maximum Annual Charge................................................................0.30%
Highest Anniversary Value Death Benefit Maximum Annual Charge/19/.............................................0.25%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge/20/..................0.55%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge......................0.40%
-------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses With The Most Expensive Optional Endorsements/21/..........4.26%
-------------------------------------------------------------------------------------------------------------------

/6/ This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your fixed and variable options either annually (on your Contract Anniversary), or in conjunction with a total withdrawal, as applicable.

/7/  This charge is 1.00% on Contracts issued before May 3, 2004.

/8/ This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.

/9/ The specified conditions are: heart attack; stroke; coronary artery surgery; life-threatening cancer; renal failure; and Alzheimer's disease.

/10/ Some optional  endorsements  are only available to select in purchasing the
     Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, the Guaranteed Minimum Income Benefit and Guaranteed Minimum Withdrawal Benefits are mutually exclusive; you may only select one.

/11/ This charge lasts for the first seven Contract Years.

/12/ This charge lasts for the first five Contract Years.

/13/ On a calendar  quarter basis, the charge is 0.15% of the GMIB Benefit Base.
     For Contracts with Issue Dates before May 3, 2004, the charge is 0.10% of the GMIB Benefit Base. The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not part of the unit value calculations, but rather is deducted by means of a cancellation of units. For more information, including the definition of the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page *.

/14/ The current charge is 0.50%. But if you selected this optional endorsement before October 4, 2004, the current charge is 0.35%, which increases to 0.55% upon "step-up." For more information, please see "Guaranteed Minimum Withdrawal Benefit" beginning on page *.

/15/ The charge varies with the Owner's age, or with the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 60 and 64; 65 and 69; 70 and 74; and 75 and 80 - the maximum annual charge is: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. Meanwhile, for the same age groups, the current charges are: 1.10%; 0.70%; 0.50%; and 0.40%, respectively.

/16/ The charge varies with the Owner's age, or with the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 50 and 54; 55 and 59; 60 and 64; 65 and 69; 70 and 74; and 75 and
     80 - the maximum annual charge is: 0.85%;  0.65%;  0.50%; 0.35%; 0.30%; and
     0.20%, respectively. Meanwhile, for the same age groups, the current charges are: 0.65%; 0.50%; 0.35%; 0.25%; 0.20%; and 0.15%, respectively.

/17/ Any Excess Interest Adjustment to which a withdrawal from the Fixed Account would be subject is also waived.

/18/ Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

/19/ Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

/20/ Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

/21/ If you were to select  these  optional  endorsements,  based on the maximum annual charges: Earnings Protection Benefit; 4% Contract Enhancement; 5% For Life GMWB; Five-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit.

The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division. Please refer to the JNL Series Trust and JNL Variable Fund LLC prospectuses for information on the Funds', which provides information on the Funds' investment objectives, performance and information on the sub-advisers.



TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses) [TO BE UPDATED BY AMENDMENT]

                           Minimum: 0.60%

                           Maximum: 1.38%


Fund Annual Expenses (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS) [TO BE UPDATED BY AMENDMENT]



                                                     MANAGEMENT
                                                        AND          ESTIMATED       12B-1                     TOTAL FUND
                                                   ADMINISTRATIVE   DISTRIBUTION    SERVICE       OTHER          ANNUAL
                    FUND NAME                           FEE/1/     (12B-1) FEES/2/    FEE/3/    EXPENSES/4/     EXPENSES
-------------------------------------------------- --------------- --------------   --------  ------------   --------------

-------------------------------------------------- --------------- --------------   --------  ------------   --------------
JNL/AIM Large Cap Growth Fund                           0.85%          0.08%         0.20%          0%            1.13%
JNL/AIM Small Cap Growth Fund                           0.95%          0.04%         0.20%          0%            1.19%
JNL/Alger Growth Fund                                   0.80%          0.07%         0.20%          0%            1.07%
JNL/Alliance Capital Growth Fund                        0.68%          0.03%         0.20%          0%            0.91%
JNL/Eagle Core Equity Fund                              0.77%          0.04%         0.20%          0%            1.01%
JNL/Eagle SmallCap Equity Fund                          0.85%          0.05%         0.20%          0%            1.10%
JNL/FMR Balanced Fund                                   0.80%          0.02%         0.20%          0%            1.02%
JNL/FMR Capital Growth Fund                             0.80%          0.02%         0.20%          0%            1.02%
JNL/JPMorgan International Value Fund                   0.92%            0%          0.20%          0%            1.12%
JNL/Lazard Mid Cap Value Fund                           0.88%          0.09%         0.20%          0%            1.17%
JNL/Lazard Small Cap Value Fund                         0.93%          0.07%         0.20%          0%            1.20%
JNL/Mellon Capital Management S&P 500 Index Fund        0.39%          0.01%         0.20%          0%            0.60%
JNL/Mellon Capital Management S&P 400 MidCap
  Index Fund                                            0.39%          0.01%         0.20%          0%            0.60%
JNL/Mellon Capital Management Small Cap Index
   Fund                                                 0.39%          0.01%         0.20%          0%            0.60%
JNL/Mellon Capital Management Bond Index Fund           0.40%            0%          0.20%          0%            0.60%
JNL/Mellon Capital Management International
   Index Fund                                           0.45%            0%          0.20%          0%            0.65%
JNL/Mellon Capital Management Enhanced S&P 500
  Stock Index Fund                                      0.58%          0.02%         0.20%          0%            0.80%
JNL/Oppenheimer Global Growth Fund                      0.85%            0%          0.20%          0%            1.05%
JNL/Oppenheimer Growth Fund                             0.80%            0%          0.20%          0%            1.00%
JNL/PIMCO Total Return Bond Fund                        0.60%            0%          0.20%          0%            0.80%
JNL/Putnam Equity Fund                                  0.77%          0.07%         0.20%          0%            1.04%
JNL/Putnam International Equity Fund                    0.93%          0.03%         0.20%          0%            1.16%
JNL/Putnam Midcap Growth Fund                           0.85%          0.06%         0.20%          0%            1.11%
JNL/Putnam Value Equity Fund                            0.74%          0.05%         0.20%          0%            0.99%
JNL/Salomon Brothers High Yield Bond Fund               0.60%            0%          0.20%          0%            0.80%
JNL/Salomon Brothers Strategic Bond Fund                0.75%            0%          0.20%          0%            0.95%
JNL/Salomon Brothers U.S. Government &
  Quality Bond Fund                                     0.58%            0%          0.20%          0%            0.78%
JNL/Select Balanced Fund                                0.59%          0.01%         0.20%          0%            0.80%
JNL/Select Global Growth Fund                           0.89%          0.05%         0.20%          0%            1.14%
JNL/Select Large Cap Growth Fund                        0.78%          0.04%         0.20%          0%            1.02%
JNL/Select Money Market Fund                            0.40%             0%         0.20%          0%            0.60%
JNL/Select Value Fund                                   0.65%          0.03%         0.20%          0%            0.88%
JNL/T. Rowe Price Established Growth Fund               0.72%          0.03%         0.20%          0%            0.95%
JNL/T. Rowe Price Mid-Cap Growth Fund                   0.83%          0.01%         0.20%          0%            1.04%
JNL/T. Rowe Price Value Fund                            0.80%          0.02%         0.20%          0%            1.02%
JNL/S&P Managed Conservative Fund                       0.18%            0%            0%           0%            0.18%
JNL/S&P Managed Moderate Fund                           0.18%            0%            0%           0%            0.18%
JNL/S&P Managed Aggressive Growth Fund/5/               0.18%            0%            0%           0%            0.18%
JNL/S&P Managed Moderate Growth Fund/5/                 0.18%            0%            0%           0%            0.18%
JNL/S&P Managed Growth Fund/5/                          0.17%            0%            0%           0%            0.17%
JNL/Mellon Capital Management The Dow(SM)
  10 Fund                                               0.46%            0%          0.20%       0.01%            0.67%
JNL/Mellon Capital Management The S&P(R)
  10 Fund
JNL/Mellon Capital Management Global 15 Fund            0.52%            0%          0.20%       0.01%            0.73%
JNL/Mellon Capital Management 25 Fund                   0.47%            0%          0.20%       0.01%            0.68%
JNL/Mellon Capital Management Select Small-Cap
   Fund                                                 0.47%            0%          0.20%       0.01%            0.68%
JNL/Mellon Capital Management NASDAQ(R)15 Fund          0.52%            0%          0.20%       0.05%            0.77%
JNL/Mellon Capital Management Value Line(R) 25 Fund     0.52%            0%          0.20%       0.16%            0.88%
JNL/Mellon Capital Management Communications
  Sector Fund                                           0.52%            0%          0.20%       0.01%            0.73%
JNL/Mellon Capital Management Consumer Brands
  Sector Fund                                           0.52%            0%          0.20%       0.02%            0.74%
JNL/Mellon Capital Management Energy Sector Fund        0.52%            0%          0.20%       0.02%            0.74%
JNL/Mellon Capital Management Financial Sector
   Fund                                                 0.52%            0%          0.20%       0.01%            0.73%
JNL/Mellon Capital Management
   Pharmaceutical/Healthcare Sector Fund                0.52%            0%          0.20%       0.02%            0.74%
JNL/Mellon Capital Management Technology Sector
   Fund                                                 0.52%            0%          0.20%       0.01%            0.73%
JNL/Mellon Capital Management VIP Fund                  0.52%            0%          0.20%       0.05%            0.77%
JNL/Mellon Capital Management JNL 5 Fund                0.52%            0%          0.20%       0.01%            0.73%
-------------------------------------------------- --------------- --------------   --------  ------------   --------------

/1/ Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the five JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the JNL/Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

/2/ The Board of Trustees has adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Funds. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

/3/ Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares.

/4/ Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent leal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

/5/ UNDERLYING FUND EXPENSES. The expenses shown above are the annual operating expenses for the JNL/S&P Funds. Because the JNL/S&P Funds invest in other Funds of the JNL Series Trust, the JNL/S&P Funds will indirectly bear its pro rata share of fees and expenses of the underlying Funds in addition to the expenses shown.


The total annual operating expenses for each JNL/S&P Fund (including both the annual operating expenses for the JNL/S&P Funds and the annual operating expenses for the underlying Funds) could range from *% to *% (this range reflects an investment in the Funds with the lowest and highest Total Fund Annual Expenses). The table below shows estimated total annual operating expenses for each of the JNL/S&P Funds based on the pro rata share of expenses that the JNL/S&P Funds would bear if they invested in a hypothetical mix of underlying Funds. The adviser believes the expenses shown below to be a likely approximation of the expenses the JNL/S&P Funds will incur based on the actual mix of underlying Funds. The expenses shown below include both the annual operating expenses for the JNL/S&P Fund and the annual operating expenses for the underlying Funds. The actual expenses of each JNL/S&P Fund will be based on the actual mix of underlying Funds in which it invests. The actual expenses may be greater or less than those shown.


         JNL/S&P Managed Conservative Fund.......  *
         JNL/S&P Managed Moderate Fund...........  *
         JNL/S&P Managed Moderate Growth Fund....1.093%
         JNL/S&P Managed Growth Fund ............1.129%
         JNL/S&P Managed Aggressive Growth Fund .1.167%




EXAMPLES. [TO BE UPDATED BY AMENDMENT] These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.

The following examples include maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the three-year withdrawal charge period, the most expensive Optional Death Benefit Endorsement, the 5% For Life GMWB (using the maximum possible charge (at age 60)), and the 4% Contract Enhancement Endorsement. Based on these assumptions, your costs would be:


If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$541              $1,620            $2,695           $5,202

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,691            $2,370            $2,945           $5,202

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$190              $588              $1,011           $2,190

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,040            $1,288            $1,511           $2,190

EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples reflect the annual contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Accounts.

A withdrawal charge is imposed on income payments which occur within one year of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National in the Statement of Additional Information. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus.

CONDENSED FINANCIAL INFORMATION. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges. Please see Appendix H for more information about Accumulation Unit values.

                               THE ANNUITY CONTRACT


Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity Contract. We will generally not issue a Contract to someone older than 90. You may allocate your Contract Values to


     o our Fixed Accounts, as may be made available by us, or as may be otherwise limited by us,

     o our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

     o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity Contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group Contract. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                 JACKSON NATIONAL

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

We are working to provide statements/correspondence/information electronically. When this program is available, we will, if possible, forward statements/correspondence/ information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact us at our Service Center in writing.


                               THE FIXED ACCOUNTS


Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Fixed Account options, and transfers into and out of the Fixed Account options, may be subject to contractual and administrative requirements. For more information about the availability of the Fixed Accounts, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.

Each FIXED ACCOUNT option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred, or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years.
Subject to these minimum requirements, we may declare different base interest rates at different times.

Your Contract Value in the Fixed Account may be subject to an "EXCESS INTEREST ADJUSTMENT" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Excess Interest Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Excess Interest Adjustment will increase your Contract Value, and vice versa. However, there will be no Excess Interest Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or anuitization is less than your base interest rate by 0.5% or less. Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will your Contract Value allocated to the Fixed Account be less than if it had been credited the Fixed Account minimum interest rate, after any withdrawals and transfers, and after charges.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

For Contract Owners who purchased their Contract between June 4, 2003 and August 17, 2003, the three, five and seven year Fixed Accounts were not available if the 3% or 4% Contract Enhancement was selected (for the 2% Contract Enhancement, these restrictions were in place between July 14, 2003 and August 17, 2003). You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account be automatically transferred on a monthly basis in equal installments to your choice of investment division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Division options. However, the effective yield over the 12 month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.


The DCA+ FIXED ACCOUNTS, IF AVAILABLE, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Accounts. From time to time, we will offer special enhanced rates on the DCA+ Fixed Accounts. DCA+ Fixed Accounts are only available for new premiums.

The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. The Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge Period option.

                               THE SEPARATE ACCOUNT


We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account and a unit investment trust under federal securities law, and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue. The obligations under the Contracts are our obligations.


The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.



                INVESTMENT DIVISIONS [TO BE UPDATED BY AMENDMENT]

You can allocate your Contract Value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Investment Divisions at any one time. Each Investment Division purchases the shares of one underlying FUND (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.



                  THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS
                                                                                                    INVESTMENT
                                                                                    INVESTMENT     ADVISER (AND
                                   NAME OF FUND                                      OBJECTIVE     SUB-ADVISER)
          ===========================================================================================================
          JNL SERIES TRUST
          -----------------------------------------------------------------------------------------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/AIM Large Cap Growth Fund        Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and AIM
                                               assets plus the amount of any borrowings    Capital Management, Inc.)
                                               for investment purposes) in securities of
                                               large-capitalization companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/AIM Small Cap Growth Fund        Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and AIM
                                               assets (net assets plus the amount of any   Capital Management, Inc.)
                                               borrowings for investment purposes) in
                                               securities of small-cap companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Alger Growth Fund                Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in a diversified portfolio of        Fred Alger Management,
                                               equity securities - common stock,           Inc.)
                                               preferred stock, and securities
                                               convertible into or exchangeable for
                                               common stock - of large companies which
                                               trade on U.S. exchanges or in the U.S.
                                               over-the-counter market.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Alliance Capital Growth Fund     Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Eagle Core Equity Fund           Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 80% of its assets (net assets      Eagle Asset Management,
                                               plus the amount of any borrowings for       Inc.)
                                               investment purposes) in a diversified
                                               portfolio of common stock of U.S.
                                               companies that meet the criteria for one
                                               of three separate equity strategies: the
                                               growth equity strategy, the value equity
                                               strategy and the equity income strategy.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Eagle SmallCap Equity Fund       Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Eagle Asset Management,
                                               for investment purposes) in a diversified   Inc.)
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of securities represented by
                                               the Russell 2000(R)Index.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/FMR Balanced Fund                Seeks income and capital growth,            Jackson National Asset
                                               consistent reasonable risk by investing     Management, LLC (and
                                               60% of its assets in securities and the     Fidelity Management &
                                               remainder in bonds and other debt           Research Company)/1/
                                               securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/FMR Capital Growth Fund          Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities issued by           Management, LLC (and
                                               medium-sized companies.                     Fidelity Management &
                                                                                           Research Company)/1/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/JPMorgan International Value     Seeks high total return from a portfolio    Jackson National Asset Fund
                                               of equity securities of foreign companies   Management, LLC (and

                                               in developed and, to a lesser extent,       J.P. Morgan Investment
                                               developing markets.                         Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Lazard Mid Cap Value Fund        Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented in the
                                               Russell Mid Cap Index and that the
                                               sub-adviser believes are undervalued
                                               based on their return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Lazard Small Cap Value Fund      Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented by the
                                               Russell 2000(R)Index that the sub-adviser
                                               believes are undervalued based on their
                                               return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          500 Index Fund                       500(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in                      Mellon Capital
                                               large-capitalization company securities.    Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          400 MidCap Index Fund                400(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in equity securities    Mellon Capital
                                               of medium capitalization weighted domestic  Management Corporation)/2/
                                               corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index Fund                 Russell 2000(R) Index to provide long-term  Management, LLC (and
                                               growth of capital by investing in equity    Mellon Capital securities
                                               of small- to mid-size domestic              Management Corporation)/2/
                                               corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management Bond   Seeks to match the performance of the       Jackson National Asset
          Index Fund                           Lehman Brothers Aggregate Bond Index to     Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed-income          Management Corporation)
                                               investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          International Index Fund             Morgan Stanley Capital International        Management, LLC (and

                                               Europe Australasia Far East Free Index to   Mellon Capital Management
                                               provide long-term capital growth by         Corporation)
                                               investing in international equity
                                               securities attempting to match the
                                               characteristics of each country within
                                               the index.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to exceed the performance of the      Jackson National Asset
          Enhanced S&P 500 Stock Index Fund    S&P 500 Index by tilting towards stocks     Management, LLC (and
                                               having higher expected return while         Mellon Capital
                                               maintaining overall index characteristics.  Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Oppenheimer Global Growth Fund   Seeks capital appreciation by investing     Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Oppenheimer Growth Fund          Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large- and mid-capitalization.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PIMCO Total Return Bond Fund     Seeks maximum total return, consistent      Jackson National Asset
                                               with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 80% of its      Management Company LLC)
                                               assets (net assets plus the amount of any
                                               borrowings for investment purposes) in a
                                               diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Equity Fund               Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam International Equity      Seeks long-term growth of capital by        Jackson National Asset
          Fund                                 investing at least 80% of its assets (net   Management, LLC (and

                                               assets plus the amount of any borrowings    Putnam Investment
                                               for investment purposes) in a diversified   Management, Inc.)
                                               portfolio consisting primarily of common
                                               stocks of non-U.S. companies. The Fund
                                               invests in foreign securities that the
                                               sub-adviser believes offer significant
                                               potential for long-term appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Midcap Growth Fund        Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S.             Management, LLC (and
                                               mid-capitalization companies, of a          Putnam Investment
                                               similar size to those in the Russell        Management, Inc.)
                                               MidCap(R) Growth Index, with a focus on
                                               growth stocks which are stocks whose
                                               earnings the sub-adviser believes
                                               are likely to grow faster than the
                                               economy as a whole.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Value Equity Fund         Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               80% of its assets (net assets plus the
                                               amount of any borrowings for investment
                                               purposes) will be invested, under normal
                                               market conditions, in equity securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers High Yield      Seeks a high level of current income,       Jackson National Asset
          Bond Fund                            with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least            Salomon Brothers Asset
                                               80% of  its assets (net assets plus the     Management Inc.)
                                               amount of  any borrowings for investment
                                               purposes) in high-yield, high-risk debt
                                               securities ("junk bonds") and related
                                               investments and may invest in securities
                                               of foreign insurers.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers Strategic       Seeks a high level of current income,       Jackson National Asset
          Bond Fund                            with capital appreciation as a secondary    Management, LLC (and

                                               objective, by investing at least 80% of     Salomon Brothers Asset
                                               its assets (net assets plus the amount of   Management Inc.)
                                               any borrowings for investment purposes)
                                               in a globally diverse portfolio of
                                               fixed-income investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond Fund       investing at least 80% of its assets (net   Management, LLC (and

                                               assets plus the amount of any borrowings    Salomon Brothers Asset
                                               for investment purposes) in: (i) U.S.       Management Inc.)
                                               Treasury obligations; (ii) obligations
                                               issued or guaranteed by agencies or
                                               instrumentalities of the U.S. Government
                                               which are backed by their own credit and
                                               may not be backed by the full faith and
                                               credit of the U.S. Government; and (iii)
                                               mortgage-backed securities guaranteed by
                                               the Government National Mortgage
                                               Association that are supported by the
                                               full faith and credit of the U.S.
                                               Government.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Balanced Fund             Seeks reasonable income and long-term       Jackson National Asset
                                               capital growth by investing primarily in    Management, LLC (and
                                               a diversified portfolio of common stock     Wellington Management
                                               and investment grade fixed-income           Company, LLP)/3/
                                               securities, but may also invest up to 15%
                                               of its assets in foreign equity and fixed
                                               income securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Global Growth Fund        Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC
                                               (and assets plus the amount of any          Wellington Management
                                               borrowings for investment purposes) in a    Company, LLP)/4/
                                               diversified  portfolio of equity securities
                                               of foreign and domestic issuers.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Large Cap Growth Fund     Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Wellington Management
                                               for investment purposes) in a diversified   Company, LLP)/4/
                                               portfolio of common stocks of large U.S.
                                               companies selected for their growth
                                               potential.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Money Market Fund         Seeks a high level of current income as     Jackson National Asset
                                               is consistent with the preservation of      Management, LLC
                                               (and capital and maintenance of liquidity   Wellington Management
                                               by investing in high quality, short-term    Company, LLP)/3/
                                               money market instruments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Value Fund                Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in common stocks of domestic         Wellington Management
                                               companies, focusing on companies with       Company, LLP)/3/
                                               large market capitalizations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth Fund                          increasing dividend income by investing     Management, LLC (and T.

                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
          Fund                                 normally investing at least 80% of its      Management, LLC (and T.

                                               assets (net assets plus the amount of any   Rowe Price Inc.)
                                               Associates, borrowings for investment
                                               purposes) in a diversified portfolio
                                               of common stocks of medium-sized (mid-cap)
                                               U.S. companies which the sub-adviser
                                               expects to grow at a faster rate than the
                                               average company.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------


          JNL/T. Rowe Price Value Fund         Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued.  Income is a secondary         Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Managed Conservative Fund    Seeks capital growth and current income     Jackson National Asset
                                               by investing in Class A Shares of a         Management, LLC
                                               diversified group of other Funds of         (and Standard & Poor's
                                               the JNL Series Trust and JNL Variable       Investment Advisory
                                               Fund LLC that invest in equity and          Services, Inc.)
                                               fixed income securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Managed Moderate Fund        Seeks capital growth, with current income   Jackson National Asset
                                               as a secondary objective, by investing in   Management, LLC (and
                                               Class A Shares of a diversified group of    Standard & Poor's
                                               other Funds of the JNL Series Trust and     Investment Advisory
                                               JNL Variable Fund LLC that invest in        Services, Inc.)
                                               equity and fixed income securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Managed Aggressive Growth    Seeks capital growth by investing in Class  Jackson National Asset
          Fund                                 A Shares of a diversified group of other    Management, LLC (and
                                               Funds of the JNL Series Trust and JNL       Standard & Poor's
                                               Variable Fund LLC that invest in equity     Investment Advisory
                                               and fixed income securities.                Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Managed Moderate Growth      Seeks capital growth by investing in Class  Jackson National Asset
          Fund                                 A Shares of a diversified group of other    Management, LLC (and
                                               Funds of the JNL Series Trust and JNL       Standard & Poor's
                                               Variable Fund LLC that invest in equity     Investment Advisory
                                               and fixed income securities.                Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/S&P Managed Growth Fund          Seeks capital growth by investing in Class  Jackson National Asset
                                               A Shares of a diversified group of other    Management, LLC (and
                                               Funds of the JNL Series Trust and JNL       Standard & Poor's
                                               Variable Fund LLC that invest in equity     Investment Advisory
                                               and fixed income securities.                Services, Inc.)

          ------------------------------------ ------------------------------------------- --------------------------
          JNL VARIABLE FUND LLC
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management The    Seeks total return through a combination    Jackson National Asset
          DowSM 10 Fund                        of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management The    Seeks total return through a                Jackson National Asset
          S&P(R) 10 Fund                       combination of capital appreciation         Management, LLC (and
                                               and dividend income.                        Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Global 15 Fund                       of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management 25     Seeks total return through a combination    Jackson National Asset
          Fund                                 of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Select Small-Cap Fund                of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return by investing in the      Jackson National Asset
          NASDAQ(R) 15 Fund                    common stocks of companies that are         Management, LLC (and
                                               expected to have a potential for capital    Mellon Capital
                                               appreciation.                               Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks capital appreciation by investing in  Jackson National Asset
          Value Line(R) 25 Fund                25 of the 100 common stocks that Value      Management, LLC (and
                                               Line(R) gives a #1 ranking for              Mellon Capital
                                               Timeliness(TM).                             Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Communications Sector Fund           of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Consumer Brands Sector Fund          of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Energy Sector Fund                   of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Financial Sector Fund                of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Pharmaceutical/Healthcare Sector     of capital appreciation and dividend        Management, LLC (and
          Fund                                 income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Technology Sector Fund               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management VIP    Seeks total return by investing in the      Jackson National Asset
          Fund                                 common stocks of companies that are         Management, LLC (and
                                               identified by a model based on six          Mellon Capital
                                               separate specialized strategies.            Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management JNL    Seeks total return through a combination    Jackson National Asset
          5 Fund                               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------



         /1/ Fidelity replaced Janus Capital Management LLC as sub-adviser on May 3, 2004.
         /2/ Mellon replaced Curian Capital LLC as sub-adviser on February 18, 2004.
         /3/ Wellington replaced PPM America, Inc. as sub-adviser on October 4, 2004.
         /4/ Wellington replaced Janus Capital Management LLC as sub-adviser on May 3, 2004.

The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust and the JNL Variable Fund LLC carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.


                                CONTRACT CHARGES


There are charges associated with your Contract the deduction of which will reduce the investment return of your Contract. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:

MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for mortality and expense risk charges. On an annual basis, these charges equal 1.10% of the average daily net asset value of your allocations to the Investment Divisions (for Contracts issued prior to May 3, 2004, the Mortality and Expense Risk Charge is 1.00%). This charge does not apply to the Fixed Accounts.


This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     o to make income payments for the life of the Annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the Owner's death; and

     o    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.


ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual Contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual Contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and Fixed Account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.


ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging, rebalancing transfers and any transfers we require and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the three-year withdrawal charge option or five for the five-year withdrawal charge option) years without being withdrawn), PLUS

     o    EARNINGS  (excess of your Contract  Value  allocated to the Investment
          Divisions  and  the  Fixed  Accounts  over  your  remaining   premiums
          allocated to those accounts)

     o during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distribution will be counted as part of the 10%/20% Free Withdrawal amount).

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    withdrawals in excess of the free withdrawal amounts, or

     o    amounts withdrawn in a total withdrawal, or

     o amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:

                          WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

COMPLETED YEARS        0         1        2        3        4        5        6       7+
SINCE RECEIPT OF
PREMIUM

WITHDRAWAL CHARGE     8.5%      8%       7%       6%       5%       4%       2%        0

WITHDRAWAL CHARGE      8%       7%       6%       4%       2%        0        0        0
IF FIVE-YEAR
PERIOD IS ELECTED

WITHDRAWAL CHARGE     7.5%     6.5%      5%        0        0        0        0        0
IF THREE-YEAR
PERIOD IS ELECTED


For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described on page 48 and in the supplementary materials and your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do NOT assess the withdrawal charge on any amounts paid out as:

     o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

     o    death benefits;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the entire withdrawal will be subject to the withdrawal charge, if applicable);

     o if permitted by your state, withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Accounts by reducing credited rates which will not be less than the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

CONTRACT ENHANCEMENT                 2%                3%                4%

CHARGE (ON AN ANNUAL BASIS)      0.395%             0.42%             0.56%


CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:



        CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
        CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL
        CONTRACT ENHANCEMENT IS SELECTED)
        Completed Years Since Receipt of      0      1        2         3          4         5          6       7+
          Premium
        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%         0         0       0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%         1%        1%      0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%      1.25%     1.25%      0


We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    withdrawals taken under the additional free withdrawal provision;


     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (but if the requested withdrawal exceeds the minimum distribution requirements, then the entire withdrawal will be assessed the applicable recapture charge);


     o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Accounts (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% (.10% for Contracts purchased prior to May 3, 2004) of the GMIB Benefit Base. This charge is deducted from the Contract Value at the end of each calendar quarter and upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro-rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. The GMIB Benefit Base is explained on page 59 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT, AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 7% GMWB, you will pay 0.50% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. However, if you selected the 7% GMWB before October 4, 2004, you will pay 0.35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, increasing to .55% upon the first election of a "step-up. " We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of ..70%. The "step-up" is explained on page 56 below. We stop deducting this charge upon the earliest of either the date you annuitize or the date your Contract Value falls to zero.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 5% For Life GMWB, you will pay a charge on an annual basis of the daily net asset value of your allocations to the Investment Divisions that varies with the Owner's age, or with the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

        60 and 64.....................................1.10%
        65 and 69.....................................0.70%
        70 and 74.....................................0.50%
        75 and 80.....................................0.40%

We reserve the right to prospectively increase the charge on new issues or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 4% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that varies with the Owner's age, or with the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

        50 and 54.....................................0.65%
        55 and 59.....................................0.50%
        60 and 64.....................................0.35%
        65 and 69.....................................0.25%
        70 and 74.....................................0.20%
        75 and 80.....................................0.15%

We reserve the right to prospectively increase the charge on new issues or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and 0.20%, respectively. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.

DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.

If you select the 5% Roll-up Death Benefit (5% Compounded Death Benefit), you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the 4% Roll-up Death Benefit, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Highest Anniversary Value Death Benefit (Maximum Anniversary Value Death Benefit), you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Combination 5% Roll-up and Highest Anniversary Value Death Benefit (Combination Death Benefit), you will pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Combination 4% Roll-up and Highest Anniversary Value Death Benefit, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

For Contracts issued prior to August 18, 2003, for the 5% Compounded Death Benefit and the Maximum Anniversary Value Death Benefit, you will pay 0.15% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, and for the Combination Death Benefit, you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.


THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust and the JNL Variable Fund LLC.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the nine JNL/S&P Funds pay an administrative fee of .05%; the other Funds pay an administrative fee of .10%. The Management and Administrative Fee and the Total Fund Annual Expenses columns in the Fund Annual Expenses table reflect the inclusion of any applicable administrative fee.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state), depending on the state.

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the distributor of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National.

Commissions are paid to broker-dealers who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation, and

     o    Investment Centers of America, Inc.


The Distributor also has the following relationships with the sub-advisers and their affiliates. The Distributor receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between .30% and .45% depending on these factors. In addition, the Distributor acts as distributor of variable annuity contracts and variable life insurance policies (the "Other Contracts") issued by Jackson
National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Raymond James Financial Services, a brokerage affiliate of the sub-adviser to the JNL/Eagle Funds, participates in the sale of Contracts and is compensated by JNLD for its activities at the standard rates of compensation. Unaffiliated broker-dealers are also compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.


                                    PURCHASES

                           MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances.

     o    $2,000 for a qualified plan Contract.

                           MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan.

     o    $50 for an automatic payment plan.

     o You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Fixed Accounts and Indexed Fixed Account.

MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB and the GMWB.


ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the available fixed and variable options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your Contract Values among more than 18 Investment Divisions at any one time.


We will issue your Contract and allocate your first premium within two BUSINESS DAYS (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancement endorsements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

     o    elect to receive payment under an income option, or

     o    return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal, amounts paid out as death benefits or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancement options work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract
Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

The increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

     o    death benefits computed on the basis of Contract Value;

     o withdrawals taken under the 10% additional free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    if permitted by your state, withdrawals under our:

          o    Terminal Illness Benefit;
          o    Specified Conditions Benefit; or
          o    Extended Care Benefit. (See pages *-* below.)

You may NOT elect the 3% or 4% Contract Enhancement Endorsements with the 20% Additional Free Withdrawal option.

If you purchased your Contract between March 18, 2003 and June 3, 2003, the 3% and 4% Contract Enhancements were not available and the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

If you purchased your Contract between June 4, 2003 and August 17, 2003, the three, five and seven year Fixed Accounts were not available if the 3% or 4% Contract Enhancement was selected.

If you purchased your Contract between July 14, 2003 and August 17, 2003, the three, five and seven year Fixed Accounts were not available if the 2% Contract Enhancement was selected.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. You should consult your JNL representative with respect to the current availability of Fixed Accounts, their limitations, and the availability of the Capital Protection program.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, the Capital Protection Program is not available.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o    subtracting any charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division.

                                    TRANSFERS

You may transfer your Contract Value among the Investment Divisions at any time, but transfers between an available Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment, and transfers from the Indexed Fixed Option are not permitted until the end of the Indexed Fixed Option period. There may be periods when we do not offer any Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the Income Date, the Company will credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, subject to guidelines related to transfers in and out of the Indexed Fixed Option as described in the Contract and the supplementary materials.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, transfers are not allowed from the investment divisions to the Fixed Accounts.

If you purchased your Contract between July 14, 2003 and August 17, 2003 and you purchased the 2% Contract Enhancement, transfers are not allowed from the Investment Divisions to the Fixed Accounts.

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract Owners or under a power of attorney on behalf of one or more Contract Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

If we identify a pattern of frequent trading in and out of the sub-accounts, we place the Contract on a watch list and if the trading pattern continues we may terminate the transfer privileges or terminate electronic or telephone transfer privileges or require the transfer instructions be mailed through regular US postal service, as necessary. We do not exempt any person or class of persons from this policy. We reserve the right to change, terminate, limit, or suspend the transfer provisions at any time. If we limit the transfer privileges, you may need to make a partial surrender to access the Policy Value in the Investment Division from which you sought a transfer. We will notify you and your representative in writing within 5 days after the pattern of frequent trading is identified.

We will restrict round trip transfers made within 15 calendar days. We will allow redemptions from a sub-account, however, once a complete or partial redemption has been made from a sub-account through a sub-account transfer, you will not be permitted to transfer Contract Value back into that sub-account within 15 calendar days of the redemption. This restriction will not apply to the money market sub-account, the Fixed Accounts, Dollar Cost Averaging or the Automatic Rebalancing program. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous 15 days whether the transfer was requested by you or a third party. This restriction is designed to prevent abusive trading practices. If we determine that our goal of curtailing abusive trading practices is not being fulfilled, we may amend or replace the procedure described above without prior notice. We will consider waiving the procedure described above for unanticipated financial emergencies. Please contact our Service Center if your transfer request entails what you believe is a financial emergency.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet Web site, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.


HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.


OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal,

     o    by electing the Systematic Withdrawal Program,


     o    by electing a Guaranteed Minimum Withdrawal Benefit, or


     o    by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of your Contract on the day your request is received by us, MINUS any applicable tax, annual contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.


Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. SEE "TAXES."

WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

     o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

     o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Separate Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

          o    Heart attack

          o    Stroke

          o    Coronary artery surgery

          o    Life-threatening cancer

          o    Renal failure or

          o    Alzheimer's disease; and

     o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account and from the Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.


OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five- Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the IFO. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four to six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.


If you purchased your Contract between March 18, 2003 and August 17, 2003, the Five- Year Withdrawal Charge Period endorsement could not be elected with the 2% Contract Enhancement.

20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your Contract Value falls below your Guaranteed Withdrawal Balance. ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement Endorsements or if you elect the Three-year Withdrawal Charge Period.


7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION OF THE GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. We may limit the availability of this optional endorsement. Once selected, the GMWB cannot be canceled. If you select the GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. However, the GWB can never be more than $5 million, and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than the 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the increase in the GWB. We reserve the right to restrict subsequent premium payments and the total GWB.


If the total of your partial withdrawals made in the current Contract Year are greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Please refer to the examples in Appendix C for supplemental information about the impact of partial withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

     o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    7% of the greater of:

          1.   the  Contract  Value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.


On or after your fifth Contract Anniversary after selecting the GMWB, you may choose to "step-up" the GWB to equal your then current Contract Value. The request will be processed and effective on the day we receive the request in Good Order. Your GAWA then becomes the greater of: (i) 7% of the Contract Value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your Contract Value. More than one "step-up" is permitted, but there must be at least five years between "step-ups." Before deciding to "step-up," please consult with the registered representative who helped you to purchase the Contract or contact us at our Annuity Service Center.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the GMWB feature to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The GMWB endorsement becomes effective on the Contract Anniversary following receipt of the request in Good Order.


If the spouse continues the Contract and the GMWB endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


SURRENDER. If your Contract is surrendered, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the GMWB Endorsement. The GMWB is terminated.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The total payments will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of a GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity
Contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.


4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 4% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED IN THE IMMEDIATELY PRECEDING FEW SECTIONS, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. ALSO, THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES D AND E. For Owners between the ages of 50 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 4% for Life GMWB may be available. The 4% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB, regardless of your Contract Value. For the 4% for Life GMWB, how the GWB and GAWA are determined is the same, except that: there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year exceed the GAWA and your "for life" guarantee is still in effect; the GAWA is 4% of the GWB; and there is a "for life" guarantee. "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

The GWB of the 4% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 4% of the GWB.

With the 4% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges, or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 5% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES F AND G. For Owners between the ages of 60 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% for Life GMWB may be available. The 5% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed at least to equal the GWB, regardless of your Contract Value. For the 5% for Life GMWB, how the GWB and GAWA are determined is the same, except that: there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year exceed the GAWA and your "for life" guarantee is still in effect; the GAWA is 5% of the GWB; and there is a "for life" guarantee. "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

The GWB of the 5% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 5% of the GWB.

With the 5% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges, or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective.

THE GMWBS AND GMIB ARE MUTUALLY EXCLUSIVE. YOU MAY NOT ELECT MORE THAN ONE.


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an Excess Interest Adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     o    the SEC, by order, may permit for the protection of Contract Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Accounts and the Indexed Fixed Option for up to six months or the period permitted by law.


                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at any time before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.


At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

     o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

     o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

     o    which income option you select; and

     o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.


GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on whether you purchased a Contract before May 3, 2004. In any case, this benefit is only available if:


     o    you elect it prior to your Contract's Issue Date;

     o    the Annuitant is not older than age 75 on the Issue Date; and

     o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the Income Date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  Excess   Interest   Adjustments   to  those
          withdrawals); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement; and MINUS

o        any taxes incurred, or chargeable under the Contract;


compounded at an annual interest rate of 5% (the interest rate is 6% if you purchased the Contract before May 3, 2004) from the date your Contract was issued until the earlier of the date the charge is assessed, the Annuitant's 80th birthday or the date the GMIB is exercised.


All adjustments for Premiums, Contract Enhancements, charges and taxes are made on the date of the applicable listed events and their transaction. All withdrawal adjustments are made at the end of the Contract Year and on the Exercise Date. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the annual contract maintenance charge of $35 which is assessed on any Contract Anniversary when the contract Value is less than $50,000; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485. This example does not take into account taxes.


For Contracts issued before October 4, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.


AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

     o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

     o any annual contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

     o    any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

     o    any withdrawals (including related charges and adjustments); MINUS

     o    annual  contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based charges due under any optional endorsement; and MINUS

     o    taxes incurred since that was issued.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.


YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB.



                                  DEATH BENEFIT


The Contract has a death benefit, namely the basic death benefit. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. There is an additional annual charge for each optional death benefit. The optional death benefits are only available upon application, and once chosen, cannot be canceled.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation which includes but is not limited to due proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among investment options according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Annuity Service Center in Lansing, Michigan.


BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:



     o your Contract Value on the date we receive all required documentation from your Beneficiary; or

     o the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments) in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued before October 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.


EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are age 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define EARNINGS as the amount by which the sum of your Contract Value exceeds the REMAINING PREMIUMS (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

     o    if your Contract is in the income phase at the time of your death;

     o    if there are no earnings in your Contract; or

     o if your spouse exercises the Special Spousal Continuation Option (described below) and either

          o    is age 76 or older at the Continuation Date or

          o    elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of ..30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it. The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.


OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance and the impact that poor investment performance could have on the amount of the basic death benefit. Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are not available, however, if you are 80 years old or older on the Contract's Issue
Date. Besides, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on the Issue Date of your Contract, the availability of an optional death benefit may have been different, and we may have referred to an optional death benefit by a different name (as noted below). Also depending on the Issue Date of your Contract, the definition of Net Premiums has changed because the adjustment has changed to which your premium payments is subject. "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued before October 4, 2004, your premium payments are further reduced by the annual Contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued before October 4, 2004, the withdrawal adjustment in
(b) is equal to the dollar amount of your withdrawals.

Amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums. We will not permit you to use multiple Contracts to try to circumvent this limitation.

          5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

               (a) your Contract Value on the date we receive all required documentation from your Beneficiary; or

               (b)  total Net Premiums since your Contract was issued; or

               (c)  total  Net   Premiums   since  your   Contract  was  issued,
                    compounded at 5% per annum; or

               (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

          However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

          4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

               (a) your Contract Value on the date we receive all required documentation from your

                    Beneficiary; or

               (b)  total Net Premiums since the Issue Date of your Contract; or

               (c)  total  Net   Premiums   since  your   Contract  was  issued,
                    compounded at 4% per annum; or

               (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum.

          However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

          HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

               (a) your Contract Value on the date we receive all required documentation from your Beneficiary; or


               (b)  total Net Premiums since your Contract was issued; or


               (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments) in proportion to the reduction in Contract Value at the time of the withdrawal, annual contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) and minus taxes deducted subsequent to that Contract Anniversary. All adjustments occur at the time of the transaction.

          COMBINATION 5% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

               (a) your Contract Value on the date we receive all required documentation from your Beneficiary; or

               (b)  total Net Premiums since your Contract was issued; or

               (c)  total  Net   Premiums   since  your   Contract  was  issued,
                    compounded at 5% per annum; or

               (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

               (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments) in proportion to the reduction in Contract Value at the time of the withdrawal, annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) and minus taxes deducted subsequent to that Contract Anniversary). All adjustments occur at the time of the transaction.

          However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.


          COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:


               (a) your Contract Value on the date we receive all required documentation from your Beneficiary; or


               (b)  total Net Premiums since your Contract was issued; or


               (c)  total  Net   Premiums   since  your   Contract  was  issued,
                    compounded at 4% per annum; or

               (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 4% per annum; or

               (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments) in proportion to the reduction in Contract Value at the time of the withdrawal, annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) and minus taxes deducted subsequent to that Contract Anniversary). All adjustments occur at the time of the transaction.

          However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also, the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years old or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PAYOUT OPTIONS. The basic death benefit and the optional death benefits described below can be paid under one of the following death benefit options:


     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these income options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect an income option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. See "Special Spousal Continuation Option" below.


PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. If this Pre-Selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.


SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit and Optional Death Benefit, if any) exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The Contract, and its optional benefits, remain the same, except as described above. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO ENHANCED EARNINGS BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.

If you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.

DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and the Annuitant dies before the Income Date, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

     o    paid on or after the date you reach age 59 1/2;

     o    paid to your Beneficiary after you die;

     o paid if you become totally disabled (as that term is defined in the Code);

     o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a Beneficiary;

     o    paid under an immediate annuity; or

     o    which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies;

     o    becomes disabled (as that term is defined in the Code); or


experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.


WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity Contract,

     o    the Contract Owner had no liability for the fees, and

     o    the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract or agreement between the contract owner and Jackson National regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.


The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers * Investment Divisions and * Fixed Accounts, although a Contract owner can select no more than 18 Investment Divisions at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner will be permitted to make up to 15 transfers in any one year without a charge.


The Revenue Ruling states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Accounts (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Fixed Accounts from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Accounts or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Accounts are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Accounts. DCA+ Fixed Accounts are credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Accounts will be systematically transferred to the Investment Divisions or other Fixed Accounts chosen over the DCA+ term selected. You should consult your JNL representative with respect to the current availability of the Fixed Accounts and the availability of DCA+. If you purchased your Contract between June 4, 2003 and August 17, 2003, the Fixed Account may not be used as a source account.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division).

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, earnings may be transferred only from JNL/PPM America Money Market Fund into the investment divisions.

REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

If you purchased your Contract between June 4, 2003 and August 17, 2003 and you purchased the 3% or 4% Contract Enhancement, rebalancing may only include the investment divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

     o    the Contract Value, PLUS

     o any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

     o    any applicable Contract Enhancement recapture charges.


We will determine the Contract Value in the Investment Divisions as of the date we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.


ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of annual contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to 2001 we required entities performing market timing and asset allocation services to enter into a market timing agreement, which set forth certain conditions intended to limit adverse impact on the other Contract Owners. We no longer require an agreement, as we limit such transfers, as described below and in the "Transfers" section of this prospectus. Because excessive trades in an underlying Fund can hurt the performance of the Fund and corresponding Investment Division and harm Contract Owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract Owners that we believe will disadvantage the Fund or the Contract Owners.

Market timing or asset allocation services may conflict with transactions under JNL's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when JNL receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, JNL will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

      General Information and History ..................................     2

      Services .........................................................     2

      Purchase of Securities Being Offered .............................     3

      Underwriters .....................................................     3

      Calculation of Performance .......................................     3


      Additional Tax Information .......................................     6


      Net Investment Factor ............................................    17


      Financial Statements .............................................    18


      Accumulation Unit Values .........................................   A-1

                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the owners of the JNL/Mellon Capital Management The DowSM 10 Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND. SPECIFICALLY,

     o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.
--------------------------------------------------------------------------------


                                   APPENDIX B
---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/01
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/01
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/03
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                     44,886.36 : Premium 2 withdrawn (grossed up to account for
                                 Withdrawal Charge and Recapture Charge)
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

                                       B-1

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.


EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up", if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

                                  APPENDIX D

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP", OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 4% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.


EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.


EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $6,000, which is your prior GAWA ($4,000) plus 4% of your additional Premium payment ($2,000) and the For Life Guarantee remains effective.


EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($4,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $96,000, which is your prior GWB ($100,000) minus the GAWA ($4,000).

     o Your GAWA for the next year remains $4,000, because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.


EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,600. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $1,200. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.


EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o After the "step-up", if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP".

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($4,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $196,000, which is your prior GWB ($200,000) minus the withdrawal ($4,000). Your GAWA remains $8,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.


8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $96,000, which is your prior GWB ($100,000) minus the withdrawal ($4,000). Your GAWA remains $4,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $196,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,840) and choose the greater amount ($7,840). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $7,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.
o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000.

o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,400) and choose the greater amount ($7,400). This is your new GAWA. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take the GAWA ($4,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($4,000) from your Contract Value ($15,000). This equals $11,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($4,000) from your GWB ($0). This cannot be less than $0 so it is set to $0. Your GWB remains $0.

     o Your GAWA for the next year remains $4,000 because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.

                                  APPENDIX E

THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 4% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 4% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB. o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge ($850 for Perspective II).

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000. Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($3,400) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $76,600, which is your prior GWB ($80,000) minus the GAWA ($3,400).

     o Your GAWA for the next year remains $3,400, because you did not take more than the GAWA ($3,400).

     o    Your Contract Value after the withdrawal is $66,600.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge of $850.

                                   APPENDIX F

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP", OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional Premium payment ($2,500) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

     o    Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

     o    Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

     o Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP".

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($5,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $195,000, which is your prior GWB ($200,000) minus the withdrawal ($5,000). Your GAWA remains $10,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.


8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $95,000, which is your prior GWB ($100,000) minus the withdrawal ($5,000). Your GAWA remains $5,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $195,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,750) and choose the greater amount ($9,750). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.


EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $9,250. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,250) and choose the greater amount ($9,250). This is your new GAWA. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take the GAWA ($5,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($5,000) from your Contract Value ($15,000). This equals $10,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($5,000) from your GWB ($0). This cannot be less than $0 so it is set to $0.

     o    Your GWB remains $0.

     o Your GAWA for the next year remains $5,000 because you did not take more than the GAWA ($5,000) and the For Life Guarantee remains effective.

                                   APPENDIX G

THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 5% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 5% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB. o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge ($850 for Perspective II).

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000. Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,250. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($4,250) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $75,750, which is your prior GWB ($80,000) minus the GAWA ($4,250).

     o Your GAWA for the next year remains $4,250, because you did not take more than the GAWA ($4,250).

     o    Your Contract Value after the withdrawal is $65,750.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge of $850.

                     APPENDIX H [TO BE UPDATED BY AMENDMENT]

                            ACCUMULATION UNIT VALUES
   CONTRACT - M&E 1.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
         BASE CONTRACT AND $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each division as of the end of the periods indicated. It shows values for the base Contract (with the administrative fee waiver) and for a Contract with the most expensive optional benefits selected.

This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

Effective February 18, 2004, Mellon Capital Management replaced Curian Capital LLC as the sub-adviser to the following divisions: JNL/Mellon Capital Management Enhanced S&P 500 Stock Index, JNL/Mellon Capital Management Consumer Brands Sector, JNL/Mellon Capital Management Communications Sector, JNL/Mellon Capital Management Financial Sector, JNL/Mellon Capital Management Energy Sector, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector, JNL/Mellon Capital Management Technology Sector, JNL/Mellon Capital Management The DowSM 10, JNL/Mellon Capital Management S&P 500 Index, JNL/Mellon Capital Management S&P 400 MidCap Index, JNL/Mellon Capital Management Small Cap Index, JNL/Mellon Capital Management The S&P(R) 10, JNL/Mellon Capital Management Global 15, JNL/Mellon Capital Management 25, and JNL/Mellon Capital Management Select Small-Cap.

Effective May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/Select Large Cap Growth and JNL/Select Global Growth. Also, effective May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/FMR Capital Growth and JNL/FMR Balanced.

Effective May 3, 2004 the following mergers took place among the divisions:
JNL/AIM Premier Equity II was merged into JNL/AIM Large Cap Growth.

Effective May 3, 2004, the following division name change occurred: JNL/Salomon Brothers Global Bond was changed to JNL/Salomon Brothers Strategic Bond.

Effective October 4, 2004, Wellington Management Company LLP replaced PPM America, Inc. as the sub-adviser to the following divisions: JNL/Select Balanced, JNL/Select Money Market and JNL/Select Value.

Effective October 4, 2004, the following mergers will take place among the divisions: JNL/PPM America High Yield Bond will be merged into JNL/Salomon Brothers High Yield Bond, JNL/S&P Equity Aggressive Growth I will be merged into JNL/S&P Aggressive Growth I, JNL/S&P Equity Growth I will be merged into JNL/S&P Aggressive Growth I, JNL/S&P Very Aggressive Growth I will be merged into JNL/S&P Aggressive Growth I, JNL/S&P Core Index 50 will be merged into JNL/S&P Aggressive Growth I, S&P Core Index 75 will be merged into JNL/S&P Aggressive Growth Fund I, and JNL/S&P Core Index 100 will be merged into JNL/S&P Moderate Growth.

Effective October 4, 2004, the following division name changes will occur:
JNL/S&P Aggressive Growth will be changed to JNL/S&P Managed Aggressive Growth, JNL/S&P Conservative Growth I will be changed to JNL/S&P Managed Moderate Growth and JNL/S&P Moderate Growth I will be changed to JNL/S&P Managed Growth.

INVESTMENT DIVISIONS                                                               DECEMBER 31,    DECEMBER 31,
                                                                                       2003            2002
                                                                                       ----            ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                               $15.15         N/A (f)
    End of period                                                                     $17.20         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 2,512         N/A (f)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                               $21.78         N/A (d)
    End of period                                                                     $24.55         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                 2,610         N/A (d)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                               $16.77         N/A (f)
    End of period                                                                     $18.69         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 1,922         N/A (f)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                $6.90         N/A (d)
    End of period                                                                      $7.73         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                 8,237         N/A (d)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                $6.22         N/A (b)
    End of period                                                                      $8.87         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                 8,019         N/A (b)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                               $11.30         N/A (f)
    End of period                                                                     $13.17         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 2,661         N/A (f)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                $8.85         N/A (c)
    End of period                                                                     $11.63         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                 5,828         N/A (c)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                                $8.86         N/A (c)
    End of period                                                                     $11.35         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                 6,909         N/A (c)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                $8.15         N/A (c)
    End of period                                                                      $9.76         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                31,111         N/A (c)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                $8.50         N/A (c)
    End of period                                                                     $11.47         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                 4,844         N/A (c)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                $8.20         N/A (f)
    End of period                                                                      $9.85         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 5,204         N/A (f)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                $7.69         N/A (d)
    End of period                                                                      $8.07         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                17,879         N/A (d)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                               $13.72         N/A (b)
    End of period                                                                     $13.88         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                 3,635         N/A (b)

JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                                               $12.67         N/A (d)
    End of period                                                                     $14.60         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                 8,970         N/A (d)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                               $10.43         N/A (d)
    End of period                                                                     $12.16         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                 5,447         N/A (d)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of the period                                                            N/A (a)        N/A (a)

JNL/S&P Managed Conservative Fund
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/S&P Managed Moderate Fund
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/S&P Managed Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                               $10.58         N/A (f)
    End of period                                                                     $11.68         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                  864          N/A (f)

JNL/S&P Managed Moderate Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Salomon Brothers High Yield Bond Fund
  Accumulation unit value:
    Beginning of period
    End of period
  Accumulation units outstanding
  at the end of the period

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                               $22.35         N/A (f)
    End of period                                                                     $24.64         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 1,982         N/A (f)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                               $22.26         N/A (b)
    End of period                                                                     $29.77         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                 3,414         N/A (b)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                                $7.53         N/A (c)
    End of period                                                                      $9.67         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                91,838         N/A (c)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                                $7.65         N/A (c)
    End of period                                                                      $8.77         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                100,935        N/A (c)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                $7.19         N/A (c)
    End of period                                                                      $9.52         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                82,057         N/A (c)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                                $7.61         N/A (c)
    End of period                                                                     $10.17         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                92,510         N/A (c)

JNL/Mellon Capital Management Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                               $13.74         N/A (d)
    End of period                                                                     $16.94         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                53,679         N/A (d)

JNL/Mellon Capital Management NASDAQ(R) 25 Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Value Line(R) 15 Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management VIP Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management JNL 5 Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

(a) These investment divisions had not commenced operations.
(b) Commencement of operations April 25, 2003.
(c) Commencement of operations May 7, 2003.
(d) Commencement of operations June 11, 2003.
(e) Commencement of operations July 11, 2003.
(f) Commencement of operations July 14, 2003.

 ACCUMULATION UNIT VALUES
 CONTRACT - M&E 3.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 BASE CONTRACT, COMBINATION 5% AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, 4% PREMIUM CREDIT, THREE-YEAR WITHDRAWAL CHARGE AND GMWB

 The following table shows accumulation unit values at the beginning and end of the periods indicated as well as the number of accumulation units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                         2003            2002
                                                                                         ----            ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of the period                                                             N/A (a)         N/A (a)

JNL/Salomon Brothers High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of the period                                                             N/A (a)         N/A (a)

JNL/Salomon Brothers Strategic Bond Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of the period                                                             N/A (a)         N/A (a)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/S&P Managed Aggressive Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/S&P Managed Moderate Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/S&P Managed Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                                 $7.95          N/A (b)
    End of period                                                                       $8.81          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   592           N/A (b)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                                 $7.48          N/A (b)
    End of period                                                                       $7.99          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   630           N/A (b)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                 $8.13          N/A (b)
    End of period                                                                       $8.68          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   573           N/A (b)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                                 $8.37          N/A (b)
    End of period                                                                       $9.27          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   565           N/A (b)

JNL/Mellon Capital Management Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                 $15.53         N/A (b)
    End of period                                                                       $15.44         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   313           N/A (b)

JNL/Mellon Capital Management NASDAQ(R) 25 Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Value Line(R) 15 Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management VIP Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management JNL 5 Division Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

(a) These investment divisions had not commenced operations.
(b) Commencement of operations November 24, 2003.

All other accumulation unit value history can be found in the SAI.


                                       F-__



------------------------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:

ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 378002, Denver, Colorado 80237-8002

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

         MAIL ADDRESS:                                    P.O. Box 30386, Lansing, Michigan 48909-9692

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951
------------------------------------------------------------------------------------------------------------------------------------

THE INFORMATION IN THE PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

                             FIFTH THIRD PERSPECTIVE
                           FIXED AND VARIABLE ANNUITY
                                    ISSUED BY

               JACKSON NATIONAL LIFE INSURANCE COMPANY(R) THROUGH

                      JACKSON NATIONAL SEPARATE ACCOUNT - I


THE DATE OF THIS PROSPECTUS IS OCTOBER 4, 2004, which states the information about the separate account, the Contract, and Jackson National you should know before investing. This information is meant to help you decide if the Contract will meet your needs. Please carefully read this prospectus and any related documents and keep everything together for future reference. Additional information about the separate account can be found in the statement of additional information (SAI) dated October 4, 2004 that is available upon request without charge. To obtain a copy, contact us at our:

                   ANNUITY SERVICE CENTER
                   P.O. BOX 378002
                   DENVER, COLORADO 80237-8002
                   1-800-766-4683
                   WWW.JNL.COM

This prospectus also describes a variety of optional features, not all of which may be available at the time you are interested in purchasing a Contract, as we reserve the right to prospectively restrict availability of the optional features. In addition, not all optional features may be available in combination with other optional features, as we also reserve the right to prospectively restrict the availability to elect certain features if certain other optional features have been elected. Please confirm that you have the most current prospectus and supplements to the prospectus that describe the current availability and any restrictions on the optional features.

Expenses for a Contract with a Contract Enhancement will be higher than those for a Contract without a Contract Enhancement, and in some cases the amount of a Contract Enhancement may be more than offset by those expenses.

We offer other variable annuity products that offer different product features, benefits and charges.

The SAI is incorporated by reference into this prospectus, and its table of contents begins on page *. The prospectus and SAI are part of the registration statement that we filed with the Securities and Exchange Commission (SEC) about this securities offering. The registration statement, material incorporated by reference, and other information is available on the website the SEC maintains (HTTP://WWW.SEC.GOV) regarding registrants that make electronic filings.

--------------------------------------------------------------------------------
THE SEC HAS NOT APPROVED OR DISAPPROVED THE FIFTH THIRD PERSPECTIVE FIXED AND VARIABLE ANNUITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THE SECURITIES OFFERED THROUGH THIS PROSPECTUS DISCLOSURE. IT IS A CRIMINAL OFFENSE TO REPRESENT OTHERWISE. WE DO NOT INTEND FOR THIS PROSPECTUS TO BE AN OFFER TO SELL OR A SOLICITATION OF AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THIS IS NOT PERMITTED.

--------------------------------------------------------------------------------

          o Not FDIC/NCUA insured o Not Bank/CU guaranteed o May lose value
              o Not a deposit o Not insured by any federal agency

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


* THE CONTRACT MAKES AVAILABLE FOR INVESTMENT FIXED AND VARIABLE INVESTMENT OPTIONS. SOLD BY PROSPECTUSES ONLY, WHICH SHOULD BE ATTACHED TO THIS PROSPECTUS (AND LET US KNOW OTHERWISE), THESE ARE THE CURRENTLY AVAILABLE VARIABLE OPTIONS - ALL CLASS A SHARES [TO BE UPDATED BY AMENDMENT]:

JNL SERIES TRUST

Fifth Third Disciplined Value VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Quality Growth VIP Fund
Fifth Third Balanced VIP Fund
JNL/AIM Large Cap Growth Fund
JNL/AIM Small Cap Growth Fund
JNL/Alger Growth Fund
JNL/Alliance Capital Growth Fund
JNL/Eagle Core Equity Fund
JNL/Eagle SmallCap Equity Fund
JNL/FMR Balanced Fund
JNL/FMR Capital Growth Fund
JNL/JPMorgan International Value Fund
JNL/Lazard Mid Cap Value Fund
JNL/Lazard Small Cap Value Fund
JNL/Mellon Capital Management S&P 500 Index Fund
JNL/Mellon Capital Management S&P 400 MidCap Index Fund
JNL/Mellon Capital Management Small Cap Index Fund
JNL/Mellon Capital Management Bond Index Fund
JNL/Mellon Capital Management International Index Fund
JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund
JNL/Oppenheimer Global Growth Fund
JNL/Oppenheimer Growth Fund
JNL/PIMCO Total Return Bond Fund
JNL/Putnam Equity Fund
JNL/Putnam International Equity Fund
JNL/Putnam Midcap Growth Fund
JNL/Putnam Value Equity Fund
JNL/SALOMON BROTHERS HIGH YIELD BOND FUND (THE JNL/PPM AMERICA HIGH YIELD BOND
  FUND MERGED INTO THIS FUND, EFFECTIVE OCTOBER 4, 2004)
JNL/Salomon Brothers Strategic Bond Fund
JNL/Salomon Brothers U.S. Government & Quality Bond Fund
JNL/SELECT BALANCED FUND (FORMERLY, JNL/PPM AMERICA BALANCED FUND)
JNL/Select Global Growth Fund.
JNL/Select Large Cap Growth Fund
JNL/SELECT MONEY MARKET FUND (FORMERLY, JNL/PPM AMERICA MONEY MARKET FUND) JNL/Select Value Fund (FORMERLY, JNL/PPM AMERICA VALUE FUND)
JNL/T. Rowe Price Established Growth Fund
JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/T. Rowe Price Value Fund

JNL VARIABLE FUND LLC

JNL/Mellon Capital Management The DowSM 10 Fund
JNL/Mellon Capital Management The S&P(R) 10 Fund
JNL/Mellon Capital Management Global 15 Fund
JNL/Mellon Capital Management 25 Fund
JNL/Mellon Capital Management Select Small-Cap Fund
JNL/Mellon Capital Management NASDAQ(R) 15 Fund
JNL/Mellon Capital Management Value Line(R) 25 Fund
JNL/Mellon Capital Management Communications Sector Fund
JNL/Mellon Capital Management Consumer Brands Sector Fund
JNL/Mellon Capital Management Energy Sector Fund
JNL/Mellon Capital Management Financial Sector Fund
JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Fund JNL/Mellon Capital Management Technology Sector Fund
JNL/Mellon Capital Management VIP Fund
JNL/Mellon Capital Management JNL 5 Fund

HIGHLIGHTED ARE THE FUNDS THAT RECENTLY UNDERWENT NAME CHANGES OR WERE SUBJECT TO A MERGER, AS EXPLAINED IN THE ACCOMPANYING PARENTHETICAL. THESE FUNDS ARE SUBDIVISIONS OF THE SEPARATE ACCOUNT AND ARE NOT THE SAME MUTUAL FUNDS THAT YOU WOULD BUY THROUGH YOUR STOCKBROKER OR A RETAIL MUTUAL FUND.

"JNL(R)," "Jackson National(R)" and "Jackson National Life(R)" are trademarks of Jackson National Life Insurance Company.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500," "500,"
"Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Jackson National Life Insurance Company. These Funds are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in these Funds. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"Dow Jones," "Dow Jones Industrial AverageSM," "DJIASM," "The DowSM" and "The Dow 10SM Index" are service marks of Dow Jones & Company, Inc. (Dow Jones) and have been licensed for use for certain purposes by Jackson National Life Insurance Company. Dow Jones has no relationship to the annuity and Jackson National Life Insurance Company, other than the licensing of the Dow Jones Industrial Average (DJIA) and its service marks for use in connection with the JNL/Mellon Capital Management The DowSM 10 Fund. Please see Appendix A for additional information. The JNL/Mellon Capital Management The DowSM 10 Fund is not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product.

The JNL/Mellon Capital Management The S&P(R) 10 Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in this Fund. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.

"The Nasdaq-100(R)," "Nasdaq-100 Index(R)," "Nasdaq Stock Market(R)" and "Nasdaq" are trade or service marks of The Nasdaq, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by Jackson National Life Insurance Company. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund has not passed on the Corporations as to its legality or suitability. The JNL/Mellon Capital Management NASDAQ(R) 15 Fund is not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE JNL/MELLON CAPITAL MANAGEMENT NASDAQ(R) 15 FUND.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line TimelinessTM Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to Jackson National Life Insurance Company. The JNL/Mellon Capital Management Value Line(R) 25 Fund is not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the JNL/Mellon Capital Management Value Line(R) 25 Fund. Jackson National Life Insurance Company is not affiliated with any Value Line Company.

                        TABLE OF CONTENTS [TO BE UPDATED]



--------------------------------------------------------------------------------


GLOSSARY........................................................................

KEY FACTS.......................................................................

FEE AND EXPENSE TABLES..........................................................

THE ANNUITY CONTRACT............................................................

JACKSON NATIONAL................................................................

THE FIXED ACCOUNTS..............................................................

THE SEPARATE ACCOUNT............................................................

INVESTMENT DIVISIONS............................................................

CONTRACT CHARGES................................................................

PURCHASES ......................................................................

TRANSFERS.......................................................................

TELEPHONE AND INTERNET TRANSACTIONS.............................................

ACCESS TO YOUR MONEY............................................................

INCOME PAYMENTS (THE INCOME PHASE)..............................................

DEATH BENEFIT...................................................................

TAXES...........................................................................

OTHER INFORMATION...............................................................

APPENDIX A (about Dow Jones)....................................................

APPENDIX B (about Contract Enhancement recapture charges).......................

APPENDIX C (GMWB examples)......................................................

APPENDIX D (4% for Life GMWB examples)..........................................

APPENDIX E (additional 4% for Life GMWB examples)...............................

APPENDIX F (5% for Life GMWB examples)..........................................

APPENDIX G (additional 5% for Life GMWB examples)...............................

APPENDIX H (Accumulation Unit values)...........................................

                                    GLOSSARY



THESE TERMS ARE CAPITALIZED WHEN USED THROUGHOUT THIS PROSPECTUS BECAUSE THEY HAVE SPECIAL MEANING. IN READING THIS PROSPECTUS, PLEASE REFER BACK TO THIS GLOSSARY IF YOU HAVE ANY QUESTIONS ABOUT THESE TERMS.

ACCUMULATION UNIT - a unit of measure we use to calculate the value in an Investment Division prior to the Income Date.

ANNUITANT - the natural person on whose life annuity payments for this Contract are based. The Contract allows for the naming of joint annuitants.

ANNUITY UNIT - a unit of measure we use in calculating the value of a variable annuity payment on and after the Income Date.

BENEFICIARY - the natural person or legal entity designated to receive any Contract benefits upon the Owner's death. The Contract allows for the naming of multiple beneficiaries.

CONTRACT - the individual deferred variable and fixed annuity contract and any optional endorsements you may have selected.

CONTRACT ANNIVERSARY - each one-year anniversary of the Contract's Issue Date.

CONTRACT ENHANCEMENT - a credit that we will make to each premium payment you make during the first Contract Year.

CONTRACT VALUE - the sum of your investment allocations between the Contract's fixed and variable options.

CONTRACT YEAR - the succeeding twelve months from a Contract's Issue Date and every anniversary.

EXCESS INTEREST ADJUSTMENT - an adjustment to the Contract Value allocated to the Fixed Account that is withdrawn, transferred, or annuitized before the end of the stated period.

FIXED ACCOUNT - one of several sub-accounts of our General Account to which the Contract Value you allocate is guaranteed to earn a specified rate of return over a stated period.

GENERAL ACCOUNT - the General Account includes all our assets, including any Contract Value you allocated to the Fixed Account, which are available to our creditors.

GOOD ORDER - when our administrative requirements are met for any requested action or change, including that we have received sufficient supporting documentation.

INCOME DATE - the date on which you begin receiving annuity payments.

ISSUE DATE - the date your Contract is issued.

INVESTMENT DIVISION - one of multiple variable options of the Separate Account to allocate your Contract's value, each of which exclusively invests in a different available fund. The Investment Divisions are variable because the return on investment is not guaranteed.

JACKSON NATIONAL, JNL, WE, OUR, OR US - Jackson National Life Insurance Company. (We do not capitalize "we," "our," or "us" in the prospectus.)

OWNER, YOU OR YOUR - the natural person or legal entity entitled to exercise all rights and privileges under the Contract. Usually, but not always, the Owner is the Annuitant. The Contract allows for the naming of joint owners. (We do not capitalize "you" or "your" in the prospectus.)

SEPARATE ACCOUNT - Jackson National Separate Account - I.

                                    KEY FACTS

THE IMMEDIATELY FOLLOWING TWO SECTIONS BRIEFLY INTRODUCE THE CONTRACT (AND ITS BENEFITS AND FEATURES) AND ITS COSTS; HOWEVER, PLEASE CAREFULLY READ THE WHOLE PROSPECTUS AND ANY RELATED DOCUMENTS BEFORE PURCHASING THE CONTRACT TO BE SURE THAT IT WILL MEET YOUR NEEDS.


--------------------------------------------------------------------------------

             INVESTMENT OPTIONS     The Contract makes available for
                                    investment fixed and variable investment
                                    options. For more information about the
                                    fixed options, please see "THE FIXED
                                    ACCOUNT" beginning on page o. For more
                                    information about the variable options,
                                    please see "INVESTMENT DIVISIONS" beginning
                                    on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

             INVESTMENT PURPOSE     The Contract is intended to help you save
                                    for retirement or another long term
                                    investment purpose. The Contract is designed
                                    to provide tax deferral on your earnings.
                                    For more information, please see "TAXES"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

              FREE LOOK             If you change your mind about having
                                    purchased the Contract, you may return it
                                    without penalty. There are conditions and
                                    limitations depending on where you live. For
                                    more information, please see "Free Look"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

              PURCHASES             There are minimum and maximum premium
                                    requirements.  You may elect to receive a
                                    credit on your premium payments during the
                                    first Contract Year, subject to conditions
                                    and limitations. The Contract also has a
                                    premium protection option, namely the
                                    Capital Protection Program.  For more
                                    information, please see "PURCHASES"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

             WITHDRAWALS            Before the Income Date, there are a number
                                    of ways to access your Contract Value,
                                    sometimes subject to a charge or adjustment,
                                    particularly during the early Contract
                                    Years. There are also a number of optional
                                    withdrawal benefits available. The Contract
                                    has a free withdrawal provision and waives
                                    the charges and adjustments in the event of
                                    some unforeseen emergencies. For more
                                    information, please see "ACCESS TO YOUR
                                    MONEY" beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

           INCOME PAYMENTS          There are a number of income
                                    options available including an optional,
                                    guaranteed minimum, income benefit. For more
                                    information, please see "INCOME PAYMENTS
                                    (THE INCOME PHASE)" beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

            DEATH BENEFIT           The Contract has a death benefit that
                                    becomes payable if you die before the Income
                                    Date.  There are also a number of optional
                                    death benefits available.  For more
                                    information, please see "DEATH BENEFIT"
                                    beginning on page o.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                FEES AND EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN
PURCHASING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE
FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT,
SURRENDER THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                                OWNER TRANSACTION EXPENSES

Front-end Sales Load...........................................................................................None

Maximum Withdrawal Charge (as a percentage of premium surrendered, if applicable)/1/............................8.5%

         ---------------------------------------------------------------------------------------------------
         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
         Base Withdrawal Charge             8.5%     8%       7%       6%       5%      4%       2%       0
         Optional Five-year Schedule        8%       7%       6%       4%       2%      0        0        0
         Optional Three-year Schedule       7.5%     6.5%     5%       0        0       0        0        0
         ---------------------------------------------------------------------------------------------------

Maximum Contract Enhancement Recapture Charge (as a percentage of the corresponding first year premium payments withdrawn if an optional Contract Enhancement is selected)/2/...............................................4%

         ---------------------------------------------------------------------------------------------------
         Completed Years Since
              Receipt of Premium            0        1        2        3        4       5        6        7+
         With 2% Credit                     2%       2%       1.25%    1.25%    0.5%    0        0        0
         With 3% Credit                     3%       3%       2%       2%       2%      1%       1%       0
         With 4% Credit                     4%       4%       2.5%     2.5%     2.5%    1.25%    1.25%    0
         ---------------------------------------------------------------------------------------------------

Maximum Premium Taxes (as a percentage of each premium payment)/3/.............................................3.5%

Commutation Fee: If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by an amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using a discount rate that is (a) equal to the rate assumed in calculating the initial income payment and (b) no more than 1% higher than (a).

Transfer Charge (per transfer after 15 in a Contract Year)/4/...................................................$25

Expedited Delivery Charge/5/.................................................................................$22.50

---------------------------------------------------------------------------------------------------------------------

/1/ On withdrawals of Contract Value, including withdrawals on an Income Date that are within one year of the Contract's Issue Date and withdrawals in excess of free withdrawal amounts. The base withdrawal charge is a seven year schedule.

/2/ Contract Enhancements are subject to recapture charges on early withdrawals of Contract Value, including: withdrawals on an Income Date that are within the recapture charge schedule; withdrawals in excess of free withdrawal amounts; and if the Contract is returned during the free look period. The recapture charge is the same for the first 24 months.

/3/ Premium taxes generally range from 0 to 3.5% and vary by state. Currently, we pay them and do not charge you.

/4/ We do not count transfers in conjunction with dollar cost averaging, automatic rebalancing, and periodic automatic transfers.

/5/ For overnight delivery on Saturday; otherwise, the overnight delivery charge is $10 for withdrawals. We also charge $15 for wire transfers in connection with withdrawals.




THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY
DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING THE FUNDS' FEES AND
EXPENSES.

                                                    PERIODIC EXPENSES

FOR BASE CONTRACT

Annual Contract Maintenance Charge/6/...........................................................................$35

Separate Account Annual Expenses (as an annual percentage of the average daily account value of the Investment Divisions) 1.25%

         ---------------------------------------------------------------------------------------------------
         Mortality And Expense Risk Charge ............................................................1.10%
         Administration Charge/7/......................................................................0.15%
              Total Separate Account Annual Expenses...................................................1.25%
         ---------------------------------------------------------------------------------------------------

Waiver Of Withdrawal Charge With Owner's Terminal Illness Maximum Annual Charge................................None
Waiver Of Withdrawal Charge For Specified Conditions Maximum Annual Charge/8/..................................None
Waiver Of Withdrawal Charge For Extended Care Maximum Annual Charge............................................None

FOR OPTIONAL ENDORSEMENTS (AS AN ANNUAL PERCENTAGE OF THE AVERAGE DAILY ACCOUNT
   VALUE OF THE INVESTMENT DIVISIONS, UNLESS OTHERWISE NOTED) (YOU MAY ONLY
   SELECT ONE OF EACH GROUPING, UNLESS OTHERWISE NOTED)/9/

Earnings Protection Benefit Maximum Annual Charge.............................................................0.30%

--------------------------------------------------------------------------------------------------------------------------
4% Contract Enhancement Maximum Annual Charge/10/.............................................................0.56%
3% Contract Enhancement Maximum Annual Charge/10/.............................................................0.42%
2% Contract Enhancement Maximum Annual Charge/11/............................................................0.395%
--------------------------------------------------------------------------------------------------------------------------

Guaranteed Minimum Income Benefit (GMIB) Maximum Annual Charge/12/............................................0.60%

--------------------------------------------------------------------------------------------------------------------------
7% Guaranteed Minimum Withdrawal Benefit (GMWB) Maximum Annual Charge/13/.....................................0.70%
5% For Life Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge/14/...................................1.30%
4% For Life Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge/15/...................................0.85%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Five-year Withdrawal Schedule Maximum Annual Charge...........................................................0.30%
Three-year Withdrawal Schedule Maximum Annual Charge..........................................................0.45%
--------------------------------------------------------------------------------------------------------------------------

20% Additional Free Withdrawal Maximum Annual Charge/16/......................................................0.30%

--------------------------------------------------------------------------------------------------------------------------
5% Roll-up Death Benefit Maximum Annual Charge/17/............................................................0.45%
4% Roll-up Death Benefit Maximum Annual Charge................................................................0.30%
Highest Anniversary Value Death Benefit Maximum Annual Charge/18/.............................................0.25%
Combination 5% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge/19/..................0.55%
Combination 4% Roll-up and Highest Anniversary Value Death Benefit Maximum Annual Charge......................0.40%
--------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
     Total Separate Account Annual Expenses With The Most Expensive Optional Endorsements/20/..........4.26%
------------------------------------------------------------------------------------------------------------------

/6/ This charge is waived on Contract Value of $50,000 or more. This charge is deducted proportionally from your fixed and variable options either annually (on your Contract Anniversary) or in conjunction with a total withdrawal, as applicable.

/7/ This charge is waived on initial premiums of $1,000,000 or more, but we may reverse the waiver and reinstate the Administrative Charge if your withdrawals during the first year of the Contract cause the Contract Value to drop below $1,000,000.

/8/ The specified conditions are: heart attack; stroke; coronary artery surgery; life-threatening cancer; renal failure; and Alzheimer's disease.

/9/ Some optional endorsements are only available to select in purchasing the Contract and once purchased cannot be canceled. The 4% and 3% Contract Enhancements and the Three-year Withdrawal Schedule are NOT available if you select the 20% Additional Free Withdrawal endorsement and vice versa. Also, the Guaranteed Minimum Income Benefit and Guaranteed Minimum Withdrawal Benefits are mutually exclusive; you may only select one.

/10/ This charge lasts for the first seven Contract Years.

/11/ This charge lasts for the first five Contract Years.

/12/ On a calendar  quarter basis, the charge is 0.15% of the GMIB Benefit Base.
     The charge is deducted each calendar quarter and upon termination of the GMIB from the Investment Divisions and the Fixed Accounts on a pro rata basis. When it is deducted from the Investment Divisions, it is not part of the unit value calculations, but is deducted by means of a cancellation of units. For more information, including the definition of the GMIB Benefit Base, please see "Guaranteed Minimum Income Benefit" beginning on page *.

/13/ The current charge is 0.50%. But if you selected this optional endorsement before October 4, 2004, the current charge is 0.35%, which increases to 0.55% upon step-up. For more information, please see "Guaranteed Minimum Withdrawal Benefit" beginning on page *.

/14/ The charge varies with the Owner's age, or with the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 60 and 64; 65 and 69; 70 and 74; and 75 and 80 - the maximum annual charge is: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. Meanwhile, for the same age groups, the current charges are: 1.10%; 0.70%; 0.50%; and 0.40%, respectively.

/15/ The charge varies with the Owner's age, or with the age of the older Owner in the case of joint Owners, on the Contract's Issue Date (or the date this optional endorsement is selected, if different). For an Owner between the ages of: 50 and 54; 55 and 59; 60 and 64; 65 and 69; 70 and 74; and 75 and
     80 - the maximum annual charge is: 0.85%;  0.65%;  0.50%; 0.35%; 0.30%; and
     0.20%, respectively. Meanwhile, for the same age groups, the current charges are: 0.65%; 0.50%; 0.35%; 0.25%; 0.20%; and 0.15%, respectively.

/16/ Any Excess Interest Adjustment to which a withdrawal from the Fixed Account would be subject is also waived.

/17/ Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "5% Compounded Death Benefit Endorsement," and the charge may be less.

/18/ Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Maximum Anniversary Value Death Benefit Endorsement," and the charge may be less.

/19/ Depending on the Issue Date of your Contract, we may have referred to this optional endorsement as the "Combination Death Benefit Endorsement," and the charge may be less.

/20/ If you were to select  these  optional  endorsements,  based on the maximum annual charges: Earnings Protection Benefit; 4% Contract Enhancement; 5% For Life Guaranteed Minimum Withdrawal Benefit; Five-year Withdrawal Schedule; and Combination 5% Roll-up and Highest Anniversary Value Death Benefit.

The information below shows the minimum and maximum total operating expenses charged by the Funds and a full table of the expenses charged by all of the Funds, which you will pay during the time your money is allocated to the corresponding Investment Division. Please refer to the JNL Series Trust, JNL Variable Fund LLC and Variable Insurance Funds prospectuses for information on the Funds', which provides information on the Funds' investment objectives, performance and information on the sub-advisers.

In addition to the receipt of the fees and charges described above, Jackson National Life Insurance Company through its affiliates receive payments from the investment manager of the Variable Insurance Funds for certain administrative services provided to the applicable series of the Variable Insurance Funds. These payments are based on assets under the Contracts that are invested in the Variable Insurance Funds.


TOTAL ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets, including management and administration fees, distribution (12b-1) fees and other expenses) [TO BE UPDATED BY AMENDMENT]

        Minimum: 0.60%


        Maximum: 1.38%

FUND ANNUAL EXPENSES (as an annual percentage of the Fund's average daily net assets) [TO BE UPDATED BY AMENDMENT]

                                                     MANAGEMENT
                                                        AND          ESTIMATED       12B-1                     TOTAL FUND
                                                   ADMINISTRATIVE   DISTRIBUTION    SERVICE       OTHER          ANNUAL
                    FUND NAME                           FEE/1/     (12B-1) FEES/2/    FEE/3/    EXPENSES/4/     EXPENSES
-------------------------------------------------- --------------- --------------   --------   ------------   --------------

Fifth Third Disciplined Value VIP Fund                 0.80%             0%            0%         3.03%        3.83%(1.10%)+
Fifth Third Mid Cap VIP Fund                           0.80%             0%            0%         2.85%        3.65%(1.10%)+
Fifth Third Quality Growth VIP Fund                    0.70%             0%            0%         2.21%        2.91%(1.10%)+
Fifth Third Balanced VIP Fund                          0.80%             0%            0%         5.56%        6.36%(1.10%)+
JNL/AIM Large Cap Growth Fund                          0.85%           0.08%         0.20%          0%            1.13%
JNL/AIM Small Cap Growth Fund                          0.95%           0.04%         0.20%          0%            1.19%
JNL/Alger Growth Fund                                  0.80%           0.07%         0.20%          0%            1.07%
JNL/Alliance Capital Growth Fund                       0.68%           0.03%         0.20%          0%            0.91%
JNL/Eagle Core Equity Fund                             0.77%           0.04%         0.20%          0%            1.01%
JNL/Eagle SmallCap Equity Fund                         0.85%           0.05%         0.20%          0%            1.10%
JNL/FMR Balanced Fund                                  0.80%           0.02%         0.20%          0%            1.02%
JNL/FMR Capital Growth Fund                            0.80%           0.02%         0.20%          0%            1.02%
JNL/JPMorgan International Value Fund                  0.92%             0%          0.20%          0%            1.12%
JNL/Lazard Mid Cap Value Fund                          0.88%           0.09%         0.20%          0%            1.17%
JNL/Lazard Small Cap Value Fund                        0.93%           0.07%         0.20%          0%            1.20%
JNL/Mellon Capital Management S&P 500 Index Fund       0.39%           0.01%         0.20%          0%            0.60%
JNL/Mellon Capital Management S&P 400 MidCap
  Index Fund                                           0.39%           0.01%         0.20%          0%            0.60%
JNL/Mellon Capital Management Small Cap Index
  Fund                                                 0.39%           0.01%         0.20%          0%            0.60%
JNL/Mellon Capital Management Bond Index Fund          0.40%             0%          0.20%          0%            0.60%
JNL/Mellon Capital Management International
  Index Fund                                           0.45%             0%          0.20%          0%            0.65%
JNL/Mellon Capital Management Enhanced S&P 500
  Stock Index Fund                                     0.58%           0.02%         0.20%          0%            0.80%
JNL/Oppenheimer Global Growth Fund                     0.85%             0%          0.20%          0%            1.05%
JNL/Oppenheimer Growth Fund                            0.80%             0%          0.20%          0%            1.00%
JNL/PIMCO Total Return Bond Fund                       0.60%             0%          0.20%          0%            0.80%
JNL/Putnam Equity Fund                                 0.77%           0.07%         0.20%          0%            1.04%
JNL/Putnam International Equity Fund                   0.93%           0.03%         0.20%          0%            1.16%
JNL/Putnam Midcap Growth Fund                          0.85%           0.06%         0.20%          0%            1.11%
JNL/Putnam Value Equity Fund                           0.74%           0.05%         0.20%          0%            0.99%
JNL/Salomon Brothers High Yield Bond Fund              0.60%             0%          0.20%          0%            0.80%
JNL/Salomon Brothers Strategic Bond Fund               0.75%             0%          0.20%          0%            0.95%
JNL/Salomon Brothers U.S. Government &
  Quality Bond Fund                                    0.58%             0%          0.20%          0%            0.78%
JNL/Select Balanced Fund                               0.59%           0.01%         0.20%          0%            0.80%
JNL/Select Large Cap Growth Fund                       0.78%           0.04%         0.20%          0%            1.02%
JNL/Select Global Growth Fund                          0.89%           0.05%         0.20%          0%            1.14%
JNL/Select Money Market Fund                           0.40%             0%          0.20%          0%            0.60%
JNL/Select Value Fund                                  0.65%           0.03%         0.20%          0%            0.88%
JNL/T. Rowe Price Established Growth Fund              0.72%           0.03%         0.20%          0%            0.95%
JNL/T. Rowe Price Mid-Cap Growth Fund                  0.83%           0.01%         0.20%          0%            1.04%
JNL/T. Rowe Price Value Fund                           0.80%           0.02%         0.20%          0%            1.02%
JNL/Mellon Capital Management The DowSM 10 Fund        0.46%             0%          0.20%        0.01%           0.67%
JNL/Mellon Capital Management The S&P(R) 10 Fund       0.47%             0%          0.20%        0.01%           0.68%
JNL/Mellon Capital Management Global 15 Fund           0.52%             0%          0.20%        0.01%           0.73%
JNL/Mellon Capital Management 25 Fund                  0.47%             0%          0.20%        0.01%           0.68%
JNL/Mellon Capital Management Select Small-Cap Fund    0.47%             0%          0.20%        0.01%           0.68%
JNL/Mellon Capital Management NASDAQ(R)15 Fund         0.52%             0%          0.20%        0.05%           0.77%
JNL/Mellon Capital Management Value Line(R) 25 Fund    0.52%             0%          0.20%        0.16%           0.88%
JNL/Mellon Capital Management Communications
  Sector Fund                                          0.52%             0%          0.20%        0.01%           0.73%
JNL/Mellon Capital Management Consumer Brands
  Sector Fund                                          0.52%             0%          0.20%        0.02%           0.74%
JNL/Mellon Capital Management Energy
  Sector Fund                                          0.52%             0%          0.20%        0.02%           0.74%
JNL/Mellon Capital Management Financial Sector
  Fund                                                 0.52%             0%          0.20%        0.01%           0.73%
JNL/Mellon Capital Management
  Pharmaceutical/Healthcare Sector Fund                0.52%             0%          0.20%        0.02%           0.74%
JNL/Mellon Capital Management Technology Sector
  Fund                                                 0.52%             0%          0.20%        0.01%           0.73%
JNL/Mellon Capital Management VIP Fund                 0.52%             0%          0.20%        0.05%           0.77%
JNL/Mellon Capital Management JNL 5 Fund               0.52%             0%          0.20%        0.01%           0.73%

------------------------------------------------- ---------------- -------------- -------- ------------ -----------------

/1/ In addition to the administrative services fee paid by the Variable Insurance Funds described above, certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. THE ADMINISTRATIVE FEES ARE NOT PAID BY THE VARIABLE INSURANCE FUNDS. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the other Funds pay an administrative fee of .10%. The Management and Administrative Fee and the Total Fund Annual Expenses columns in this table reflect the inclusion of any applicable administrative fee. The management fee reflects a reduction in connection with the adoption of a 0.20% Rule 12b-1 fee for the Fund's Class A shares. The management fees shown in the table for the Mellon Capital Management funds are lower than the actual fees incurred in 2003, to reflect reductions in the contractual management fee rates.

/2/ The Board of Trustees for JNL Series Trust has adopted a Brokerage Enhancement Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the Investment Company Act of 1940. The Plan uses the available brokerage commissions to promote services and the sale of shares of the Trust. While the brokerage commission rates and amounts paid by the Trust are not expected to increase as a result of the Plan, the staff of the Securities and Exchange Commission has taken the position that commission amounts received under the Plan should be reflected as distribution expenses of the Funds. The 12b-1 fee is only paid to the extent that the commission is recaptured. The distribution fee noted is an estimate in that it is not possible to determine with accuracy actual amounts that will be received by the Distributor or its affiliate under the Plan.

/3/ Effective December 15, 2003, the Fund implemented the Rule 12b-1 fee for Class A shares as part of its adoption of a Rule 12b-1 Plan. Rule 12b-1 fees may not exceed 0.20% of average daily net assets attributed to Class A shares. THE RULE 12B-1 FEES ARE NOT PAID BY THE VARIABLE INSURANCE FUNDS.

/4/ Other Expenses include the costs associated with license fees paid by certain Funds and the fees and expenses of the disinterested Managers, their independent leal counsel and for a majority of the estimated expenses associated with the Chief Compliance Officer.

+ Fifth Third has contractually agreed to waive all or a portion of its fees and reimburse certain expenses for the Fund through April 30, 2006 to the extent the total expenses exceed 1.10%. Please see the Variable Insurance Funds' prospectus for additional information.


EXAMPLES. [TO BE UPDATED BY AMENDMENT] These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts.


The examples assume that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the examples. The examples also assume that your investment has a 5% annual return on assets each year. Your actual costs may be higher or lower than the costs shown in the examples.


The following examples include maximum Fund fees and expenses and the cost if you select the optional Earnings Protection Benefit Endorsement, the three-year withdrawal charge period, the most expensive Optional Death Benefit Endorsement, the 5% For Life GMWB (using the maximum possible charge (at age 60)), and the 4% Contract Enhancement Endorsement. Based on these assumptions, your costs would be:


If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$541              $1,620            $2,695           $5,202

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,691            $2,370            $2,945           $5,202

The following examples include minimum Fund fees and expenses and include no optional endorsements. Based on these assumptions, your costs would be:

If you do not surrender your Contract or if you begin receiving income payments from your Contract after the first year:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$190              $588              $1,011           $2,190

If you surrender your Contract at the end of each time period:

1 YEAR            3 YEARS           5 YEARS          10 YEARS
$1,040            $1,288            $1,511           $2,190


EXPLANATION OF FEE TABLE AND EXAMPLES. The purpose of the Fee Table and examples is to assist you in understanding the various costs and expenses that you will bear directly or indirectly. The examples reflect the expenses of the Separate Account and the Funds. Premium taxes may also apply. The examples reflect the annual Contract maintenance charge, which is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions and the Fixed Accounts.


A withdrawal charge is imposed on income payments which occur within one year of the date the Contract is issued.

THE EXAMPLES DO NOT REPRESENT PAST OR FUTURE EXPENSES. THE ACTUAL EXPENSES THAT YOU INCUR MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL STATEMENTS. You can find the financial statements of the Separate Account and Jackson National in the Statement of Additional Information. To obtain a copy free of charge, contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus.

CONDENSED FINANCIAL INFORMATION. The value of an Accumulation Unit is determined on the basis of changes in the per share value of an underlying fund and Separate Account charges. Please see Appendix H for more information about Accumulation Unit values.


                              THE ANNUITY CONTRACT

Your Contract is a contract between you, the Owner, and us. Your Contract is intended to help facilitate your retirement savings on a tax-deferred basis, or other long-term investment purposes, and provides for a death benefit. Purchases under tax-qualified plans should be made for other than tax deferral reasons. Tax-qualified plans provide tax deferral that does not rely on the purchase of an annuity Contract. We will generally not issue a Contract to someone older than 90. You may allocate your Contract Values to

     o our Fixed Accounts, as may be made available by us, or as may be otherwise limited by us,

     o our Indexed Fixed Option, as may be made available by us, or as may be otherwise limited by us, or to

     o Investment Divisions of the Separate Account that invest in underlying Funds.

Your Contract, like all deferred annuity Contracts, has two phases:

     o    the ACCUMULATION PHASE, when you make premium payments to us, and

     o    the INCOME PHASE, when we make income payments to you.

As the Owner, you can exercise all the rights under your Contract. You can assign your Contract at any time during your lifetime, but we will not be bound until we receive written notice of the assignment. An assignment may be a taxable event.

The Contract is a flexible premium fixed and variable deferred annuity and may be issued as either an individual or a group Contract. In those states where Contracts are issued as group Contracts, references throughout the prospectus to "Contract(s)" shall also mean "certificate(s)."

                                JACKSON NATIONAL

We are a stock life insurance company organized under the laws of the state of Michigan in June 1961. Our legal domicile and principal business address is 1 Corporate Way, Lansing, Michigan 48951. We are admitted to conduct life insurance and annuity business in the District of Columbia and all states except New York. We are ultimately a wholly owned subsidiary of Prudential plc (London, England).

We issue the Contracts and administer the Contracts and the Separate Account. We maintain records of the name, address, taxpayer identification number and other pertinent information for each Owner, the number and type of Contracts issued to each Owner, and records with respect to the value of each Contract.

We are working to provide statements/correspondence/information electronically. When this program is available, we will, if possible, forward statements/correspondence/ information electronically. If you elect to receive statements/correspondence electronically and wish to discontinue electronic delivery, contact us at our Service Center in writing.

                               THE FIXED ACCOUNTS

Contract Value that you allocate to a Fixed Account option will be placed with other assets in our General Account. The Fixed Account options are not registered with the SEC, and the SEC does not review the information we provide to you about them. Disclosures regarding the Fixed Account options, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. Both the availability of Fixed Account options, and transfers into and out of the Fixed Account options, may be subject to contractual and administrative requirements. For more information about the availability of the Fixed Accounts, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center.


Each FIXED ACCOUNT option offers a base interest rate that we established and will credit to your Contract Value in the Fixed Account for a specified period (currently, one, three, five or seven years), subject to availability (and we reserve the right, in our sole discretion, to limit or suspend availability of the Fixed Account options), so long as the Contract Value in the Fixed Account is not withdrawn, transferred or annuitized until the end of the specified period. The base interest rate is subject to your Contract's Fixed Account minimum interest rate, which will be 2% a year, credited daily, during the first ten Contract Years and 3% a year, credited daily, afterwards. Depending on the Issue Date of your Contract, however, the Fixed Account minimum interest rate may be 3% a year, credited daily, in all Contract Years. Subject to these minimum requirements, we may declare different base interest rates at different times.

Your Contract Value in the Fixed Account may be subject to an "EXCESS INTEREST ADJUSTMENT" and a withdrawal charge, however, if you decide to withdraw or transfer your Contract Value allocated to the Fixed Account, or if you annuitize the Contract, before the end of the specified period. The Excess Interest Adjustment depends on the base interest rate that was available when you allocated Contract Value to a Fixed Account option versus the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization. If your base interest rate is higher than the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or annuitization, then the Excess Interest Adjustment will increase your Contract Value, and vice versa. However, there will be no Excess Interest Adjustment when the base interest rate available for allocations to the same Fixed Account option at the time of withdrawal, transfer, or anuitization is less than your base interest rate by 0.5% or less. Also, there is no Excess Interest Adjustment on: the one-year Fixed Account option; death benefit proceed payments; payments pursuant to a life contingent income option or an income option resulting in payments spread over at least five years; amounts withdrawn for Contract charges; and free withdrawals. In no event will your Contract Value allocated to the Fixed Account be less than if it had been credited the Fixed Account minimum interest rate, after any withdrawals and transfers, and after charges.

Whenever a specified period ends, you will have 30 days to transfer or withdraw the Contract Value in the Fixed Account option, and there will not be an Excess Interest Adjustment. If you do nothing, then after 30 days, the Contract Value that remains in that Fixed Account option will be subject to another specified period of the same duration, subject to availability, and provided that that specified period will not extend beyond the Income Date. Otherwise, the next closest specified period, or the one-year Fixed Account option (if there is one year or less until the Income Date), will apply.

You may allocate premiums to the one-year Fixed Account option, but we may require that the amount in the one-year Fixed Account be automatically transferred on a monthly basis in equal installments to your choice of Investment Division within 12 months of the date we received the premium, so that at the end of the period, all amounts in the one-year Fixed Account will have been transferred. The amount will be determined based on the amount allocated to the one-year Fixed Account and the base interest rate. Charges, withdrawals and additional transfers taken from the one-year Fixed Account will shorten the length of time it takes to deplete the account balance. These automatic transfers will not count against the 15 free transfers in a Contract year.

Interest will continue to be credited daily on the account balance remaining in the one-year Fixed Account as funds are automatically transferred into your choice of Investment Division options. However, the effective yield over the 12-month automatic transfer period will be less than the base interest rate, as it will be applied to a declining balance in the one-year Fixed Account.


The DCA+ FIXED ACCOUNTS, IF AVAILABLE, each offer a fixed interest rate that we guarantee for a period of up to one year in connection with dollar-cost-averaging transfers to one or more of the Investment Divisions or systematic transfers to other Fixed Accounts. From time to time, we will offer special enhanced rates on the DCA+ Fixed Accounts. DCA+ Fixed Accounts are only available for new premiums.

The INDEXED FIXED OPTION, IF AVAILABLE, offers an interest rate that is guaranteed to be at least 3% per year and may be higher based on changes in the S&P 500 Composite Stock Price Index. If you make a withdrawal prior to the end of the specified term, however, the value of your Indexed Fixed Option will be the amount allocated to the Indexed Fixed Option accumulated at 3% per year, less any amounts cancelled or withdrawn for charges, deductions or withdrawals, any tax due, and any withdrawal charges. The Indexed Fixed Option is described in your Contract and supplementary materials your JNL Representative can provide you. The Indexed Fixed Option is not available if you select the Three-Year Withdrawal Charge Period option.

                              THE SEPARATE ACCOUNT


We established the Separate Account on June 14, 1993, pursuant to the provisions of Michigan law. The Separate Account is a separate account and a unit investment trust under federal securities law, and is registered as an investment company with the SEC.

The assets of the Separate Account legally belong to us and the obligations under the Contracts are our obligations. However, we are not allowed to use the Contract assets in the Separate Account to pay our liabilities arising out of any other business we may conduct. All of the income, gains and losses resulting from these assets (whether or not realized) are credited to or charged against the Contracts and not against any other Contracts we may issue. The obligations under the Contracts are our obligations.


The Separate Account is divided into Investment Divisions. We do not guarantee the investment performance of the Separate Account or any of its Investment Divisions.


                INVESTMENT DIVISIONS [TO BE UPDATED BY AMENDMENT]

You can allocate your Contract Value to any or all of the Investment Divisions; however, you may not allocate to more than 18 Investment Divisions at any one time. Each Investment Division purchases the shares of one underlying FUND (mutual fund portfolio) that has its own investment objective. The Investment Divisions are designed to offer the potential for a higher return than the Fixed Accounts. HOWEVER, THIS IS NOT GUARANTEED. IT IS POSSIBLE FOR YOU TO LOSE YOUR MONEY ALLOCATED TO ANY OF THE INVESTMENT DIVISIONS. If you allocate Contract Values to the Investment Divisions, the amounts you are able to accumulate in your Contract during the accumulation phase depends upon the performance of the Investment Divisions you select. The amount of the income payments you receive during the income phase also will depend, in part, on the performance of the Investment Divisions you choose for the income phase.


                         THE FUNDS, INVESTMENT OBJECTIVES AND ADVISERS
                                                                                                  INVESTMENT
                                                         INVESTMENT                              ADVISER (AND
                  NAME OF FUND                           OBJECTIVE                               SUB-ADVISER)
          ------------------------------------ ------------------------------------------- --------------------------
          VARIABLE INSURANCE FUNDS
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Fifth Third Disciplined Value VIP    Seeks long-term capital appreciation.       Fifth Third Asset
          Fund                                 The Fund will invest primarily in equity    Management, Inc.
                                               securities of mid- and large-cap
                                               companies that Fifth Third
                                               believes have the potential to
                                               provide capital appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Fifth Third Mid Cap VIP Fund         Seeks long-term capital appreciation.       Fifth Third Asset
                                               The Fund will invest at least 80% of its    Management, Inc.
                                               assets in equity securities issued by
                                               mid-cap companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Fifth Third Quality Growth VIP Fund  Seeks long-term capital appreciation.       Fifth Third Asset
                                               The Fund will invest primarily in equity    Management, Inc.
                                               securities of U.S. companies having at
                                               least $1 billion in market
                                               capitalizations at the time of purchase.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          Fifth Third Balanced VIP Fund        Seeks capital appreciation and current      Fifth Third Asset
                                               income.  The Fund uses an asset             Management, Inc.
                                               allocation strategy, investing in three
                                               primary categories of securities:
                                               equities, bonds and money market
                                               instruments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL SERIES TRUST
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/AIM Large Cap Growth Fund        Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and AIM
                                               assets plus the amount of any borrowings    Capital Management, Inc.)
                                               for investment purposes) in securities of
                                               large-capitalization companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/AIM Small Cap Growth Fund        Seeks long-term growth of capital by        Jackson National Asset
                                               normally investing at least 80% of its      Management, LLC (and AIM
                                               assets (net assets plus the amount of any   Capital Management, Inc.)
                                               borrowings for investment purposes) in
                                               securities of small-cap companies.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Alliance Capital Growth Fund     Seeks long-term growth of capital by        Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stocks or securities    Alliance Capital
                                               with common stock characteristics that      Management L.P.)
                                               the sub-adviser believes have the
                                               potential for capital appreciation, which
                                               include securities convertible into or
                                               exchangeable for common stock.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Eagle Core Equity Fund           Seeks long-term capital appreciation and,   Jackson National Asset
                                               secondarily, current income by investing    Management, LLC (and
                                               at least 80% of its assets (net assets      Eagle Asset Management,
                                               plus the amount of any borrowings for       Inc.)
                                               investment purposes) in a diversified
                                               portfolio of common stock of U.S.
                                               companies that meet the criteria for one
                                               of three separate equity strategies: the
                                               growth equity strategy, the value equity
                                               strategy and the equity income strategy.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Eagle SmallCap Equity Fund       Seeks long-term capital appreciation by     Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Eagle Asset Management,
                                               for investment purposes) in a diversified   Inc.)
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of securities represented by
                                               the Russell 2000(R)Index.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/FMR Balanced Fund                Seeks income and capital growth,            Jackson National Asset
                                               consistent reasonable risk by investing     Management, LLC (and
                                               60% of its assets in securities and the     Fidelity Management &
                                               remainder in bonds and other debt           Research Company)/1/
                                               securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/FMR Capital Growth Fund          Seeks long-term growth of capital by        Jackson National Asset
                                               investing in securities issued by           Management, LLC (and
                                               medium-sized companies.                     Fidelity Management &
                                                                                           Research Company)/1/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/JPMorgan International Value     Seeks high total return from a portfolio    Jackson National Asset Fund
                                               of equity securities of foreign companies   Management, LLC (and

                                               in developed and, to a lesser extent,       J.P. Morgan Investment
                                               developing markets.                         Management, Inc.)
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Lazard Mid Cap Value Fund        Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented in the
                                               Russell Mid Cap Index and that the
                                               sub-adviser believes are undervalued
                                               based on their return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Lazard Small Cap Value Fund      Seeks capital appreciation by investing     Jackson National Asset
                                               at least 80% of its assets (net assets      Management, LLC (and
                                               plus the amount of any borrowings for       Lazard Asset Management)
                                               investment purposes) in a non-diversified
                                               portfolio of equity securities of U.S.
                                               companies with market capitalizations in
                                               the range of companies represented by the
                                               Russell 2000(R)Index that the sub-adviser
                                               believes are undervalued based on their
                                               return on equity.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          500 Index Fund                       500(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in                      Mellon Capital
                                               large-capitalization company securities.    Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management S&P    Seeks to match the performance of the S&P   Jackson National Asset
          400 MidCap Index Fund                400(R) Index to provide long-term capital   Management, LLC (and
                                               growth by investing in equity securities    Mellon Capital
                                               of medium capitalization weighted domestic  Management Corporation)/2/
                                               corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          Small Cap Index Fund                 Russell 2000(R) Index to provide long-term  Management, LLC (and
                                               growth of capital by investing in equity    Mellon Capital securities
                                               of small- to mid-size domestic              Management Corporation)/2/
                                               corporations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------
          JNL/Mellon Capital Management Bond   Seeks to match the performance of the       Jackson National Asset
          Index Fund                           Lehman Brothers Aggregate Bond Index to     Management, LLC (and
                                               provide a moderate rate of income by        Mellon Capital
                                               investing in domestic fixed-income          Management Corporation)
                                               investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to match the performance of the       Jackson National Asset
          International Index Fund             Morgan Stanley Capital International        Management, LLC (and

                                               Europe Australasia Far East Free Index to   Mellon Capital Management
                                               provide long-term capital growth by         Corporation)
                                               investing in international equity
                                               securities attempting to match the
                                               characteristics of each country within
                                               the index.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks to exceed the performance of the      Jackson National Asset
          Enhanced S&P 500 Stock Index Fund    S&P 500 Index by tilting towards stocks     Management, LLC (and
                                               having higher expected return while         Mellon Capital
                                               maintaining overall index characteristics.  Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Oppenheimer Global Growth Fund   Seeks capital appreciation by investing     Jackson National Asset
                                               primarily in common stocks of companies     Management, LLC (and
                                               in the U.S. and foreign countries. The      OppenheimerFunds, Inc.)
                                               Fund can invest without limit in foreign
                                               securities and can invest in any country,
                                               including countries with developed or
                                               emerging markets.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Oppenheimer Growth Fund          Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of "growth          Management, LLC (and
                                               companies." The Fund currently focuses on   OppenheimerFunds, Inc.)
                                               stocks of companies having a large
                                               capitalization (currently more than $12
                                               billion) or mid-capitalization ($2
                                               billion to $12 billion), but this focus
                                               could change over time as well as the
                                               companies the Fund considers to be
                                               currently large- and mid-capitalization.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/PIMCO Total Return Bond Fund     Seeks maximum total return, consistent      Jackson National Asset
                                               with the preservation of capital and        Management, LLC (and
                                               prudent investment management, by           Pacific Investment
                                               normally investing at least 80% of its      Management Company LLC)
                                               assets (net assets plus the amount of any
                                               borrowings for investment purposes) in a
                                               diversified portfolio of
                                               investment-grade, fixed-income securities
                                               of U.S. and foreign issuers such as
                                               government, corporate, mortgage- and
                                               other asset-backed securities and cash
                                               equivalents.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Equity Fund               Seeks long-term capital growth by           Jackson National Asset
                                               investing primarily in a diversified        Management, LLC (and
                                               portfolio of common stock of domestic,      Putnam Investment
                                               large-capitalization companies. However,    Management, Inc.)
                                               the Fund may also invest in preferred
                                               stocks, bonds, convertible preferred
                                               stock and convertible debentures if the
                                               sub-adviser believes that they offer the
                                               potential for capital appreciation.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam International Equity      Seeks long-term growth of capital by        Jackson National Asset
          Fund                                 investing at least 80% of its assets (net   Management, LLC (and

                                               assets plus the amount of any borrowings    Putnam Investment
                                               for investment purposes) in a diversified   Management, Inc.)
                                               portfolio consisting primarily of common
                                               stocks of non-U.S. companies. The Fund
                                               invests in foreign securities that the
                                               sub-adviser believes offer significant
                                               potential for long-term appreciation.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Midcap Growth Fund        Seeks capital appreciation by investing     Jackson National Asset
                                               mainly in common stocks of U.S.             Management, LLC (and
                                               mid-capitalization companies, of a          Putnam Investment
                                               similar size to those in the Russell        Management, Inc.)
                                               MidCap(R) Growth Index, with a focus on
                                               growth stocks which are stocks whose
                                               earnings the sub-adviser believes
                                               are likely to grow faster than the
                                               economy as a whole.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Putnam Value Equity Fund         Seeks capital growth, with income as a      Jackson National Asset
                                               secondary objective, by investing           Management, LLC (and
                                               primarily in a diversified portfolio of     Putnam Investment
                                               equity securities of domestic,              Management, Inc.)
                                               large-capitalization companies. At least
                                               80% of its assets (net assets plus the
                                               amount of any borrowings for investment
                                               purposes) will be invested, under normal
                                               market conditions, in equity securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers High Yield      Seeks a high level of current income,       Jackson National Asset
          Bond Fund                            with capital appreciation as a secondary    Management, LLC (and
                                               objective, by investing at least            Salomon Brothers Asset
                                               80% of  its assets (net assets plus the     Management Inc.)
                                               amount of  any borrowings for investment
                                               purposes) in high-yield, high-risk debt
                                               securities ("junk bonds") and related
                                               investments and may invest in securities
                                               of foreign insurers.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers Strategic       Seeks a high level of current income,       Jackson National Asset
          Bond Fund                            with capital appreciation as a secondary    Management, LLC (and

                                               objective, by investing at least 80% of     Salomon Brothers Asset
                                               its assets (net assets plus the amount of   Management Inc.)
                                               any borrowings for investment purposes)
                                               in a globally diverse portfolio of
                                               fixed-income investments.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Salomon Brothers U.S.            Seeks a high level of current income by     Jackson National Asset
          Government & Quality Bond Fund       investing at least 80% of its assets (net   Management, LLC (and

                                               assets plus the amount of any borrowings    Salomon Brothers Asset
                                               for investment purposes) in: (i) U.S.       Management Inc.)
                                               Treasury obligations; (ii) obligations
                                               issued or guaranteed by agencies or
                                               instrumentalities of the U.S. Government
                                               which are backed by their own credit and
                                               may not be backed by the full faith and
                                               credit of the U.S. Government; and (iii)
                                               mortgage-backed securities guaranteed by
                                               the Government National Mortgage
                                               Association that are supported by the
                                               full faith and credit of the U.S.
                                               Government.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Balanced Fund             Seeks reasonable income and long-term       Jackson National Asset
                                               capital growth by investing primarily in    Management, LLC (and
                                               a diversified portfolio of common stock     Wellington Management
                                               and investment grade fixed-income           Company, LLP)/3/
                                               securities, but may also invest up to 15%
                                               of its assets in foreign equity and fixed
                                               income securities.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Global Growth Fund        Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC
                                               (and assets plus the amount of any          Wellington Management
                                               borrowings for investment purposes) in a    Company, LLP)/4/
                                               diversified  portfolio of equity securities
                                               of foreign and domestic issuers.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Large Cap Growth Fund     Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 80% of its assets (net   Management, LLC (and
                                               assets plus the amount of any borrowings    Wellington Management
                                               for investment purposes) in a diversified   Company, LLP)/4/
                                               portfolio of common stocks of large U.S.
                                               companies selected for their growth
                                               potential.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Money Market Fund         Seeks a high level of current income as     Jackson National Asset
                                               is consistent with the preservation of      Management, LLC
                                               (and capital and maintenance of liquidity   Wellington Management
                                               by investing in high quality, short-term    Company, LLP)/3/
                                               money market instruments.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Select Value Fund                Seeks long-term growth of capital by        Jackson National Asset
                                               investing at least 65% of its total         Management, LLC (and
                                               assets in common stocks of domestic         Wellington Management
                                               companies, focusing on companies with       Company, LLP)/3/
                                               large market capitalizations.

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Established        Seeks long-term growth of capital and       Jackson National Asset
          Growth Fund                          increasing dividend income by investing     Management, LLC (and T.

                                               primarily in a diversified portfolio of     Rowe Price Associates,
                                               common stocks of well-established U.S.      Inc.)
                                               growth companies.
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Mid-Cap Growth     Seeks long-term growth of capital by        Jackson National Asset
          Fund                                 normally investing at least 80% of its      Management, LLC (and T.

                                               assets (net assets plus the amount of any   Rowe Price Inc.)
                                               Associates, borrowings for investment
                                               purposes) in a diversified portfolio
                                               of common stocks of medium-sized (mid-cap)
                                               U.S. companies which the sub-adviser
                                               expects to grow at a faster rate than the
                                               average company.
                                               company.
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/T. Rowe Price Value Fund         Seeks long-term capital appreciation by     Jackson National Asset
                                               investing in common stocks believed to be   Management, LLC (and T.
                                               undervalued.  Income is a secondary         Rowe Price Associates,
                                               objective.  In taking a value approach to   Inc.)
                                               investment selection, at least 65% of its
                                               total assets will be invested in common
                                               stocks the portfolio manager regards as
                                               undervalued.

          ------------------------------------ ------------------------------------------- --------------------------
          JNL VARIABLE FUND LLC
          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management The    Seeks total return through a combination    Jackson National Asset
          DowSM 10 Fund                        of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management The    Seeks total return through a                Jackson National Asset
          S&P(R) 10 Fund                       combination of capital appreciation         Management, LLC (and
                                               and dividend income.                        Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Global 15 Fund                       of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management 25     Seeks total return through a combination    Jackson National Asset
          Fund                                 of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Select Small-Cap Fund                of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return by investing in the      Jackson National Asset
          NASDAQ(R) 15 Fund                    common stocks of companies that are         Management, LLC (and
                                               expected to have a potential for capital    Mellon Capital
                                               appreciation.                               Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks capital appreciation by investing in  Jackson National Asset
          Value Line(R) 25 Fund                25 of the 100 common stocks that Value      Management, LLC (and
                                               Line(R) gives a #1 ranking for              Mellon Capital
                                               Timeliness(TM).                             Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Communications Sector Fund           of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Consumer Brands Sector Fund          of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Energy Sector Fund                   of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Financial Sector Fund                of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Pharmaceutical/Healthcare Sector     of capital appreciation and dividend        Management, LLC (and
          Fund                                 income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management        Seeks total return through a combination    Jackson National Asset
          Technology Sector Fund               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)/2/

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management VIP    Seeks total return by investing in the      Jackson National Asset
          Fund                                 common stocks of companies that are         Management, LLC (and
                                               identified by a model based on six          Mellon Capital
                                               separate specialized strategies.            Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------
          ------------------------------------ ------------------------------------------- --------------------------

          JNL/Mellon Capital Management JNL    Seeks total return through a combination    Jackson National Asset
          5 Fund                               of capital appreciation and dividend        Management, LLC (and
                                               income.                                     Mellon Capital
                                                                                           Management Corporation)

          ------------------------------------ ------------------------------------------- --------------------------



         /1/ Fidelity replaced Janus Capital Management LLC as sub-adviser on May 3, 2004.
         /2/ Mellon replaced Curian Capital LLC as sub-adviser on February 18, 2004.
         /3/ Wellington replaced PPM America, Inc. as sub-adviser on October 4, 2004.
         /4/ Wellington replaced Janus Capital Management LLC as sub-adviser on May 3, 2004.


The investment objectives and policies of certain Funds are similar to the investment objectives and policies of other mutual funds that the Fund's investment sub-advisers also manage. Although the objectives and policies may be similar, the investment results of the Funds may be higher or lower than the result of those other mutual funds. We cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers. The Funds described are available only through variable annuity Contracts issued by Jackson National. They are NOT offered or made available to the general public directly.

A Fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

You should read the prospectuses for the JNL Series Trust, JNL Variable Fund LLC and Variable Insurance Funds carefully before investing. Additional Funds and Investment Divisions may be available in the future.

VOTING PRIVILEGES. To the extent required by law, we will obtain instructions from you and other Owners about how to vote our shares of a Fund when there is a vote of shareholders of a Fund. We will vote all the shares we own in proportion to those instructions from Owners.

SUBSTITUTION. We reserve the right to substitute a different Fund or a different mutual fund for the one in which any Investment Division is currently invested, or transfer money to the General Account. We will not do this without any required approval of the SEC. We will give you notice of any substitution.


                                CONTRACT CHARGES


There are charges associated with your Contract, the deduction of which will reduce the investment return of your Contract. Some of these charges are for optional endorsements, as noted, so they are deducted from your Contract Value only if you selected to add that optional endorsement to your Contract. These charges may be a lesser amount where required by state law or as described below, but will not be increased. These charges (and certain other expenses) are as follows:


MORTALITY AND EXPENSE RISK CHARGES. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for mortality and expense risk charges. On an annual basis, these charges equal 1.10% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Accounts.

This charge compensates us for the risks we assume in connection with all the Contracts, not just your Contract. Our mortality risks under the Contracts arise from our obligations:

     o to make income payments for the life of the Annuitant during the income phase;

     o    to waive the withdrawal charge in the event of the Owner's death; and

     o    to provide a basic death benefit prior to the Income Date.

Our expense risks under the Contracts include the risk that our actual cost of administering the Contracts and the Investment Divisions may exceed the amount that we receive from the administration charge and the annual Contract maintenance charge. Included among these expense risks are those that we assume in connection with waivers of withdrawal charges under the Terminal Illness Benefit, the Specified Conditions Benefit and the Extended Care Benefit.


ANNUAL CONTRACT MAINTENANCE CHARGE. During the accumulation phase, we deduct a $35 annual Contract maintenance charge on the Contract Anniversary of the Issue Date. We will also deduct the annual Contract maintenance charge if you make a total withdrawal. This charge is for administrative expenses. The annual Contract maintenance charge will be assessed on the Contract Anniversary or upon full withdrawal and is taken from the Investment Divisions and Fixed Account options based on the proportion their respective value bears to the Contract Value less the sum of the Indexed Fixed Option Minimum Values. This charge will be deducted from the Indexed Fixed Options only when the charge exceeds the value of the funds in the Investment Divisions and the Fixed Account options. We will not deduct this charge if, when the deduction is to be made, the value of your Contract is $50,000 or more.


ADMINISTRATION CHARGE. Each day, as part of our calculation of the value of the Accumulation Units and Annuity Units, we make a deduction for administration charges. On an annual basis, these charges equal 0.15% of the average daily net asset value of your allocations to the Investment Divisions. This charge does not apply to the Fixed Accounts. This charge compensates us for our expenses incurred in administering the Contracts and the Separate Account. If the initial premium equals $1,000,000 or more, we will waive the Administration Charge. However, we reserve the right to reverse this waiver and reinstate the Administration Charge if withdrawals are made in the first Contract Year that result in the Contract Value falling substantially below $1,000,000, as determined by us.

TRANSFER CHARGE. You must pay $25 for each transfer in excess of 15 in a Contract Year. This charge is deducted from the amount that is transferred prior to the allocation to the new Allocation Option. We waive the transfer charge in connection with dollar cost averaging, rebalancing transfers and any transfers we require and we may charge a lesser fee where required by state law.

WITHDRAWAL CHARGE. At any time during the accumulation phase (if and to the extent that Contract Value is sufficient to pay any remaining withdrawal charges that remain after a withdrawal), you may withdraw the following with no withdrawal charge:

     o PREMIUMS THAT ARE NO LONGER SUBJECT TO A WITHDRAWAL CHARGE (premiums in your annuity for at least seven (three for the three-year withdrawal charge option or five for the five-year withdrawal charge option) years without being withdrawn), PLUS

     o    EARNINGS  (excess of your Contract  Value  allocated to the Investment
          Divisions  and  the  Fixed  Accounts  over  your  remaining   premiums
          allocated to those accounts)

     o during each Contract Year 10% (20% if you have elected the 20% Additional Free Withdrawal endorsement) OF PREMIUM (excluding premium in the Indexed Fixed Option) that would otherwise incur a withdrawal charge, be subject to a Contract Enhancement recapture charge, or be reduced by an Excess Interest Adjustment, and that has not been previously withdrawn (this can be withdrawn at once or in segments throughout the Contract Year), MINUS earnings (required minimum distribution will be counted as part of the 10%/20% Free Withdrawal amount).

WE WILL DEDUCT A WITHDRAWAL CHARGE ON:

     o    withdrawals in excess of the free withdrawal amounts, or

     o    amounts withdrawn in a total withdrawal, or

     o amounts applied to income payments on an Income Date that is within one year of the Issue Date.

The amount of the withdrawal charge deducted varies (depending upon whether you have elected the Three-Year Withdrawal Charge Period or the Five-Year Withdrawal Charge Period endorsement and how many years prior to the withdrawal you made the premium payment(s) you are withdrawing) according to the following schedule:


                          WITHDRAWAL CHARGE (AS A PERCENTAGE OF PREMIUM PAYMENTS):

COMPLETED YEARS        0         1        2        3        4        5        6       7+
SINCE RECEIPT OF
PREMIUM

WITHDRAWAL CHARGE     8.5%      8%       7%       6%       5%       4%       2%        0

WITHDRAWAL CHARGE      8%       7%       6%       4%       2%        0        0        0
IF FIVE-YEAR
PERIOD IS ELECTED

WITHDRAWAL CHARGE     7.5%     6.5%      5%        0        0        0        0        0
IF THREE-YEAR
PERIOD IS ELECTED

For purposes of the withdrawal charge, we treat withdrawals as coming first from earnings and then from the oldest remaining premium. If you make a full withdrawal, or elect to commence income payments within one year of the date your Contract was issued, the withdrawal charge is based on premiums remaining in the Contract and no free withdrawal amount applies. If you withdraw only part of the value of your Contract, we deduct the withdrawal charge from the remaining value in your Contract. The withdrawal charge compensates us for costs associated with selling the Contracts.

Amounts allocated to an Indexed Fixed Option are not subject to this withdrawal charge. The withdrawal charge applicable to amounts held in that option is described on page 48 and in the supplementary materials and your Contract.

NOTE: Withdrawals under a non-qualified Contract will be taxable on an "income first" basis. This means that any withdrawal from a non-qualified Contract that does not exceed the accumulated income under the Contract will be taxable in full. Any withdrawals under a tax-qualified Contract will be taxable except to the extent that they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

We do NOT assess the withdrawal charge on any amounts paid out as:

     o income payments (but the withdrawal charge is deducted at the Income Date if income payments are commenced in the first Contract Year);

     o    death benefits;

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code (if the withdrawal requested exceeds the minimum distribution requirements, the entire withdrawal will be subject to the withdrawal charge, if applicable);

     o if permitted by your state, withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Account (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.

We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce our sales expense. Some examples are the purchase of a Contract by a large group of individuals or an existing relationship between us and a prospective purchaser. We may not deduct a withdrawal charge under a Contract issued to an officer, director, agent or employee of Jackson National or any of our affiliates.

EARNINGS PROTECTION BENEFIT CHARGE. If you select the Earnings Protection Benefit Endorsement, you will pay us a charge that equals 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

CONTRACT ENHANCEMENT CHARGE. If you select one of the Contract Enhancements, then for a period of seven Contract Years (five for the 2% Contract Enhancement) a charge will be imposed based upon the average daily net asset value of your allocations to the Investment Divisions. These charges will also be assessed against any amounts you have allocated to the Fixed Accounts by reducing credited rates which will not be less than the minimum guaranteed interest rate (assuming no withdrawals). The amounts of these charges (or reductions in credited rates) depends upon which of the Contract Enhancements you select:

CONTRACT ENHANCEMENT                 2%                3%                4%

CHARGE (ON AN ANNUAL BASIS)      0.395%             0.42%             0.56%

CONTRACT ENHANCEMENT RECAPTURE CHARGE. If you select a Contract Enhancement and then make a partial or total withdrawal from your Contract in the first seven years (five years for the 2% Contract Enhancement) since the premium payment withdrawn was made, you will pay a Contract Enhancement recapture charge that reimburses us for all or part of the Contract Enhancements that we credited to your Contract based on your first year premiums. Your Contract will also be subject to a recapture charge if you return it during the free look period. The amounts of these charges are as follows:



         CONTRACT ENHANCEMENT RECAPTURE CHARGE (AS A PERCENTAGE OF THE
         CORRESPONDING FIRST YEAR PREMIUM PAYMENT WITHDRAWN IF AN OPTIONAL
         CONTRACT ENHANCEMENT IS SELECTED)

        Completed Years Since Receipt of      0      1        2         3          4         5          6       7+
        Premium/1/


        Recapture Charge (2% Credit)         2%     2%      1.25%     1.25%      0.5%           0         0     0
        Recapture Charge (3% Credit)         3%     3%         2%        2%        2%          1%        1%     0
        Recapture Charge (4% Credit)         4%     4%       2.5%      2.5%      2.5%       1.25%     1.25%     0


1 Any applicable Contract Enhancement recapture charges are deducted at the Income Date as well as on partial withdrawals in excess of free withdrawal amounts, upon total withdrawals and if your Contract is returned during the free look period.


We do not assess the recapture charge on any amounts paid out as:

     o    death benefits;

     o    withdrawals taken under the additional free withdrawal provision;


     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code; (but if the requested withdrawal exceeds the minimum distribution requirements, then the entire withdrawal will be assessed the applicable recapture charge);


     o if permitted by your state, additional withdrawals of up to $250,000 from the Separate Account or from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) if you incur a terminal illness or if you need extended hospital or nursing home care as provided in your Contract; or

     o if permitted by your state, additional withdrawals of up to 25% of your Contract Value from the Separate Account or the Fixed Accounts (excluding amounts in the Indexed Fixed Option) (12 1/2% for each of two joint Owners) if you incur certain serious medical conditions specified in your Contract.


GUARANTEED MINIMUM INCOME BENEFIT CHARGE. If you select the GMIB, on a calendar quarter basis, you will pay 0.15% of the GMIB Benefit Base. This charge is deducted from the Contract Value at the end of each calendar quarter and upon termination of the GMIB on a pro-rata basis using the GMIB Benefit Base as of the date of termination and the number of days since the last deduction. The first GMIB charge will be deducted on a pro-rata basis from the Issue Date to the end of the first calendar quarter after the Issue Date. The GMIB Benefit Base is explained on page 59 below. YOU SHOULD BE AWARE THAT THE GMIB CHARGE WILL BE DEDUCTED EVEN IF YOU NEVER USE THE BENEFIT, AND IT ONLY APPLIES TO CERTAIN OPTIONAL INCOME PAYMENTS.

7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the GMWB, you will pay 0.50% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. However, if you selected the 7% GMWB before October 4, 2004, you will pay 0.35% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions, increasing to 0.55% upon the first election of a "step-up." We reserve the right to prospectively increase the charge on new issues, upon election of the benefit after issue or upon any election of any "step-up" subject to a maximum charge of 0.70%. The "step-up" is explained on page 56 below. We stop deducting this charge upon the earliest of either the date you annuitize or the date your Contract Value falls to zero.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 5% For Life GMWB, you will pay a charge on an annual basis of the daily net asset value of your allocations to the Investment Divisions that varies with the Owner's age, or with the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

              60 and 64.....................................1.10%
              65 and 69.....................................0.70%
              70 and 74.....................................0.50%
              75 and 80.....................................0.40%

We reserve the right to prospectively increase the charge on new issues or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 1.30%; 0.85%; 0.60%; and 0.50%, respectively. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.

4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you select the 4% For Life GMWB, you will pay a charge on an annual basis of the average daily net asset value of your allocations to the Investment Divisions that varies with the Owner's age, or with the age of the older Owner in the case of joint Owners. Currently, for an Owner between the ages of:

              50 and 54.....................................0.65%
              55 and 59.....................................0.50%
              60 and 64.....................................0.35%
              65 and 69.....................................0.25%
              70 and 74.....................................0.20%
              75 and 80.....................................0.15%

We reserve the right to prospectively increase the charge on new issues or upon the selection of this benefit after issue, subject to the maximum annual charges, which for the same age groups, are: 0.85%; 0.65%; 0.50%; 0.35%; 0.30%; and 0.20%, respectively. We will stop deducting the charge upon the earliest of either the date you annuitized or if your Contract Value falls to zero.


DEATH BENEFIT CHARGES. There is no additional charge for the Contract's basic death benefit. However, for an additional charge, you may select one of the Contract's available optional death benefits in place of the basic death benefit.

If you select the 5% Roll-up Death Benefit (5% Compounded Death Benefit), you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the 4% Roll-up Death Benefit, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Highest Anniversary Value Death Benefit (Maximum Anniversary Value Death Benefit), you will pay 0.25% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Combination 5% Roll-up and Highest Anniversary Value Death Benefit (Combination Death Benefit), you will pay 0.55% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

If you select the Combination 4% Roll-up and Highest Anniversary Value Death Benefit, you will pay 0.40% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions.

THREE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional three-year withdrawal charge period feature, you will pay 0.45% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

FIVE-YEAR WITHDRAWAL CHARGE PERIOD. If you select the optional five-year withdrawal charge period feature, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

20% ADDITIONAL FREE WITHDRAWAL CHARGE. If you select the optional feature that permits you to withdraw up to 20% of premiums (excluding premiums allocated to the Indexed Fixed Option) that are still subject to a withdrawal charge minus earnings during a Contract Year without a withdrawal charge, you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. We stop deducting this charge on the date you annuitize.

COMMUTATION FEE. If you make a total withdrawal from your Contract after income payments have commenced under income option 4, or if after your death during the period for which payments are guaranteed to be made under income option 3 your Beneficiary elects to receive a lump sum payment, the amount received will be reduced by (a) minus (b) where:

     o (a) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at the rate assumed in calculating the initial payment; and

     o (b) = the present value of the remaining income payments (as of the date of calculation) for the period for which payments are guaranteed to be made, discounted at a rate no more than 1.00% higher than the rate used in (a).

OTHER EXPENSES. We pay the operating expenses of the Separate Account, including those not covered by the mortality and expense and administrative charge. There are deductions from and expenses paid out of the assets of the Funds. These expenses are described in the attached prospectuses for the JNL Series Trust, JNL Variable Fund LLC and Variable Insurance Funds.

Certain Funds pay Jackson National Asset Management, LLC, the adviser, an administrative fee for certain services provided to the Fund by the adviser. The JNL/Select Global Growth Fund, the JNL/JPMorgan International Value Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/Putnam International Equity Fund and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 MidCap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund, JNL/Mellon Capital Management Bond Index Fund, JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund and the JNL/Mellon Capital Management Global 15 Fund pay an administrative fee of .15%; the JNL/ Mellon Capital Management Global 15 Fund pays an administrative fee of .20%; the other Funds pay an administrative fee of ..10%. The Management and Administrative Fee and the Total Fund Annual Expenses columns in the Fund Annual Expenses table reflect the inclusion of any applicable administrative fee.

PREMIUM TAXES. Some states and other governmental entities charge premium taxes or other similar taxes. We pay these taxes and may make a deduction from your Contract Values for them. Premium taxes generally range from 0% to 3.5% (the amount of state premium tax, if any, will vary from state to state), depending on the state.

INCOME TAXES. We reserve the right, when calculating unit values, to deduct a credit or charge with respect to any taxes we have paid or reserved for during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

DISTRIBUTION OF CONTRACTS. Jackson National Life Distributors, Inc., located at 8055 E. Tufts Avenue, Denver, Colorado 80237, serves as the principal underwriter of the Contracts. Jackson National Life Distributors, Inc. is a wholly owned subsidiary of Jackson National. BISYS Fund Services, LP is the exclusive retail distributor of the Contracts offered by this prospectus.

Commissions are paid to registered representatives who sell the Contracts. While commissions may vary, they are not expected to exceed 8% of any premium payment. Where lower commissions are paid, we may also pay trail commissions. We may also pay commissions on the Income Date if the annuity option selected involves a life contingency or a payout over a period of ten or more years. Under certain circumstances, we may pay bonuses, overrides, and marketing allowances, in addition to the standard commissions. We may, under certain circumstances where permitted by applicable law, pay a bonus to a Contract purchaser to the extent the broker-dealer waives its commission. Contract purchasers should inquire of the representative if such bonus is available to them and its compliance with applicable law. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. We may use any of our corporate assets to cover the cost of distribution, including any profit from the Contract's mortality and expense risk charge and other charges. We are affiliated with the following broker-dealers:

     o    National Planning Corporation,

     o    SII Investments, Inc.,

     o    IFC Holdings, Inc. D/B/A Invest Financial Corporation, and

     o    Investment Centers of America, Inc.


The principal underwriter also has the following relationships with the sub-advisers and their affiliates. The principal underwriter receives payments from certain of the sub-advisers to assist in defraying the costs of certain promotional and marketing meetings in which they participate. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred, and the level of the sub-adviser's participation. National Planning Corporation participates in the sales of shares of retail mutual funds advised by certain of the sub-advisers and other unaffiliated entities and receives selling and other compensation from them in connection with those activities, as described in the prospectus or statement of additional information for those funds. The fees range between .30% and .45% depending on these factors. In addition, the principal underwriter acts as distributor of variable annuity Contracts and variable life insurance policies (the "Other Contracts") issued by Jackson National Life Insurance Company and its subsidiary Jackson National Life Insurance Company of New York. Unaffiliated broker-dealers are compensated at the standard rates of compensation. The compensation consists of commissions, trail commissions, and other compensation or promotional incentives as described above and in the prospectus or statement of additional information for the Other Contracts.

In addition to the commissions paid to registered representatives, Jackson National Life Insurance Company pays BISYS Fund Services, LP a marketing support allowance, and commissions and other expenses may be adjusted depending on the total sales and assets under management under the Contracts offered by this prospectus.

                                    PURCHASES

                           MINIMUM INITIAL PREMIUM:

     o    $5,000 under most circumstances.

     o    $2,000 for a qualified plan Contract.

                           MINIMUM ADDITIONAL PREMIUMS:

     o    $500 for a qualified or non-qualified plan.

     o    $50 for an automatic payment plan.

     o You can pay additional premiums at any time during the accumulation phase.

These minimums apply to purchases, but do not preclude subsequent partial withdrawals that would reduce Contract Values below the minimum initial purchase amounts, as long as the amount left in the account is sufficient to pay the withdrawal charge. The minimum you may allocate to a Fixed Account or Investment Division is $100. There is a $100 minimum balance requirement for each Fixed Account and Investment Division. The Indexed Fixed Option has initial and subsequent allocation minimums of $5,000. We reserve the right to restrict availability or impose restrictions on the Fixed Accounts and Indexed Fixed Account.

                           MAXIMUM PREMIUMS:

     o The maximum aggregate premiums you may make without our prior approval is $1 million.

The payment of subsequent premium payments relative to market conditions at the time they are made may or may not contribute to the various benefits under your Contract, including the enhanced death benefit, the GMIB and the GMWB.


ALLOCATIONS OF PREMIUM. You may allocate your premiums to one or more of the fixed and variable options. Each allocation must be a whole percentage between 0% and 100%. We will allocate any additional premiums you pay in the same way unless you instruct us otherwise. These allocations will be subject to our minimum allocation rules.

Although more than 18 Investment Divisions are available under your Contract, you may not allocate your Contract Values among more than 18 Investment Divisions at any one time.


We will issue your Contract and allocate your first premium within two BUSINESS DAYS (days when the New York Stock Exchange is open) after we receive your first premium and all information that we require for the purchase of a Contract. If we do not receive all of the information that we require, we will contact you to get the necessary information. If for some reason we are unable to complete this process within five business days, we will either return your money or get your permission to keep it until we receive all of the required information.

Each business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

OPTIONAL CONTRACT ENHANCEMENTS. If you elect one of our optional Contract Enhancement endorsements, then at the end of any business day in the first Contract Year when we receive a premium payment, we will credit your Contract Values with an additional 2%, 3% or 4% of your payment, depending upon which Contract Enhancement you have selected. There is a charge that is assessed against the Investment Divisions and the Fixed Accounts for the Contract Enhancements whose amount depends upon which Contract Enhancement you elect. Allocations to the Indexed Fixed Option are not permitted in the first seven years (five years for the 2% Contract Enhancement). We will also impose a Contract Enhancement recapture charge if you

     o make withdrawals in excess of the free withdrawals permitted by your Contract (or an additional free withdrawal endorsement if elected),

     o    elect to receive payment under an income option, or

     o    return your Contract during the Free Look period.

The amount and duration of the recapture charge depends upon which Contract Enhancement you elect. We will not impose the Contract Enhancement recapture charge if your withdrawal is made for certain health-related emergencies, withdrawals of earnings, withdrawals in accordance with an additional free withdrawal, amounts paid out as death benefits or to satisfy minimum distribution requirements of the Internal Revenue Code. If the withdrawal requested exceeds the minimum distribution requirements, the recapture charge will be charged on the entire withdrawal amount. We expect to make a profit on these charges for the Contract Enhancements. Examples in Appendix B may assist you in understanding how recapture charges for the Contract Enhancement options work.

Your Contract Value will reflect any gains or losses attributable to a Contract Enhancement described above. Contract Enhancements, and any gains or losses attributable to a Contract Enhancement, distributed under your Contract will be considered earnings under the Contract for tax purposes.

Asset-based charges are deducted from the total value of the Separate Account. In addition, for the Fixed Accounts, the Contract Enhancement charge lowers the credited rate that would apply if the Contract Enhancement had not been elected. Therefore, your Contract incurs charges on the entire amounts included in your Contract, which includes premium payments made in the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement and the earnings, if any, on such amounts for the first seven Contract Years (five for the 2% Contract Enhancement). As a result, the aggregate charges assessed will be higher than those that would be charged if you did not elect a Contract Enhancement. Accordingly, it is possible that upon surrender, you will receive less money back than you would have if you had not elected a Contract Enhancement. We will impose a Contract Enhancement recapture charge if you make withdrawals in the first seven years (five years for the 2% Contract
Enhancement) after a first year premium payment. We expect to profit from certain charges assessed under the Contract, including the withdrawal charge, the mortality and expense risk charge and the Contract Enhancement charge.

If you elect the Contract Enhancement and then make more than relatively small premium payments during Contract Years two through seven (five for the 2% Contract Enhancement), you would likely have lower account values than if you had not elected the Contract Enhancement. Thus, the Contract Enhancement is suitable only for those who expect to make substantially all of their premium payments in the first Contract Year. Charges for the Contract Enhancement are not assessed after the seventh Contract Year (fifth for the 2% Contract Enhancement).

The increased Contract Value resulting from a Contract Enhancement is reduced during the first seven Contract Years (five for the 2% Contract Enhancement) by the operation of the Contract Enhancement Charge. If you make premium payments only in the first Contract Year and do not make a withdrawal during the first seven years (five for the 2% Contract Enhancement), at the end of the seven-year period (five for the 2% Contract Enhancement) that the Contract Enhancement Charge is applicable, the Contract Value will be equal to or slightly higher than if you had not selected the Contract Enhancement endorsement, regardless of investment performance. Contract Values may also be higher if you pay additional premium payments in the first Contract Year, because those additional amounts will be subject to the Contract Enhancement charge for less than seven full years (five for the 2% Contract Enhancement).

In the first seven Contract Years (five for the 2% Contract Enhancement), the Contract Enhancement typically will be beneficial (even in circumstances where cash surrender value may not be higher than Contracts without the Contract Enhancement) in the following circumstances:

     o    death benefits computed on the basis of Contract Value;

     o withdrawals taken under the 10% additional free withdrawal provision (or the 20% Additional Free Withdrawal Endorsement, if elected);

     o withdrawals necessary to satisfy the minimum distribution requirements of the Internal Revenue Code;

     o    if permitted by your state, withdrawals under our:

          o   Terminal Illness Benefit;
          o   Specified Conditions Benefit; or
          o   Extended Care Benefit.  (See pages *-* below.)

You may NOT elect the 3% or 4% Contract Enhancement Endorsements with the 20% Additional Free Withdrawal option.

CAPITAL PROTECTION PROGRAM. If you select our Capital Protection Program at issue, we will allocate enough of your premium to the Fixed Account you select to assure that the amount so allocated will equal, at the end of a selected period of 1, 3, 5, or 7 years, your total original premium paid. You may allocate the rest of your premium to any Investment Division(s). If any part of the Fixed Account value is surrendered or transferred before the end of the selected guaranteed period, the value at the end of that period will not equal the original premium. This program is available only if Fixed Account Options are available. You should consult your JNL representative with respect to the current availability of Fixed Accounts, their limitations, and the availability of the Capital Protection program.

For an example of Capital Protection, assume you made a premium payment of $10,000 when the interest rate for the three-year guaranteed period was 3.00% per year. We would allocate $9,152 to that guarantee period because $9,152 would increase at that interest rate to $10,000 after three years, assuming no withdrawals are taken. The remaining $848 of the payment would be allocated to the Investment Division(s) you selected.

Alternatively, assume Jackson National receives a premium payment of $10,000 when the interest rate for the 7-year period is 6.75% per year. Jackson National will allocate $6,331 to that guarantee period because $6,331 will increase at that interest rate to $10,000 after 7 years. The remaining $3,669 of the payment will be allocated to the Investment Division(s) you selected.

Thus, as these examples demonstrate, the shorter guarantee periods require allocation of substantially all your premium to achieve the intended result. In each case, the results will depend on the interest rate declared for the guarantee period.

ACCUMULATION UNITS. Your Contract Value allocated to the Investment Divisions will go up or down depending on the performance of the Investment Divisions you select. In order to keep track of the value of your Contract during the accumulation phase, we use a unit of measure called an "Accumulation Unit." During the income phase we use a measure called an "Annuity Unit."

Every business day, we determine the value of an Accumulation Unit for each of the Investment Divisions by:

     o determining the total amount of assets held in the particular Investment Division;

     o    subtracting any charges and taxes chargeable under the Contract; and

     o    dividing this amount by the number of outstanding Accumulation Units.

The value of an Accumulation Unit may go up or down from day to day and may be different for different charges.

When you make a premium payment, we credit your Contract with Accumulation Units. The number of Accumulation Units we credit is determined at the close of that business day by dividing the amount of the premium allocated to any Investment Division by the value of the Accumulation Unit for that Investment Division.

                                    TRANSFERS

You may transfer your Contract Value among the Investment Divisions at any time, but transfers between an available Fixed Account option and an Investment Division must occur prior to the Income Date. Transfers from the Fixed Account will be subject to any applicable Excess Interest Adjustment, and transfers from the Indexed Fixed Option are not permitted until the end of the Indexed Fixed Option period. There may be periods when we do not offer any Fixed Accounts, or when we impose special transfer requirements on the Fixed Accounts. If a renewal occurs within one year of the Income Date, the Company will credit interest up to the Income Date at the then Current Interest Rate for the Fixed Account Option. You can make 15 transfers every Contract Year during the accumulation phase without charge.

A transfer will be effective as of the end of the business day when we receive your transfer request in Good Order, subject to guidelines related to transfers in and out of the Indexed Fixed Option as described in the Contract and the supplementary materials.

RESTRICTIONS ON TRANSFERS. To the extent permitted by applicable law, we reserve the right to restrict the number of transfers per year that you can request and to restrict you from making transfers on consecutive business days. In addition, your right to make transfers among Investment Divisions may be modified if we determine that the exercise by one or more Contract Owners is, or would be, to the disadvantage of other Owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which we consider to be to the disadvantage of other Owners. A modification could be applied to transfers to or from one or more of the Investment Divisions, and could include, but are not limited to:

     o    requiring a minimum time period between each transfer;

     o limiting transfer requests from an agent acting on behalf of one or more Contract Owners or under a power of attorney on behalf of one or more Contract Owners; or

     o    limiting the dollar amount that you may transfer at any one time.

If we identify a pattern of frequent trading in and out of the sub-accounts, we place the Contract on a watch list and if the trading pattern continues we may terminate the transfer privileges or terminate electronic or telephone transfer privileges or require the transfer instructions be mailed through regular US postal service, as necessary. We do not exempt any person or class of persons from this policy. We reserve the right to change, terminate, limit, or suspend the transfer provisions at any time. If we limit the transfer privileges, you may need to make a partial surrender to access the Policy Value in the Investment Division from which you sought a transfer. We will notify you and your representative in writing within 5 days after the pattern of frequent trading is identified.

We will restrict round trip transfers made within 15 calendar days. We will allow redemptions from a sub-account, however, once a complete or partial redemption has been made from a sub-account through a sub-account transfer, you will not be permitted to transfer Contract Value back into that sub-account within 15 calendar days of the redemption. This restriction will not apply to the money market sub-account, the Fixed Accounts, Dollar Cost Averaging or the Automatic Rebalancing program. We will treat as short-term trading activity any transfer that is requested into a sub-account that was previously redeemed within the previous 15 days whether the transfer was requested by you or a third party. This restriction is designed to prevent abusive trading practices. If we determine that our goal of curtailing abusive trading practices is not being fulfilled, we may amend or replace the procedure described above without prior notice. We will consider waiving the procedure described above for unanticipated financial emergencies. Please contact our Service Center if your transfer request entails what you believe is a financial emergency.

                       TELEPHONE AND INTERNET TRANSACTIONS

THE BASICS. You can request certain transactions by telephone or at www.jnl.com, our Internet Web site, subject to our right to terminate electronic or telephonic transfer privileges described above. Our Customer Service representatives are available during business hours to provide you with information about your account. We require that you provide proper identification before performing transactions over the telephone or through our Internet Web site. For Internet transactions, this will include a Personal Identification Number (PIN). You may establish or change your PIN at www.jnl.com.

WHAT YOU CAN DO AND HOW. You may make transfers by telephone or through the Internet unless you elect not to have this privilege. Any authorization you provide to us in an application, at our Web site, or through other means will authorize us to accept transaction instructions, including Investment Division transfers/allocations, by you and your financial representative unless you notify us to the contrary. To notify us, please call us at the Service Center number referenced in your Contract or on your quarterly statement.

WHAT YOU CAN DO AND WHEN. When authorizing a transfer, you must complete your telephone call by the close of the New York Stock Exchange (usually 4:00 p.m. Eastern time) in order to receive that day's Accumulation Unit value for an Investment Division.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the close of the New York Stock Exchange, the instructions will be carried out that day. Otherwise the instructions will be carried out the next business day. We will retain permanent records of all Web-based transactions by confirmation number. If you do not receive an electronic acknowledgement, you should telephone our Service Center immediately.


HOW TO CANCEL A TRANSACTION. You may only cancel an earlier telephonic or electronic transfer request made on the same day by calling the Service Center before the New York Stock Exchange closes. Otherwise, your cancellation instruction will not be allowed because of the round trip transfer restriction.


OUR PROCEDURES. Our procedures are designed to provide reasonable assurance that telephone or any other electronic authorizations are genuine. Our procedures include requesting identifying information and tape-recording telephone communications and other specific details. We and our affiliates disclaim all liability for any claim, loss or expense resulting from any alleged error or mistake in connection with a transaction requested by telephone or other electronic means that you did not authorize. However, if we fail to employ reasonable procedures to ensure that all requested transactions are properly authorized, we may be held liable for such losses.

We do not guarantee access to telephonic and electronic information or that we will be able to accept transaction instructions via the telephone or electronic means at all times. We also reserve the right to modify, limit, restrict, or discontinue at any time and without notice the acceptance of instruction from someone other than you and/or this telephonic and electronic transaction privilege. Elections of any optional benefit or program must be in writing and will be effective upon receipt of the request in Good Order.

Upon notification of the Owner's death, any telephone transfer authorization, other than by the surviving joint Owners, designated by the Owner ceases and we will not allow such transactions unless the executor/representative provides written authorization for a person or persons to act on the executor's/representative's behalf.

                              ACCESS TO YOUR MONEY

You can have access to the money in your Contract:

     o    by making either a partial or complete withdrawal,

     o    by electing the Systematic Withdrawal Program,


     o    by electing a Guaranteed Minimum Withdrawal Benefit, or


     o    by electing to receive income payments.

Your Beneficiary can have access to the money in your Contract when a death benefit is paid.

When you make a complete withdrawal you will receive the value of your Contract on the day your request is received by us, MINUS any applicable tax, annual Contract maintenance charge, charges due under any optional endorsement and all applicable withdrawal charges, adjusted for any applicable Excess Interest Adjustment.


Your withdrawal request must be in writing. We will accept withdrawal requests submitted via facsimile. There are risks associated with not requiring original signatures in order to disburse the money.


Except in connection with the systematic withdrawal program, you must withdraw at least $500 or, if less, the entire amount in the Fixed Account or Investment Division from which you are making the withdrawal. After your withdrawal, at least $100 must remain in each Fixed Account or Investment Division from which the withdrawal was taken. A withdrawal request that would reduce the remaining Contract Value to less than $100 will be treated as a request for a complete withdrawal. Amounts may not be withdrawn from the Indexed Fixed Option until all other amounts under the Contract have been withdrawn.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE. THERE ARE LIMITATIONS ON WITHDRAWALS FROM QUALIFIED PLANS. SEE "TAXES."

WAIVER OF WITHDRAWAL AND RECAPTURE CHARGES FOR CERTAIN EMERGENCIES. We will waive the withdrawal charge (withdrawals from the Investment Divisions and the Fixed Account), but not any Excess Interest Adjustment that would otherwise apply in certain circumstances by providing you, at no charge, the following:

     o TERMINAL ILLNESS BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been diagnosed with an illness that will result in your death within 12 months;

     o SPECIFIED CONDITIONS BENEFIT, under which you may make a one-time withdrawal of up to 25% (for joint Owners, this benefit applies to each of them for 12 1/2%) of your Contract Value from the Separate Account and from the Fixed Accounts (excluding amounts in the Indexed Fixed Option) with no withdrawal charge or recapture charge after having provided us with a physician's statement that you have been diagnosed with one of the following conditions:

          o    Heart attack

          o    Stroke

          o    Coronary artery surgery

          o    Life-threatening cancer

          o    Renal failure or

          o    Alzheimer's disease; and

     o EXTENDED CARE BENEFIT, under which we will waive any withdrawal charges and recapture charges on amounts of up to $250,000 of your Contract Value from the Separate Account and from the Fixed Account (excluding amounts in the Indexed Fixed Option) that you withdraw after providing us with a physician's statement that you have been confined to a nursing home or hospital for 90 consecutive days, beginning at least 30 days after your Contract was issued.

You may exercise these benefits once under your Contract.

OPTIONAL THREE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a three-year withdrawal period with withdrawal charges in contribution years one through three of 7.5%, 6.5% and 5%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.45% of average daily net asset value of your allocations to the Investment Divisions. If you elect the optional Three Year Withdrawal Charge Period endorsement, a lower commission will be paid to the registered representative who sells you your Contract than if you elect to purchase the product without that endorsement. You may NOT elect this option if you elect the Five-Year Withdrawal Charge endorsement or the 20% Additional Free Withdrawal endorsement. In addition, the Indexed Fixed Option is not available if you select the Three-year Withdrawal Charge period.


OPTIONAL FIVE-YEAR WITHDRAWAL CHARGE PERIOD. You may elect an endorsement to your Contract that substitutes for the Contract's usual seven-year withdrawal period a five-year withdrawal period with withdrawal charges in contribution years one through five of 8%, 7%, 6%, 4% and 2%, respectively, and 0% thereafter. The charge for this optional feature on an annualized basis is 0.30% of average daily net asset value of your allocations to the Investment Divisions. If you elect the Optional Five- Year Withdrawal Charge Period and the Indexed Fixed Option, the withdrawal charge for the Indexed Fixed Option which normally has a 7-year schedule (8.5%, 8%, 7%, 6%, 5%, 4%, 2%) will be modified to a 5-year schedule (8%, 7%, 6%, 4%, 2%, 0%). We reserve the right to restrict the percent of premium that may be allocated to the IFO. You may NOT elect this option if you elect the Three-Year Withdrawal Charge endorsement.

The charges for the Five-year or Three-year Withdrawal Charge Period options continue for as long as one holds the Contract. The potential benefits of those options normally will persist for no more than four-to-six years, depending on performance (the greater the performance the less the benefit) and payment patterns (large subsequent payments in relation to the initial payment make the benefits persist for a longer time than for a Contract where only the initial payment is made). In the case of some surrenders in the third Contract year, the Five-year Withdrawal Charge Period does not provide a benefit and may even impose a small detriment.


20% ADDITIONAL FREE WITHDRAWAL. If you elect the 20% Additional Free Withdrawal endorsement, you may withdraw an additional 20% of premiums that are subject to a withdrawal charge (excluding premiums allocated to the Indexed Fixed Option), minus earnings, during a Contract Year without a withdrawal charge and you will pay 0.30% on an annual basis of the average daily net asset value of your allocations to the Investment Divisions. This endorsement will replace the 10% Additional Free Withdrawal. In addition, the 20% Free Withdrawal Endorsement is a liquidity feature that provides a benefit if you contemplate or need to take large withdrawals. The 20% Free Withdrawal Endorsement provides extra liquidity in any market environment but, when it is elected in combination with the GMWB, taking full advantage of the benefit in a declining market will have an adverse effect on the GMWB if your Contract Value falls below your Guaranteed Withdrawal Balance. ANY TIME YOU USE THE 20% FREE WITHDRAWAL ENDORSEMENT WHEN THE AMOUNT OF THE WITHDRAWAL EXCEEDS THE GAWA AND THE CONTRACT VALUE IS LESS THAN THE GWB, IT IS DISADVANTAGEOUS. You may NOT elect this option if you elect the 3% or 4% Contract Enhancement Endorsements or if you elect the Three-year Withdrawal Charge Period.


7% GUARANTEED MINIMUM WITHDRAWAL BENEFIT. THE FOLLOWING DESCRIPTION OF THE GMWB IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDIX C THAT MAY ASSIST YOU IN UNDERSTANDING HOW THE GMWB CALCULATIONS ARE MADE IN CERTAIN CIRCUMSTANCES. For Owners 80 years old and younger on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 7% GMWB may be available, which permits an Owner to make partial withdrawals, prior to the Income Date that, in total, are guaranteed to equal the Guaranteed Withdrawal Balance (GWB) (as defined below), regardless of your Contract Value. We may limit the availability of this optional endorsement. Once selected, the GMWB cannot be canceled. If you select the GMWB when you purchase your Contract, your net premium payment will be used as the basis for determining the GWB. The GMWB may also be selected after the Issue Date within 30 days before any Contract Anniversary. If you select the GMWB after the Issue Date, to determine the GWB, we will use your Contract Value less any recapture charges that would be paid were you to make a full withdrawal on the date the endorsement is added. However, the GWB can never be more than $5 million and the GWB is reduced with each withdrawal you take.

Once the GWB has been determined, we calculate the Guaranteed Annual Withdrawal Amount (GAWA), which is the maximum annual partial withdrawal amount. Upon selection, the GAWA is equal to 7% of the GWB. The GAWA will not be reduced if partial withdrawals taken within any one Contract Year do not exceed 7%. However, withdrawals are not cumulative. If you do not take 7% in one Contract Year, you may not take more than 7% the next Contract Year. If you withdraw more than the 7%, the guaranteed amount available may be less than the total premium payments and the GAWA may be reduced. The GAWA can be divided up and taken on a payment schedule that you request. You can continue to take the GAWA each Contract Year until the GWB has been depleted.


Withdrawal charges, Contract Enhancement recapture charges, and Excess Interest Adjustments, as applicable, are taken into consideration in calculating the amount of your partial withdrawals pursuant to the GMWB, but these charges or adjustments are offset by your ability to make free withdrawals under the Contract.


Any time a subsequent premium payment is made, we recalculate the GWB and the GAWA. Each time you make a premium payment, the GWB is increased by the amount of the net premium payment. Also, the GAWA will increase by 7% of the increase in the GWB. We reserve the right to restrict subsequent premium payments and the total GWB.


If the total of your partial withdrawals made in the current Contract Year are greater than the GAWA, we will recalculate your GWB and your GAWA may be lower in the future. Recalculation of the GWB and GAWA may result in reducing or extending the payout period. Please refer to the examples in Appendix C for supplemental information about the impact of partial withdrawals.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is less than or equal to the GAWA, the GWB is equal to the greater of:

     o    the GWB prior to the partial  withdrawal less the partial  withdrawal;
          or

     o    zero.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GWB is equal to the lesser of:

     o the Contract Value after the partial withdrawal, less any applicable recapture charges remaining after the partial withdrawal; or

     o the GWB prior to the partial withdrawal less the partial withdrawal, or zero, if greater.

If all your partial withdrawals made in the current Contract Year are less than or equal to the GAWA, the GAWA is the lesser of:

     o    the GAWA prior to the partial withdrawal; or

     o    the GWB after the partial withdrawal.

If the partial withdrawal plus all prior partial withdrawals made in the current Contract Year is greater than the GAWA, the GAWA is equal to the lesser of:

     o    the GAWA prior to the partial withdrawal, or

     o    the GWB after the partial withdrawal, or

     o    7% of the greater of:

          1.   the  Contract  Value  after  the  partial  withdrawal,  less  any
               applicable   recapture   charges   remaining  after  the  partial
               withdrawal; or

          2.   the GWB after the partial withdrawal.

For purposes of these calculations, all partial withdrawals are assumed to be the total amount withdrawn, including any applicable charges and adjustments.

Withdrawals made under the guarantee of this endorsement are considered to be the same as any other partial withdrawals for the purposes of calculating any other values under the Contract and any other endorsements. They are subject to the same restrictions and processing rules as described in the Contract.


On or after your fifth Contract Anniversary after selecting the GMWB, you may choose to "step-up" the GWB to equal your then current Contract Value. The request will be processed and effective on the day we receive the request in Good Order. Your GAWA then becomes the greater of: (i) 7% of the Contract Value on the effective date of the "step-up" or (ii) the GAWA prior to the "step-up." You would not choose a "step-up" if your current GWB is higher than your Contract Value. More than one "step-up" is permitted, but there must be at least five years between "step-ups." Before deciding to "step-up," please consult with the registered representative who helped you to purchase the Contract or contact us at our Annuity Service Center.

SPOUSAL CONTINUATION. If the Contract is continued by the spouse, the spouse retains all rights previously held by the Owner and therefore may elect to add the GMWB feature to the Contract within the 30 days prior to any Contract Anniversary following the continuation date of the original Contract's Issue Date. The GMWB endorsement becomes effective on the Contract Anniversary following receipt of the request in Good Order.


If the spouse continues the Contract and the GMWB endorsement already applies to the Contract, the GMWB will continue and no adjustment will be made to the GWB or the GAWA at the time of continuation. Your spouse may elect to "step-up" on the continuation date. If the Contract is continued under the Special Spousal Continuation Option, the value applicable upon "step-up" is the Contract Value, including any adjustments applied on the continuation date. Any subsequent "step-up" must follow the "step-up" restrictions listed above (Contract Anniversaries will continue to be based on the anniversary of the original Contract's Issue Date).


SURRENDER. If your Contract is surrendered, you will receive the Contract's Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under the GMWB Endorsement. The GMWB is terminated.


CONTRACT VALUE IS ZERO. If your Contract Value is reduced to zero as the result of a partial withdrawal or poor fund performance and the GWB after the withdrawal is greater than zero, the GWB will be paid to you on a periodic basis elected by you, which will be no less frequently than annually. The total annual payment will equal the GAWA, but will not exceed the current GWB. The total payments will not exceed the current GWB.

All other rights under your Contract cease and we will no longer accept subsequent premium payments and all optional endorsements are terminated without value. Upon your death as the Owner, your Beneficiary will receive the scheduled payments. No other death benefit or Earnings Protection Benefit will be paid.

ANNUITIZATION. If you decide to annuitize your Contract, you may choose the following income option instead of one of the other income options listed in your Contract:

FIXED PAYMENT INCOME OPTION. This income option provides payments in a fixed dollar amount for a specific number of years. The actual number of years that payments will be made is determined on the calculation date by dividing the GWB by the GAWA. Upon each payment, the GWB will be reduced by the payment amount. The total annual amount payable will equal the GAWA but will never exceed the current GWB. This annualized amount will be paid over the specific number of years in the frequency (no less frequently than annually) that you select. If you should die before the payments have been completed, the remaining payments will be made to the Beneficiary.

This income option may not be available if the Contract is issued to qualify under Sections 401, 403, 408 or 457 of the Internal Revenue Code. For such Contracts, this income option will only be available if the guaranteed period is less than the life expectancy of the Annuitant at the time the option becomes effective.

EFFECT OF GMWB ON TAX DEFERRAL. The purchase of a GMWB may not be appropriate for the Owners of Contracts who have as a primary objective taking maximum advantage of the tax deferral that is available to them under an annuity
Contract. Please consult your tax and financial advisors on this and other matters prior to electing the GMWB.


4% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 4% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED IN THE IMMEDIATELY PRECEDING FEW SECTIONS, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. Also, the following description is supplemented by some examples in Appendices D and E. For Owners between the ages of 50 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 4% for Life GMWB may be available. The 4% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed to at least equal the GWB, regardless of your Contract Value. For the 4% for Life GMWB, how the GWB and GAWA are determined is the same as the 7% GMWB, except that: there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year exceed the GAWA and your "for life" guarantee is still in effect; the GAWA is 4% of the GWB; and there is a "for life" guarantee. "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

The GWB of the 4% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 4% of the GWB.

With the 4% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges, or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective.

5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT. BEFORE READING MORE ABOUT THE 5% FOR LIFE GMWB, PLEASE BE SURE TO FAMILIARIZE YOURSELF WITH THE 7% GMWB, AS DISCUSSED EARLIER, BECAUSE OF THE SIMILARITIES AND DIFFERENCES BETWEEN THE ENDORSEMENTS. THE FOLLOWING DESCRIPTION IS SUPPLEMENTED BY SOME EXAMPLES IN APPENDICES F AND G. For Owners between the ages of 60 and 80 on the Contract's Issue Date, or on the date on which this endorsement is selected if after the Contract's Issue Date, a 5% for Life GMWB may be available. The 5% for Life GMWB permits you to make partial withdrawals prior to the Income Date that, in total, are guaranteed at least to equal the GWB, regardless of your Contract Value. For the 5% for Life GMWB, how the GWB and GAWA are determined is the same, except that: there is no recalculation of the GAWA if your total partial withdrawals in a Contract Year exceed the GAWA and your "for life" guarantee is still in effect; the GAWA is 5% of the GWB; and there is a "for life" guarantee. "For life" means the longer of: the Owner's life, or with joint Owners, the life of the one dying first; or until total partial withdrawals deplete the GWB. So long as the "for life" guarantee is in effect, you may continue to take partial withdrawals of the GAWA even after the Contract Value falls to zero. You will invalidate the "for life" guarantee if your total partial withdrawals in a Contract Year exceed the GAWA. The "for life" guarantee is terminated upon spousal continuation.

The GWB of the 5% for Life GMWB may be "stepped-up" in the same fashion as the 7% GMWB, subject to the same conditions and requirements, but with the GAWA based on 5% of the GWB.

With the 5% for Life GMWB, if your Contract Value is reduced to zero as a result of a partial withdrawal, contract charges, or poor fund performance, the GAWA will automatically be paid no less frequently than annually, based on your instructions, through the "for life" guarantee, or until the GWB is depleted if the "for life" guarantee is no longer effective.

THE GMWBS AND GMIB ARE MUTUALLY EXCLUSIVE. YOU MAY NOT ELECT MORE THAN ONE.


SYSTEMATIC WITHDRAWAL PROGRAM. You can arrange to have money automatically sent to you periodically while your Contract is still in the accumulation phase. You will have to pay taxes on money you receive. You may be subject to a withdrawal charge and an Excess Interest Adjustment.

SUSPENSION OF WITHDRAWALS OR TRANSFERS. We may be required to suspend or delay withdrawals or transfers to or from an Investment Division when:

     o the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     o under applicable SEC rules, trading on the New York Stock Exchange is restricted;

     o under applicable SEC rules, an emergency exists so that it is not reasonably practicable to dispose of securities in an Investment Division or determine the value of its assets; or

     o    the SEC, by order, may permit for the protection of Contract Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Accounts and the Indexed Fixed Option for up to six months or the period permitted by law.


                       INCOME PAYMENTS (THE INCOME PHASE)

The income phase of your Contract occurs when you begin receiving regular income payments from us. The INCOME DATE is the day those payments begin. Once income payments begin, the Contract cannot be returned to the accumulation phase. You can choose the Income Date and an income option. The income options are described below.

If you do not choose an income option, we will assume that you selected option 3, which provides a life annuity with 120 months of guaranteed payments.

You can change the Income Date or income option at any time before the Income Date, but changes of the Income Date may only be to a later date. You must give us written notice at least seven days before the scheduled Income Date. Income payments must begin by your 90th birthday under a non-qualified Contract or the calendar year in which you attain age 70 1/2 under a traditional Individual Retirement Annuity (or such other age as required by law). Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. Distributions from Roth IRAs are not required prior to your death.


At the Income Date, you can choose to receive fixed payments or variable payments based on the Investment Divisions. Unless you tell us otherwise, your income payments will be based on the fixed and variable options that were in place on the Income Date.


You can choose to have income payments made monthly, quarterly, semi-annually, or annually. However, if you have less than $5,000 to apply toward an income option and state law permits, we may provide your payment in a single lump sum. Likewise, if your first income payment would be less than $50 and state law permits, we may set the frequency of payments so that the first payment would be at least $50.

VARIABLE INCOME PAYMENTS. If you choose to have any portion of your income payments based upon one or more Investment Divisions, the dollar amount of your initial annuity payment will depend primarily upon the following:

     o the amount of your Contract Value you allocate to the Investment Division(s) on the Income Date;

     o the amount of any applicable premium taxes, recapture charges or withdrawal charges deducted from your Contract Value on the Income Date;

     o    which income option you select; and

     o the investment factors listed in your Contract that translate the amount of your Contract Value (as adjusted for applicable charges, frequency of payment and commencement date) into initial payment amounts that are measured by the number of Annuity Units of the Investment Division(s) you select credited to your Contract.

The investment factors in your Contract are calculated based upon a variety of factors, including an assumed investment rate of 3% for option 4 or 4.5% for options 1-3 and, if you select an income option with a life contingency, the age and gender of the Annuitant.

We calculate the dollar amount of subsequent income payments that you receive based upon the performance of the Investment Divisions you select. If that performance (measured by changes in the value of Annuity Units) exceeds the assumed investment rate, then your income payments will increase; if that performance is less than the assumed investment rate, then your income payments will decrease.

INCOME OPTIONS. The Annuitant is the person whose life we look to when we make income payments (each description assumes that you are the Owner and Annuitant). The following income options may not be available in all states.

OPTION 1 - Life Income. This income option provides monthly payments for your life.

OPTION 2 - Joint and Survivor. This income option provides monthly payments for your life and for the life of another person (usually your spouse) selected by you.

OPTION 3 - Life Annuity With at Least 120 or 240 Monthly Payments. This income option provides monthly payments for the Annuitant's life, but with payments continuing to the Beneficiary for the remainder of 10 or 20 years (as you select) if the Annuitant dies before the end of the selected period. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

OPTION 4 - Income for a Specified Period. This income option provides monthly payments for any number of years from 5 to 30. If the Beneficiary does not want to receive the remaining scheduled payments, a single lump sum may be requested, which will be equal to the present value of the remaining payments (as of the date of calculation) discounted at an interest rate that will be no more than 1% higher than the rate used to calculate the initial payment.

ADDITIONAL OPTIONS - We may make other income options available.


GUARANTEED MINIMUM INCOME BENEFIT. The optional Guaranteed Minimum Income Benefit ("GMIB") endorsement guarantees a minimum fixed income benefit (under certain life contingent options) after a period of at least 10 Contract Years, subject to specific conditions, regardless of the Allocation Option(s) you select during the accumulation phase. The guarantee is different depending on whether you purchased a Contract before May 3, 2004. In any case, this benefit is only available if


     o    you elect it prior to your Contract's Issue Date;

     o    the Annuitant is not older than age 75 on the Issue Date; and

     o you exercise it on or within 30 calendar days of your 10th, or any subsequent, Contract Anniversary but in no event later than the 30 calendar day period following the Contract Anniversary immediately following the Annuitant's 85th birthday.

The GMIB will terminate and will not be payable at the earliest of:

     o    the Income Date (if prior to the effective date of the GMIB);

     o the 31st calendar day following the Contract Anniversary immediately after the Annuitant's 85th birthday;

     o    the date you make a total withdrawal from the Contract;

     o upon your death (unless your spouse is your Beneficiary, elects to continue the Contract and is eligible for this benefit); or

     o    if the Owner is not a natural person, upon the death of the Annuitant.

Once elected, the GMIB cannot be terminated in any other way while your Contract is in force.

You have the option of taking the GMIB instead of the other income options described above. Your monthly income option payments will be calculated by applying the "GMIB Benefit Base" (described below) to the annuity rates in the table of guaranteed purchase rates attached to the GMIB endorsement. The only types of income payments available under the GMIB are life contingent fixed annuity income payments. The fixed annuity payment income options currently available are:

OPTION 1 - Life Income,

OPTION 2 - Joint and Survivor,

OPTION 3 - Life Annuity with 120 Monthly Periods Guaranteed, and

OPTION 4 - Joint and Survivor Life Annuity with 120 Monthly Periods Guaranteed.

No other income options will be available.

After the 10th Contract Anniversary or any subsequent Contract Anniversary, the Contract Owner must exercise this option prior to the Income Date. The GMIB may not be appropriate for Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of 10 Contract Years. Please consult a tax advisor on this and other matters of selecting income options.

The GMIB only applies to the determination of income payments under the income options specified above. It is not a guarantee of Contract Value or performance. This benefit does not enhance the amounts paid in partial withdrawals, surrenders or death benefits. If you surrender your Contract, you will not receive any benefit under this endorsement.

Both the amount of the GMIB and the quarterly charge for the GMIB (described above in the Charges section) are based upon an amount called the "GMIB BENEFIT BASE." The GMIB Benefit Base is the GREATER OF (A) OR (B), WHERE (A) IS THE ROLL-UP COMPONENT WHICH IS EQUAL TO:

     o    all premiums you have paid (net of any applicable premium taxes); PLUS

     o any Contract Enhancements credited on or before the business day the GMIB Benefit Base is being calculated; MINUS

     o    an adjustment  (described  below) for any  withdrawals  (including any
          applicable   charges  and  Excess   Interest   Adjustments   to  those
          withdrawals); MINUS

     o    annual  Contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based Contract charges due (other than the GMIB charge) under any optional endorsement; and MINUS

o        any taxes incurred, or chargeable under the Contract;


compounded at an annual interest rate of 5% (the interest rate is 6% if you purchased the Contract before May 3, 2004) from the date your Contract was issued until the earlier of the date the charge is assessed, the Annuitant's 80th birthday or the date the GMIB is exercised.


All adjustments for Premiums, Contract Enhancements, charges and taxes are made on the date of the applicable listed events and their transaction. All withdrawal adjustments are made at the end of the Contract Year and on the Exercise Date. For total withdrawals up to 5% of the Roll-Up Component as of the previous Contract Anniversary, the withdrawal adjustment is the dollar amount of the withdrawal (including any applicable charges and adjustments to such withdrawal). After processing any applicable dollar for dollar portion of the withdrawal, the withdrawal adjustment for total withdrawals in a Contract Year in excess of 5% of the Roll-Up Component as of the previous Contract Anniversary is the Roll-Up Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments to such withdrawal). Generally, the larger the withdrawal, the greater the impact on the GMIB Benefit Base. Please note also that when the Contract Value is greater than the Roll-Up Component, dollar for dollar withdrawals would result in a larger withdrawal adjustment than proportional withdrawals would. However, all withdrawals will be processed as described above, regardless of the level of the Contract Value.

For example the calculations for a Contract issued with an initial Premium payment of $10,000, the Guaranteed Minimum Income Benefit, and a 4% Contract Enhancement would be as follows. Assume the Owner takes a gross withdrawal during the Contract Year of $400, which is less than 5% of the Roll-Up Component as of the previous Contract Anniversary and therefore treated as a dollar-for-dollar withdrawal at the end of the Contract Year. The Roll-Up Component of the GMIB Benefit Base at the end of the year will be equal to the Premium and Contract Enhancement accumulated at 5% to the end of the year; less the annual Contract maintenance charge of $35 which is assessed on any Contract Anniversary when the Contract Value is less than $50,000; less the withdrawal adjustment of $400 made at the end of the year. The resulting Roll-Up Component is equal to ($10,000 + $400) x 1.05 - $35 - $400 = $10,485. This example does not take into account taxes.


For Contracts issued before October 4, 2004, withdrawal adjustments are made at the time of the withdrawal and reduce the Roll-Up Component of the Benefit Base in the same proportion as the reduction in Contract Value.


AND (B) IS THE GREATEST CONTRACT VALUE COMPONENT AND IS EQUAL TO:

     o the greatest Contract Value on any Contract Anniversary prior to the Annuitant's 81st birthday; MINUS

     o an adjustment (described below) for any withdrawals after that Contract Anniversary (including any applicable charges and Excess Interest Adjustments for those withdrawals); PLUS

     o any premiums paid (net of any applicable premium taxes) after that Contract Anniversary; MINUS

     o any annual Contract maintenance charge, transfer charge, and any applicable non-asset based charges due under any optional endorsement deducted after that Contract Anniversary; and MINUS

     o    any taxes deducted after that Contract Anniversary.

All of the applicable listed events and their adjustments are made on the date of the transaction. The withdrawal adjustment is the Greatest Contract Anniversary Value Component immediately prior to the withdrawal multiplied by the percentage reduction in the Contract Value attributable to the withdrawal (including any applicable charges and adjustments for such withdrawals).

Neither component of the GMIB Benefit Base will ever exceed:

     o 200% of premiums paid (net of any applicable premium taxes and excluding premiums paid in the 12 months prior to the date the GMIB is exercised); MINUS

     o    any withdrawals (including related charges and adjustments); MINUS

     o    annual  Contract  maintenance   charges,   transfer  charges  and  any
          applicable non-asset based charges due under any optional endorsement; and MINUS

     o    taxes incurred since that was issued.

The applicability of this limitation will be determined after the calculation of each component of the GMIB Benefit Base.

If you are the Annuitant under your Contract and your spouse continues the Contract after your death, your spouse will become the Annuitant and will continue to be eligible for the GMIB as long as he or she would have been eligible as an Annuitant when your Contract was issued and is age 84 or younger. If your spouse does not satisfy those criteria, then the GMIB will terminate and the charge for the GMIB discontinued. Similarly, if an Owner who is a natural person is not the Annuitant and the Annuitant dies, you (the Owner) may select a new Annuitant (who must be a person eligible to be an Annuitant on the Issue Date and is age 84 or younger). If the new Annuitant in that situation does not satisfy those criteria then the GMIB will terminate and the GMIB charge discontinued. In the event of joint Annuitants, the age of the youngest Annuitant will be used for all these determinations.

Among other requirements applicable to Contracts issued to entities/Owners, the use of multiple Contracts by related entities to avoid maximum premium limits is not permitted. Selection of the GMIB is subject to our administrative rules designed to assure its appropriate use. We may update these rules as necessary.


YOU MAY NOT ELECT BOTH THE GMIB AND A GMWB.


                                 DEATH BENEFIT


The Contract has a death benefit, namely the basic death benefit. Instead you may choose an optional death benefit for an additional charge, availability of which may vary by state. For more information about the availability of an optional death benefit in your state, please see the application, check with the registered representative helping you to purchase the Contract, or contact us at our Annuity Service Center. Our contact information is on the first page of this prospectus. There is an additional annual charge for each optional death benefit. The optional death benefits are only available upon application, and once chosen, cannot be canceled.

The death benefit paid to your Beneficiary upon your death is calculated as of the date we receive all required documentation which includes but is not limited to proof of death and a completed claim form from the Beneficiary of record (if there are multiple beneficiaries, we will calculate the death benefit when we receive this documentation from the first Beneficiary). The death benefit paid will be the basic death benefit unless you have selected the Earnings Protection Benefit and/or one of the other death benefit endorsements. If you have a guaranteed minimum death benefit, the amount by which the guaranteed minimum death benefit exceeds the account value will be put into your account as of the date we receive all required documentation from the Beneficiary of record and will be allocated among investment options according to the current allocation instructions on file for your account as of that date. Each Beneficiary will receive their portion of the remaining value, subject to market fluctuations, when their option election form is received at our Annuity Service Center Lansing, Michigan.


BASIC DEATH BENEFIT. If you die before moving to the income phase, the person you have chosen as your Beneficiary will receive a death benefit. If you have a joint Owner, the death benefit will be paid when the first joint Owner dies. The surviving joint Owner will be treated as the Beneficiary. Any other Beneficiary designated will be treated as a contingent Beneficiary. Only a spousal Beneficiary has the right to continue the Contract in force upon your death.

The death benefit equals the greater of:


     o your Contract Value on the date we receive all required documentation from your Beneficiary; or

     o the total premiums you have paid since your Contract was issued REDUCED FOR prior withdrawals (including any applicable charges and adjustments), in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued before October 4, 2004, the withdrawal adjustment is equal to the dollar amount of the withdrawal, and this component of the death benefit would be further reduced by any annual Contract maintenance charges, transfer charges, any applicable charges due under any optional endorsement and premium taxes.


EARNINGS PROTECTION BENEFIT. The Earnings Protection Benefit is an optional benefit that may increase the amount of the death benefit payable at your death. If you are 75 years of age or younger when your Contract is issued, you may elect the Earnings Protection Benefit when the Contract is issued.

If you are under the age of 70 when your Contract is issued and you elect the Earnings Protection Benefit then, the amount that will be added to the death benefit that is otherwise payable is 40% of the earnings in your Contract, subject to the limit described below.

If you are age 70 - 75 when your Contract is issued and you elect the Earnings Protection Benefit, the amount that will be added to the death benefit that is otherwise payable is 25% of the earnings in your Contract, subject to the limit described below.

For purposes of this benefit, we define EARNINGS as the amount by which the sum of your Contract Value exceeds the REMAINING PREMIUMS (premiums not previously withdrawn). For purposes of this calculation, your Indexed Fixed Option value will be the amount allocated to the Indexed Fixed Option accumulated at 3% annually and adjusted for any amounts cancelled or withdrawn for charges, deductions, withdrawals or any taxes due. If the earnings amount is negative, I.E., the total remaining premiums are greater than your Contract Value, no Earnings Protection Benefit will be paid. In determining the maximum amount of earnings on which we will calculate your Earnings Protection Benefit, earnings shall never exceed 250% of the remaining premiums, excluding remaining premiums paid in the 12 months prior to the date of your death (other than your initial premium if you die in the first Contract Year).

As described below, if your spouse exercises the Special Spousal Continuation Option upon your death, the Earnings Protection Benefit will be paid upon your death and your spouse may then discontinue the Earnings Protection Benefit. If your spouse fails to make such an election, the Earnings Protection Benefit will remain in force and upon your spouse's death we will pay an Earnings Protection Benefit if the Contract has accrued additional earnings since your death. In calculating that benefit, we will not take into consideration earnings accrued on or prior to the Continuation Date (as defined in "Special Spousal Continuation Option" below). In addition, the maximum earnings on which we calculate the Earnings Protection Benefit is 250% of the Contract Value after application of the Continuation Adjustment plus remaining premiums paid on or after the Continuation Date (excluding remaining premiums paid within 12 months of your spouse's death).

You must elect the Earnings Protection Benefit when you apply for your Contract. Once elected, the benefit may not be terminated. However, if the Contract is continued under the Special Spousal Continuation Option, your spouse may then elect to discontinue the Earnings Protection Benefit.

No Earnings Protection Benefit (other than a "Continuation Adjustment" described below in "Special Spousal Continuation") will be paid:

     o    if your Contract is in the income phase at the time of your death;

     o    if there are no earnings in your Contract; or

     o if your spouse exercises the Special Spousal Continuation Option (described below) and either

     o    is age 76 or older at the Continuation Date or

     o    elects to discontinue the Earnings Protection Benefit.

If you elect this benefit, we will deduct an additional annualized charge of ..30% of the average daily asset value of your allocations to the Investment Divisions during the accumulation phase of the Contract.

This charge continues if your spouse elects to continue the Contract under the Special Spousal Continuation Option unless your spouse elects to discontinue it. The Earnings Protection Benefit may not be available in your state. See your financial advisor for information regarding the availability of the Earnings Protection Benefit.


OPTIONAL DEATH BENEFITS. Several optional death benefits are available, in lieu of or in addition to any Earnings Protection Benefit, which are designed to protect your Contract Value from potentially poor investment performance, particularly with respect to the Investment Division, and the impact that poor investment performance could have on the amount of the basic death benefit.
Because there is an additional annual charge for each of these optional death benefits, and because you cannot change your selection, please be sure that you have read about and understand the Contract's basic death benefit before selecting an optional death benefit. Optional death benefits are not available, however, if you are 80 years old or older on the Contract's Issue Date. Besides, the older you are when your Contract is issued, the less advantageous it would be for you to select an optional death benefit. These optional death benefits are subject to our administrative rules to assure appropriate use, which administrative rules may be changed, as necessary.

Depending on the Issue Date of your Contract, the availability of an optional death benefit may have been different, and we may have referred to an optional death benefit by a different name (as noted below). Also depending on the Issue Date of your Contract, the definition of Net Premiums has changed because the adjustment has changed to which your premium payments are subject. "Net Premiums" are defined as your premium payments net of premium taxes, reduced by any withdrawals (including applicable charges and deductions) at the time of the withdrawal in the same proportion that the Contract Value was reduced on the date of the withdrawal. For Contracts issued before October 4, 2004, your premium payments are further reduced by the annual Contract maintenance charges, transfer charges, the charges for any optional benefit endorsements, and taxes. Also for Contracts issued before October 4, 2004, the withdrawal adjustment in
(b) is equal to the dollar amount of your withdrawals.

Amounts in (c) and (d) of the roll-up and combination death benefits are limited to 250% of your total Net Premiums. We will not permit you to use multiple Contracts to try to circumvent this limitation.

     5% ROLL-UP DEATH BENEFIT (5% COMPOUNDED DEATH BENEFIT), changes your basic death benefit to the greatest of:

     (a) your Contract Value on the date we receive all required documentation from your Beneficiary; or

     (b)  total Net Premiums since your Contract was issued; or

     (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

     (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum.

     However, the interest rate is 4% per annum if you are 70 years old or older on the Contract's Issue Date.

     4% ROLL-UP DEATH BENEFIT, changes your basic death benefit to the greatest of:

     (a) your Contract Value on the date we receive all required documentation from your

          Beneficiary; or

     (b)  total Net Premiums since the Issue Date of your Contract; or

     (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

     (d) your Contract Value at the end of your seventh Contract Year, PLUS your total Net Premiums since your seventh Contract Year, compounded at 4% per annum.

     However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

     HIGHEST ANNIVERSARY VALUE DEATH BENEFIT (MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT), changes your basic death benefit to the greatest of:

          (a)  your  Contract   Value  on  the  date  we  receive  all  required
               documentation from your Beneficiary; or



          (b)  total Net Premiums since your Contract was issued; or


          (c) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments) in proportion to the reduction in Contract Value at the time of the withdrawal, annual Contract maintenance charges, transfer charges, and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) and minus taxes deducted subsequent to that Contract Anniversary. All adjustments occur at the time of the transaction.

     COMBINATION  5%  ROLL-UP  AND  HIGHEST   ANNIVERSARY  VALUE  DEATH  BENEFIT
     (COMBINATION DEATH BENEFIT), changes your basic death benefit to the greatest of:

          (a)  your  Contract   Value  on  the  date  we  receive  all  required
               documentation from your Beneficiary; or

          (b)  total Net Premiums since your Contract was issued; or

          (c) total Net Premiums since your Contract was issued, compounded at 5% per annum; or

          (d) your Contract Value at the end of your seventh Contract year, PLUS your total Net Premiums since your seventh Contract year, compounded at 5% per annum; or

          (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments) in proportion to the reduction in Contract Value at the time of the withdrawal, annual contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) and minus taxes deducted subsequent to that Contract Anniversary). All adjustments occur at the time of the transaction.

     However, the interest rate is 4% if you are 70 years old or older on the Contract's Issue Date.


     COMBINATION 4% ROLL-UP AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, changes your basic death benefit to the greatest of:


          (a)  your  Contract   Value  on  the  date  we  receive  all  required
               documentation from your Beneficiary; or


          (b)  total Net Premiums since your Contract was issued; or


          (c) total Net Premiums since your Contract was issued, compounded at 4% per annum; or

          (d) your Contract Value at the end of your seventh Contract Year, PLUS your total Net Premiums since your seventh Contract Year, compounded at 4% per annum; or

          (e) your greatest Contract Value on any Contract Anniversary prior to your 81st birthday, REDUCED BY any withdrawals (including any applicable withdrawal charges and adjustments) in proportion to the reduction in Contract Value at the time of the withdrawal, annual Contract maintenance charges, transfer charges and any applicable charges due under any optional endorsement subsequent to that Contract Anniversary, PLUS any premiums paid (net of any applicable premium taxes) and minus taxes deducted subsequent to that Contract Anniversary). All adjustments occur at the time of the transaction.

     However, the interest rate is 3% per annum if you are 70 years old or older on the Contract's Issue Date. Also the interest rate is 3% per annum in some states, and accordingly, the interest rate is 2% per annum if you are 70 years or older on the Contract's Issue Date, having purchased this optional death benefit in such state.

PAYOUT OPTIONS. The basic death benefit and the optional death benefits, described below can be paid under one of the following payout options:

     o    single lump sum payment; or

     o    payment of entire death  benefit  within 5 years of the date of death;
          or

     o payment of the entire death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy; or payment of a portion of the death benefit under an income option over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy, with the balance of the death benefit payable to the Beneficiary.

Under these payout options, the Beneficiary may also elect to receive additional lump sums at any time. The receipt of any additional lump sums will reduce the future income payments to the Beneficiary.

Unless the Beneficiary chooses to receive the entire death benefit in a single sum, the Beneficiary must elect a payout option within the 60-day period beginning with the date we receive proof of death and payments must begin within one year of the date of death. If the Beneficiary chooses to receive some or all of the death benefit in a single sum and all the necessary requirements are met, we will pay the death benefit within seven days. If your Beneficiary is your spouse, he/she may elect to continue the Contract in his/her own name. The Special Spousal Continuation option is one way to continue your Contract. See "Special Spousal Continuation Option" below.

PRE-SELECTED PAYOUT OPTIONS. As Owner, you may also make a predetermined selection of the death benefit payout option if your death occurs before the Income Date. If this Pre-selected Death Benefit Option Election is in force at the time of your death, the payment of the death benefit may not be postponed, nor can the Contract be continued under any other provisions of this Contract. This restriction applies even if the Beneficiary is your spouse, unless such restriction is prohibited by the Internal Revenue Code. The Pre-selected Death Benefit Option may not be available in your state.


SPECIAL SPOUSAL CONTINUATION OPTION. If your spouse is the Beneficiary and elects to continue the Contract in his or her own name after your death, pursuant to the Special Spousal Continuation Option, no death benefit will be paid at that time. Instead, we will contribute to the Contract a CONTINUATION ADJUSTMENT, which is the amount by which the death benefit that would have been payable (including the Earnings Protection Benefit and Optional Death Benefit, if any) exceeds the Contract Value. We calculate this amount using the Contract Value and death benefit as of the date we receive completed forms and due proof of death from the Beneficiary of record and the spousal Beneficiary's written request to continue the Contract (the "CONTINUATION DATE"). We will add this amount to the Contract based on the current allocation instructions at the time of your death, subject to any minimum allocation restrictions, unless we receive other allocation instructions from your spouse. The Special Spousal Continuation Option may not be available in your state. See your financial advisor for information regarding the availability of the Special Spousal Continuation Option.

If you have Contract Values allocated to the Indexed Fixed Option on the Continuation Date, we will transfer your Indexed Fixed Option value to the one-year Fixed Account option. Once the transfer is completed, the Fixed Account may be subject to restrictions. Your spouse may then transfer this amount to any available Investment Division or Fixed Account options, but your spouse may not transfer this amount back into the Indexed Fixed Option. If your spouse subsequently withdraws any of the amount transferred, we may charge a withdrawal charge on any portion of the amount withdrawn attributable to premiums. We will base the withdrawal charge on the number of years since the premium originally was allocated to the Indexed Fixed Option. Contract Value may remain in the Indexed Fixed Option if your spouse continues the Contract other than under the Special Spousal Continuation Option. This means spousal continuation of the Contract does not include a Continuation Adjustment.

If your spouse continues the Contract in his/her own name under the Special Spousal Continuation Option, the new Contract Value will be considered the initial premium for purposes of determining any future death benefit including any Earnings Protection Benefit under the Contract. The age of the surviving spouse at the time of the continuation of the Contract will be used to determine all benefits under the Contract prospectively.

If your spouse elects to continue the Contract, your spouse, as new Owner, cannot terminate most of the optional benefits you elected. However, your spouse may then terminate the Earnings Protection Benefit and no further Earnings Protection Benefit charges will be deducted and no Earnings Protection Benefit will be paid upon your spouse's death. The Contract, and its optional benefits, remain the same, except as described above. Your spouse will also be subject to the same fees, charges and expenses under the Contract as you were.

UNLESS YOUR SPOUSE DISCONTINUES THE EARNINGS PROTECTION BENEFIT ON THE CONTINUATION DATE, CHARGES FOR THE BENEFIT WILL BE DEDUCTED EVEN THOUGH NO ENHANCED EARNINGS BENEFIT WILL APPLY IF YOUR SPOUSE IS 76 OR OLDER WHEN THE CONTRACT IS CONTINUED.


If you have elected the Pre-Selected Death Benefit Option the Contract cannot be continued under the Special Spousal Continuation Option, unless preventing continuation would be prohibited by the Internal Revenue Code. The Pre-Selected Death Benefit Option may not be available in your state.


DEATH OF OWNER ON OR AFTER THE INCOME DATE. If you or a joint Owner dies, and is not the Annuitant, on or after the Income Date, any remaining payments under the income option elected will continue at least as rapidly as under the method of distribution in effect at the date of death. If you die, the Beneficiary becomes the Owner. If the joint Owner dies, the surviving joint Owner, if any, will be the designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. A contingent Beneficiary is entitled to receive payment only after the Beneficiary dies.

DEATH OF ANNUITANT. If the Annuitant is not an Owner or joint Owner and the Annuitant dies before the Income Date, you can name a new Annuitant. If you do not name a new Annuitant within 30 days of the death of the Annuitant, you will become the Annuitant. However, if the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

If the Annuitant dies on or after the Income Date, any remaining guaranteed payment will be paid to the Beneficiary as provided for in the income option selected. Any remaining guaranteed payment will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

                                      TAXES

THE FOLLOWING IS ONLY GENERAL INFORMATION AND IS NOT INTENDED AS TAX ADVICE TO ANY INDIVIDUAL. ADDITIONAL TAX INFORMATION IS INCLUDED IN THE SAI. YOU SHOULD CONSULT YOUR OWN TAX ADVISER AS TO HOW THESE GENERAL RULES WILL APPLY TO YOU IF YOU PURCHASE A CONTRACT.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS. If you purchase your Contract as a part of a tax-qualified plan such as an Individual Retirement Annuity (IRA), Tax-Sheltered Annuity (sometimes referred to as a 403(b) Contract), or pension or profit-sharing plan (including a 401(k) Plan or H.R. 10 Plan) your Contract will be what is referred to as a QUALIFIED CONTRACT. Tax deferral under a tax-qualified Contract arises under the specific provisions of the Internal Revenue Code (Code) governing the tax-qualified plan, so a tax-qualified Contract should be purchased only for the features and benefits other than tax deferral that are available under a tax-qualified Contract, and not for the purpose of obtaining tax deferral. You should consult your own adviser regarding these features and benefits of the Contract prior to purchasing a tax-qualified Contract.

If you do not purchase your Contract as a part of any tax-qualified pension plan, specially sponsored program or an individual retirement annuity, your Contract will be what is referred to as a NON-QUALIFIED CONTRACT.

The amount of your tax liability on the earnings under and the amounts received from either a tax-qualified or a non-qualified Contract will vary depending on the specific tax rules applicable to your Contract and your particular circumstances.

NON-QUALIFIED CONTRACTS - GENERAL TAXATION. Increases in the value of a non-qualified Contract attributable to undistributed earnings are generally not taxable to the Contract Owner or the Annuitant until a distribution (either a withdrawal or an income payment) is made from the Contract. This tax deferral is generally not available under a non-qualified Contract owned by a non-natural person (e.g., a corporation or certain other entities other than a trust holding the Contract as an agent for a natural person). Loans based on a non-qualified Contract are treated as distributions.

NON-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. Any withdrawal from a non-qualified Contract is taxable as ordinary income to the extent it does not exceed the accumulated earnings under the Contract. A part of each income payment under a non-qualified Contract is generally treated as a non-taxable return of premium. The balance of each income payment is taxable as ordinary income. The amounts of the taxable and non-taxable portions of each income payment are determined based on the amount of the investment in the Contract and the length of the period over which income payments are to be made. Income payments received after all of your investment in the Contract is recovered are fully taxable as ordinary income. Additional information is provided in the SAI.

The Code also imposes a 10% penalty on certain taxable amounts received under a non-qualified Contract. This penalty tax will not apply to any amounts:

     o    paid on or after the date you reach age 59 1/2;

     o    paid to your Beneficiary after you die;

     o paid if you become totally disabled (as that term is defined in the Code);

     o paid in a series of substantially equal periodic payments made annually (or more frequently) for your life or for a period not exceeding your life expectancy or the life expectancy of a Beneficiary;

     o    paid under an immediate annuity; or

     o    which come from premiums made prior to August 14, 1982.

TAX-QUALIFIED CONTRACTS - WITHDRAWALS AND INCOME PAYMENTS. The Code imposes limits on loans, withdrawals, and income payments under tax-qualified Contracts. The Code also imposes minimum distribution requirements for tax-qualified Contracts and a 10% penalty on certain taxable amounts received prematurely under a tax-qualified Contract. These limits, required minimum distributions, tax penalties and the tax computation rules are summarized in the SAI. Any withdrawals under a tax-qualified Contract will be taxable except to the extent they are allocable to an investment in the Contract (any after-tax contributions). In most cases, there will be little or no investment in the Contract for a tax-qualified Contract because contributions will have been made on a pre-tax or tax-deductible basis.

WITHDRAWALS - TAX-SHELTERED ANNUITIES. The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement from Tax-Sheltered Annuities. Withdrawals can only be made when an Owner:

     o    reaches age 59 1/2;

     o    leaves his/her job;

     o    dies;

     o    becomes disabled (as that term is defined in the Code); or


     o experiences hardship. However, in the case of hardship, the Owner can only withdraw the premium and not any earnings.


WITHDRAWALS - ROTH IRAS. Subject to certain limitations, individuals may also purchase a type of non-deductible IRA annuity known as a Roth IRA annuity. Qualified distributions from Roth IRA annuities are entirely federal income tax free. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on account of the individual's death or disability, or as a qualified first-time home purchase, subject to $10,000 lifetime maximum, for the individual, or for a spouse, child, grandchild, or ancestor.

CONSTRUCTIVE WITHDRAWALS - INVESTMENT ADVISER FEES. Withdrawals from non-qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract. In a series of Private Letter Rulings, however, the Internal Revenue Service has held that the payment of investment adviser fees from a tax-qualified Contract need not be considered a distribution for income tax purposes. Under the facts in these Rulings:

     o there was a written agreement providing for payments of the fees solely from the annuity Contract,

     o    the Contract Owner had no liability for the fees, and

     o    the fees were paid solely from the annuity Contract to the adviser.

EXTENSION OF LATEST INCOME DATE. If you do not annuitize your Contract on or before the latest Income Date, it is possible that the IRS could challenge the status of your Contract as an annuity Contract for tax purposes. The result of such a challenge could be that you would be viewed as either constructively receiving the increase in the account value each year from the inception of the Contract or the entire increase in the account value would be taxable in the year you attain age 90. In either situation, you could realize taxable income even if the Contract proceeds are not distributed to you at that time. Accordingly, before purchasing a Contract, you should consult your tax advisor with respect to these issues.

DEATH BENEFITS. None of the death benefits paid under the Contract to the Beneficiary will be tax-exempt life insurance benefits. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL. The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

ASSIGNMENT. An assignment of your Contract will generally be a taxable event. Assignments of a tax-qualified Contract may also be limited by the Code and the Employee Retirement Income Security Act of 1974, as amended. These limits are summarized in the SAI. You should consult your tax adviser prior to making any assignment of your Contract.

DIVERSIFICATION. The Code provides that the underlying investments for a non-qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity Contract. We believe that the underlying investments are being managed so as to comply with these requirements.

OWNER CONTROL.  In a Revenue Ruling issued in 2003, the Internal Revenue Service
(IRS) considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the Contract Owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the Contract Owners to be treated as the Owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, Contract or agreement between the Contract Owner and Jackson National regarding the availability of a particular investment option and other than the Contract Owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts will be made by the insurance company or an advisor in its sole and absolute discretion.

The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas a Contract offers * Investment Divisions and * Fixed Accounts, although a Contract Owner can select no more than 18 Allocation Options at any one time. The second difference is that the Owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

The Revenue Ruling states that whether the Owner of a variable contract is to be treated as the Owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in the Revenue Ruling with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in the Revenue Ruling from applying to the Owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. We reserve the right to modify the Contract to the extent required to maintain favorable tax treatment.

                                OTHER INFORMATION

DOLLAR COST AVERAGING. If the amount allocated to the Investment Divisions plus the amount allocated to Fixed Accounts (other than the Indexed Fixed Option) is at least $15,000, you can arrange to have a regular amount of money periodically transferred automatically into the Investment Divisions and other Fixed Accounts from the one-year Fixed Account or any of the Investment Divisions. If the Fixed Accounts are not available or otherwise restricted, dollar cost averaging will be exclusively from the Investment Divisions. In the case of transfers from the one-year Fixed Accounts or Investment Divisions with a stable unit value to the Investment Divisions, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Investment Divisions may not result in lower average costs and such Investment Divisions may not be an appropriate source of dollar cost averaging transfers in volatile markets. Certain restrictions may apply.

DOLLAR COST AVERAGING PLUS (DCA+). DCA+ Fixed Accounts are "source accounts" designed for dollar cost averaging transfers to Investment Divisions or systematic transfers to other Fixed Accounts. DCA+ Fixed Accounts are credited with an enhanced interest rate. If a DCA+ Fixed Account is selected, monies in the DCA+ Fixed Accounts will be systematically transferred to the Investment Divisions or other Fixed Accounts chosen over the DCA+ term selected. You should consult your JNL representative with respect to the current availability of the Fixed Accounts and the availability of DCA+.

EARNINGS SWEEP. You can choose to move your earnings from the source accounts (only applicable from the one year Fixed Account Option, if currently available, and the Money Market Investment Division).

REBALANCING. You can arrange to have us automatically reallocate your Contract Value among Investment Divisions and the one-year Fixed Account (if currently available) periodically to maintain your selected allocation percentages. Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing Investment Divisions.

You may cancel a Dollar Cost Averaging, Earnings Sweep or Rebalancing program using whatever methods you use to change your allocation instructions.

FREE LOOK. You may return your Contract to the selling agent or us within ten days (or longer if required by your state) after receiving it. We will return

     o    the Contract Value, PLUS

     o any fees (other than asset-based fees) and expenses deducted from the premiums, MINUS

     o    any applicable Contract Enhancement recapture charges.


We will determine the Contract Value in the Investment Divisions as of the date we receive your Contract we receive the Contract or the date you return it to the selling agent. We will return premium payments where required by law. In some states, we are required to hold the premiums of a senior citizen in the Fixed Account during the free look period, unless we are specifically directed to allocate the premiums to the Investment Divisions. State laws vary; your free look rights will depend on the laws of the state in which you purchased the Contract.


ADVERTISING. From time to time, we may advertise several types of performance of the Investment Divisions.

     o TOTAL RETURN is the overall change in the value of an investment in an Investment Division over a given period of time.

     o STANDARDIZED AVERAGE ANNUAL TOTAL RETURN is calculated in accordance with SEC guidelines.

     o NON-STANDARDIZED TOTAL RETURN may be for periods other than those required by, or may otherwise differ from, standardized average annual total return. For example, if a Fund has been in existence longer than the Investment Division, we may show non-standardized performance for periods that begin on the inception date of the Fund, rather than the inception date of the Investment Division.

     o YIELD refers to the income generated by an investment over a given period of time.

Performance will be calculated by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. Performance will reflect the deduction of the mortality and expense risk and administration charges and may reflect the deduction of annual Contract maintenance and withdrawal charges, but will not reflect charges for optional features except in performance data used in sales materials that promote those optional features. The deduction of withdrawal charges and/or the charges for optional features would reduce the percentage increase or make greater any percentage decrease.

MARKET TIMING AND ASSET ALLOCATION SERVICES. Market timing and asset allocation services must comply with our administrative systems, rules and procedures. Prior to 2001 we required entities performing market timing and asset allocation services to enter into a market timing agreement, which set forth certain conditions intended to limit adverse impact on the other Contract Owners. We no longer require an agreement, as we limit such transfers, as described below and in the "Transfers" section of this prospectus. Because excessive trades in an underlying Fund can hurt the performance of the Fund and corresponding Investment Division and harm Contract Owners, we reserve the right to refuse any transfer requests from a market timing and asset allocation service or other non-Contract Owners that we believe will disadvantage the Fund or the Contract Owners.

Market timing or asset allocation services may conflict with transactions under JNL's dollar cost averaging program, earnings sweep program, automatic rebalancing program or systematic withdrawal program (the "Programs"). Accordingly, when JNL receives notice that you have authorized a market timing or asset allocation service to effect transactions on your behalf, JNL will automatically terminate your participation in any Program in which you are then enrolled, unless you authorize us in writing to continue your participation.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM (ORP). Contracts issued to participants in ORP contain restrictions required under the Texas Administrative Code. In accordance with those restrictions, a participant in ORP will not be permitted to make withdrawals prior to such participant's retirement, death, attainment of age 70 1/2 or termination of employment in a Texas public institution of higher education. The restrictions on withdrawal do not apply in the event a participant in ORP transfers the Contract Value to another approved Contract or vendor during the period of ORP participation. These requirements will apply to any other jurisdiction with comparable requirements.

MODIFICATION OF YOUR CONTRACT. Only our President, Vice President, Secretary or Assistant Secretary may approve a change to or waive a provision of your Contract. Any change or waiver must be in writing. We may change the terms of your Contract without your consent in order to comply with changes in applicable law, or otherwise as we deem necessary.

LEGAL PROCEEDINGS. Jackson National is a defendant in a number of civil proceedings substantially similar to other litigation brought against many life insurers alleging misconduct in the sale or administration of insurance products. These matters are sometimes referred to as market conduct litigation. The market conduct litigation currently pending against JNL asserts various theories of liability and purports to be filed on behalf of individuals or differing classes persons in the United States who purchased either life insurance or annuity products from JNL during periods ranging from 1981 to present. JNL has retained national and local counsel experienced in the handling of such litigation. To date, such litigation has either been resolved by Jackson National on a non-material basis, or is being vigorously defended. At this time, it is not feasible to make a meaningful estimate of the amount or range of loss that could result from an unfavorable outcome in such actions.


                                 PRIVACY POLICY

COLLECTION OF NONPUBLIC PERSONAL INFORMATION. We collect nonpublic personal information (financial and health) about you from some or all of the following sources:

     o    Information we receive from you on applications or other forms;

     o    Information about your transactions with us;

     o    Information we receive from a consumer reporting agency;

     o Information we obtain from others in the process of verifying information you provide us; and

     o Individually identifiable health information, such as your medical history, when you have applied for a life insurance policy.

DISCLOSURE OF CURRENT AND FORMER CUSTOMER NONPUBLIC PERSONAL INFORMATION. We WILL NOT DISCLOSE our current and former customers' nonpublic personal information to affiliated or nonaffiliated third parties, EXCEPT AS PERMITTED BY LAW. TO THE EXTENT PERMITTED BY LAW, WE MAY DISCLOSE to either affiliated or nonaffiliated third parties all of the nonpublic personal financial information that we collect about our customers, as described above.

In general, any disclosures to affiliated or nonaffiliated parties will be for the purpose of them providing services for us so that we may more efficiently administer your Contract and process the transactions and services you request. WE DO NOT SELL INFORMATION TO EITHER AFFILIATED OR NON-AFFILIATED PARTIES.

We also share customer name and address information with unaffiliated mailers to assist in the mailing of company newsletters and other Contract Owner communications. Our agreements with these third parties require them to use this information responsibly and restrict their ability to share this information with other parties.

We do not internally or externally share nonpublic personal health information other than, as permitted by law, to process transactions or to provide services that you have requested. These transactions or services include, but are not limited to, underwriting life insurance policies, obtaining reinsurance of life policies, and processing claims for waiver of premium, accelerated death benefits, terminal illness benefits or death benefits.

SECURITY TO PROTECT THE CONFIDENTIALITY OF NONPUBLIC PERSONAL INFORMATION. We HAVE SECURITY PRACTICES AND PROCEDURES in place to prevent unauthorized access to your nonpublic personal information. Our practices of safeguarding your information help protect against the criminal use of the information. Our employees are bound by a Code of Conduct requiring that all information be kept in strict confidence, and they are subject to disciplinary action for violation of the Code.

We RESTRICT ACCESS to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We MAINTAIN PHYSICAL, ELECTRONIC, AND PROCEDURAL SAFEGUARDS that comply with federal and state regulations to guard your nonpublic personal information.

                              TABLE OF CONTENTS OF
                     THE STATEMENT OF ADDITIONAL INFORMATION

General Information and History ..................................        2

Services .........................................................        2

Purchase of Securities Being Offered .............................        3

Underwriters .....................................................        3

Calculation of Performance .......................................        3

Additional Tax Information .......................................        5

Net Investment Factor ............................................       17

Financial Statements .............................................       19

Accumulation Unit Values .........................................      A-1

                                       A-1
                                   APPENDIX A

DOW JONES DOES NOT:

o Sponsor, endorse, sell or promote the JNL/Mellon Capital Management The DowSM 10 Fund.

o Recommend that any person invest in the JNL/Mellon Capital Management The DowSM 10 Fund or any other securities.

o Have any responsibility or liability for or make any decisions about the timing, amount or pricing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Have any responsibility or liability for the administration, management or marketing of the JNL/Mellon Capital Management The DowSM 10 Fund.

o Consider the needs of the JNL/Mellon Capital Management The DowSM 10 Fund, or the Owners of the JNL/Mellon Capital Management The DowSM 10 Fund, in determining, composing or calculating the DJIA or have any obligation to do so.

--------------------------------------------------------------------------------

DOW JONES WILL NOT HAVE ANY LIABILITY IN CONNECTION WITH THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND. SPECIFICALLY,

     o DOW JONES DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES DISCLAIMS ANY WARRANTY ABOUT:

          o THE RESULTS TO BE OBTAINED BY THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DJIA AND THE DATA INCLUDED IN THE DJIA;

          o    THE ACCURACY OR COMPLETENESS OF THE DJIA AND ITS DATA;

          o THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DJIA AND ITS DATA.

     o DOW JONES WILL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS IN THE DJIA OR ITS DATA.

     o UNDER NO CIRCUMSTANCES WILL DOW JONES BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES KNOWS THAT THEY MIGHT OCCUR.

THE LICENSING AGREEMENT BETWEEN JACKSON NATIONAL LIFE INSURANCE COMPANY AND DOW JONES IS SOLELY FOR THEIR BENEFIT AND NOT FOR THE BENEFIT OF THE OWNERS OF THE JNL/MELLON CAPITAL MANAGEMENT THE DOWSM 10 FUND OR ANY OTHER THIRD PARTIES.

--------------------------------------------------------------------------------


                                   APPENDIX B
---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 1
---------------------------------------------------------------------------------------------------------------------------------
                   100,000.00  : Premium
                        6.00%  : Withdrawal Charge Year 4
                        4.00%  : Contract Enhancement
                        2.50%  : Recapture Charge Year 4
                        5.50%  : Net Return

AT END OF YEAR 4
                   128,837.76  : Contract Value at end of year 4
                   100,000.00  : Net Withdrawal requested

                    28,837.76  : Earnings
                    77,772.94  : Premium withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    ---------
                   106,610.70  : Total Gross Withdrawal

                   106,610.70  : Total Gross Withdrawal
                    -4,666.38  : Withdrawal Charge
                    -1,944.32  : Recapture Charge
                   100,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------
JNL EXAMPLE 2
---------------------------------------------------------------------------------------------------------------------------------
                      10/1/01
                   100,000.00  : Premium
                        7.00%  : Withdrawal Charge Contribution Year 3
                        2.50%  : Recapture Charge Contribution Year 3
                      12/1/01
                   100,000.00  : Premium
                        8.00%  : Withdrawal Charge Contribution Year 2
                        4.00%  : Recapture Charge Contribution Year 2

                        4.00%  : Contract Enhancement
                        0.00%  : Net Return

                      11/1/03
                   208,000.00  : Contract Value
                   150,000.00  : Net Withdrawal Requested

                     8,000.00  : Earnings
                    12,000.00  : 10% Additional Free Withdrawal amount
                   100,000.00  : Premium 1 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                    44,886.36  : Premium 2 withdrawn (grossed up to account for Withdrawal Charge and Recapture Charge)
                   164,886.36  : Total Gross Withdrawal

                   164,886.36  : Total Gross Withdrawal
                    -7,000.00  : Withdrawal Charge from Premium 1
                    -2,500.00  : Recapture Charge from Premium 1
                    -3,590.91  : Withdrawal Charge from Premium 2
                    -1,795.45  : Recapture Charge from Premium 2
                   150,000.00  : Total Net Withdrawal
---------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP," OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, IN MAKING YOUR DECISION PLEASE CONSIDER THE RESULTS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED. THEY ALSO ASSUME THAT NO CHARGES OR ADJUSTMENTS WILL APPLY TO PARTIAL WITHDRAWALS.


EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $7,000, which is 7% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $10,500, which is your prior GAWA ($7,000) plus 7% of your additional Premium payment ($3,500).

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($7,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $93,000, which is your prior GWB ($100,000) minus the GAWA ($7,000).

     o Your GAWA for the next year remains $7,000, because you did not take more than the GAWA ($7,000).

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $6,300.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 7 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $2,100.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o After the "step-up", if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP."

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($7,000) as a withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $193,000, which is your prior GWB ($200,000) minus the withdrawal ($7,000). Your GAWA remains $14,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 14 additional years to deplete the new GWB.

8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $93,000, which is your prior GWB ($100,000) minus the withdrawal ($7,000). Your GAWA remains $7,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $193,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($13,510) and choose the greater amount ($13,510). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($14,000) and choose the greater amount ($14,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 7% of the new GWB, which is $12,950.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $7,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($7,000) to 7% of your new GWB ($12,950) and choose the greater amount ($12,950). This is your new GAWA. After the step-up, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.

                                  APPENDIX D

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP", OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 4% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.


EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB.


EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $6,000, which is your prior GAWA ($4,000) plus 4% of your additional Premium payment ($2,000) and the For Life Guarantee remains effective.


EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($4,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $96,000, which is your prior GWB ($100,000) minus the GAWA ($4,000).

     o Your GAWA for the next year remains $4,000, because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.


EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000. Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,600. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000. Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 15 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000. Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $1,200. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.


EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o After the "step-up", if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP".

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($4,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $196,000, which is your prior GWB ($200,000) minus the withdrawal ($4,000). Your GAWA remains $8,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.


8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $96,000, which is your prior GWB ($100,000) minus the withdrawal ($4,000). Your GAWA remains $4,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $196,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,840) and choose the greater amount ($7,840). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 25 years.

EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($8,000) and choose the greater amount ($8,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 4% of the new GWB, which is $7,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.
o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $4,000.

o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($4,000) to 4% of your new GWB ($7,400) and choose the greater amount ($7,400). This is your new GAWA. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 25 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take the GAWA ($4,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($4,000) from your Contract Value ($15,000). This equals $11,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($4,000) from your GWB ($0). This cannot be less than $0 so it is set to $0. Your GWB remains $0.

     o Your GAWA for the next year remains $4,000 because you did not take more than the GAWA ($4,000) and the For Life Guarantee remains effective.

                                  APPENDIX E

THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 4% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 4% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 4% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $4,000, which is 4% of your GWB. o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge ($850 for Perspective II).

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000. Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 4% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $3,400. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($3,400) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $76,600, which is your prior GWB ($80,000) minus the GAWA ($3,400).

     o Your GAWA for the next year remains $3,400, because you did not take more than the GAWA ($3,400).

     o    Your Contract Value after the withdrawal is $66,600.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge of $850.

                                   APPENDIX F

THESE EXAMPLES ARE PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE GWB AND GAWA VALUES ARE COMPUTED, AND HOW THEY MAY BE ALTERED BY VARIOUS EVENTS, INCLUDING SUBSEQUENT PREMIUM PAYMENTS, ELECTION OF THE "STEP-UP", OR PARTIAL WITHDRAWALS. THE EXAMPLES ONLY DEPICT LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

ALL OF THE FOLLOWING EXAMPLES ASSUME YOU SELECT THE 5% FOR LIFE GMWB WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

EXAMPLE 1:  AT ISSUE, THE GWB AND GAWA ARE DETERMINED.

     o Your Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB.

EXAMPLE 2:  SUBSEQUENT PREMIUM PAYMENT.

If you make an additional Premium payment of $50,000 before you make any withdrawals, then

     o Your GWB is $150,000, which is your prior GWB ($100,000) plus your additional Premium payment ($50,000).

     o Your GAWA is $7,500, which is your prior GAWA ($5,000) plus 5% of your additional Premium payment ($2,500) and the For Life Guarantee remains effective.

EXAMPLE 3:  WITHDRAWAL EQUAL TO THE GAWA.

If you take the GAWA ($5,000) as a withdrawal before the end of the first Contract Year, then

     o Your GWB becomes $95,000, which is your prior GWB ($100,000) minus the GAWA ($5,000).

     o Your GAWA for the next year remains $5,000, because you did not take more than the GAWA ($5,000) and the For Life Guarantee remains effective.

EXAMPLE 4: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA IS REDUCED AS A RESULT OF THE TRANSACTION.

If you withdraw $60,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($60,000) from your GWB ($100,000). This is $40,000.

     o    Your new GWB is $40,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($90,000) is more than the new GWB ($40,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 9 additional years to deplete the new GWB.

EXAMPLE 5: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS INCREASED DUE TO POSITIVE MARKET PERFORMANCE AND THE GAWA REMAINS UNCHANGED.

If you withdraw $40,000 and your Contract Value is $150,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($40,000) from your Contract Value ($150,000). This equals $110,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($40,000) from your GWB ($100,000). This is $60,000.

     o    Your new GWB is $60,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($110,000) is more than the new GWB ($60,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000, but since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 12 additional years to deplete the new GWB.


EXAMPLE 6: WITHDRAWAL GREATER THAN THE GAWA WHEN THE CONTRACT VALUE HAS DECREASED DUE TO NEGATIVE MARKET PERFORMANCE.

If you withdraw $50,000 and your Contract Value is $80,000 at the time of withdrawal, then

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($50,000) from your GWB ($100,000). This is $50,000.

     o Your new GWB becomes $30,000, since this is the lesser of the two amounts.

     o Since the Contract Value prior to the partial withdrawal ($80,000) is less than or equal to the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $1,500. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 7:  STEP-UP.

If you elect to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB, assuming you have made no withdrawals and your Contract Value at the time of step-up is $200,000, then

     o We recalculate your GWB to equal your Contract Value, which is $200,000.

     o We recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o After the "step-up," if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.

EXAMPLE 8: VALUES MAY DIFFER BASED ON THE ORDER OF YOUR ELECTIONS. THE FOLLOWING TWO EXAMPLES DEMONSTRATE THE DIFFERENT RESULTS IF YOU ELECT A "STEP-UP" PRIOR TO SUBMITTING A WITHDRAWAL REQUEST RATHER THAN MAKING THE WITHDRAWAL PRIOR TO A "STEP-UP".

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take the original GAWA ($5,000) as withdrawal, then

8A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $195,000, which is your prior GWB ($200,000) minus the withdrawal ($5,000). Your GAWA remains $10,000, because you did not take more than the GAWA.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.


8B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of less than or equal to the GAWA, your GWB becomes $95,000, which is your prior GWB ($100,000) minus the withdrawal ($5,000). Your GAWA remains $5,000, because you did not take more than the GAWA.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $195,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,750) and choose the greater amount ($9,750). This is your new GAWA.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB. If the For Life Guarantee remains effective, withdrawals of the GAWA could continue until the death of the Owner or the first of the Joint Owners, if any, even beyond 20 years.


EXAMPLE 9: THE FOLLOWING TWO EXAMPLES DEMONSTRATE THAT IN SOME CASES THE ORDER OF YOUR TRANSACTIONS WILL NOT IMPACT THE FINAL RESULTS.

If your Contract Value prior to any transactions is $200,000 and you wish to "step-up" your GMWB on a Contract Anniversary at least 5 years after electing the GMWB (assuming you have made no prior withdrawals) but also wish to take a withdrawal greater than the GAWA ($15,000), then

9A: STEP-UP FOLLOWED BY WITHDRAWAL.

     o Upon step-up, we recalculate your GWB to equal your Contract Value, which is $200,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($10,000) and choose the greater amount ($10,000). This is your new GAWA.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($15,000), which is $185,000. Since the Contract Value prior to the partial withdrawal ($200,000) is less than or equal to the GWB prior to the partial withdrawal ($200,000), the GAWA is reduced. The new GAWA is 5% of the new GWB, which is $9,250. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the withdrawal, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

9B: WITHDRAWAL FOLLOWED BY A STEP-UP.

     o Upon withdrawal of an amount greater than the GAWA, your GWB is the lesser of the Contract Value after the partial withdrawal ($185,000) or the prior GWB less the partial withdrawal ($85,000), which is $85,000. Since the Contract Value after the partial withdrawal ($185,000) is more than the new GWB ($85,000) and more than the GWB prior to the partial withdrawal ($100,000), the GAWA is unchanged. The GAWA remains $5,000.

     o Upon step-up, we recalculate your GWB to equal your Contract Value after the withdrawal, which is $185,000. We then recalculate your GAWA by comparing your GAWA before the step-up ($5,000) to 5% of your new GWB ($9,250) and choose the greater amount ($9,250). This is your new GAWA. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

     o After the step-up, if you took withdrawals of the GAWA, it would take 20 additional years to deplete the new GWB.

EXAMPLE 10:  WITHDRAWAL AFTER THE GWB HAS BEEN DEPLETED.

If your Contract Value is $15,000 and you take the GAWA ($5,000) as a withdrawal when the GWB has been depleted ($0), if the sum of the withdrawals you have taken did not exceed the GAWA in any contract year and the For Life Guarantee is fully effective, then:

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($5,000) from your Contract Value ($15,000). This equals $10,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($5,000) from your GWB ($0). This cannot be less than $0 so it is set to $0.

     o    Your GWB remains $0.

     o Your GAWA for the next year remains $5,000 because you did not take more than the GAWA ($5,000) and the For Life Guarantee remains effective.

                                   APPENDIX G

THIS EXAMPLE IS PROVIDED TO ASSIST YOU IN UNDERSTANDING HOW THE 5% FOR LIFE GMWB AND 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WOULD INTERACT WHEN ELECTED IN COMBINATION WITH ONE ANOTHER. THE EXAMPLE ONLY DEPICTS LIMITED CIRCUMSTANCES, AND SPECIFIC FACTUAL ASSUMPTIONS. THE RESULTS MAY VARY DEPENDING UPON THE TIMING OR SEQUENCE OF ACTIONS, AS WELL AS CHANGES IN MARKET CONDITIONS. IF YOU ARE CONTEMPLATING ELECTING THE 5% FOR LIFE GMWB, OR EXERCISING ANY RIGHTS THEREUNDER, PLEASE CONSIDER IN MAKING YOUR DECISIONS BASED ON THE SPECIFIC FACTS THAT APPLY TO YOU. THE FOR LIFE GUARANTEE PERMITS WITHDRAWALS OF THE GAWA FOR THE LONGER OF THE OWNER'S LIFE OR THE LIFE OF THE FIRST OF THE JOINT OWNERS TO DIE IF CONDITIONS FOR THE BENEFIT TO BE FULLY EFFECTIVE ARE SATISFIED.

THE FOLLOWING EXAMPLE ASSUMES YOU SELECT THE 5% FOR LIFE GMWB AND THE 20% ADDITIONAL FREE WITHDRAWAL BENEFIT WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000. NO OTHER OPTIONAL BENEFITS ARE SELECTED.

     o Your beginning Guaranteed Withdrawal Balance (GWB) is $100,000, which is your initial Premium payment.

     o Your beginning Guaranteed Annual Withdrawal Amount (GAWA) is $5,000, which is 5% of your GWB. o The maximum amount that you can withdraw free of a withdrawal charge is $20,000.

If you withdraw $20,000 at the end of the first Contract Year and your Contract Value is equal to $105,000 before the withdrawal, then

     o The entire amount withdrawn is free of withdrawal charges. If the 20% Additional Free Withdrawal benefit had not been elected, $10,000 of the withdrawal would have been subject to a withdrawal charge ($850 for Perspective II).

     o We recalculate your GWB by comparing the results of two calculations and choosing the lesser amount:

     o First, we deduct the amount of the withdrawal ($20,000) from your Contract Value ($105,000). This equals $85,000 and is your new Contract Value.

     o Second, we deduct the amount of the withdrawal ($20,000) from your GWB ($100,000). This is $80,000. Your new GWB is $80,000, since this is the lesser of the two amounts.

     o Since the Contract Value after the partial withdrawal ($85,000) is more than the new GWB ($80,000), but less than the GWB prior to the partial withdrawal ($100,000), the GAWA is reduced. The new GAWA is 5% of the greater of the Contract Value after the partial withdrawal or the new GWB, which is $4,250. Since the withdrawal is greater than the GAWA, the For Life Guarantee is null and void.

If you then withdraw your GAWA ($4,250) at the end of the fifth Contract Year and your Contract Value has decreased to $70,000 then

     o Your GWB becomes $75,750, which is your prior GWB ($80,000) minus the GAWA ($4,250).

     o Your GAWA for the next year remains $4,250, because you did not take more than the GAWA ($4,250).

     o    Your Contract Value after the withdrawal is $65,750.

If your Contract Value continues to experience negative or zero net growth and you continue to withdraw your GAWA each year until your GWB is depleted, the total amount you will have received is equal your original premium of $100,000. If you had not elected the 20% Additional Free Withdrawal Benefit, the total amount you would have received is $100,000 less the withdrawal charge of $850.

                                   APPENDIX H

ACCUMULATION UNIT VALUES [TO BE UPDATED BY AMENDMENT]

CONTRACT - M&E 1.00% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
BASE CONTRACT AND $1 MILLION PREMIUM ADMINISTRATIVE FEE WAIVER

The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

Effective February 18, 2004, Mellon Capital Management replaced Curian Capital LLC as the sub-adviser to the following divisions: JNL/Mellon Capital Management Enhanced S&P 500 Stock Index, JNL/Mellon Capital Management Consumer Brands Sector, JNL/Mellon Capital Management Communications Sector, JNL/Mellon Capital Management Financial Sector, JNL/Mellon Capital Management Energy Sector, JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector, JNL/Mellon Capital Management Technology Sector, JNL/Mellon Capital Management The DowSM 10, JNL/Mellon Capital Management S&P 500 Index, JNL/Mellon Capital Management S&P 400 MidCap Index, JNL/Mellon Capital Management Small Cap Index, JNL/Mellon Capital Management The S&P(R) 10, JNL/Mellon Capital Management Global 15, JNL/Mellon Capital Management 25, and JNL/Mellon Capital Management Select Small-Cap.

Effective May 3, 2004, Wellington Management Company LLP replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/Select Large Cap Growth and JNL/Select Global Growth. Also, effective May 3, 2004, Fidelity Management & Research Company replaced Janus Capital Management LLC as the sub-adviser to the following divisions: JNL/FMR Capital Growth and JNL/FMR Balanced.

Effective May 3, 2004 the following mergers took place among the divisions:
JNL/AIM Premier Equity II will be merged into JNL/AIM Large Cap Growth.

Effective May 3, 2004, the following division name change occurred: JNL/Salomon Brothers Global Bond was changed to JNL/Salomon Brothers Strategic Bond.

Effective October 4, 2004, Wellington Management Company LLP replaced PPM America, Inc. as the sub-adviser to the following divisions: JNL/Select Balanced, JNL/Select Money Market and JNL/Select Value.

Effective October 4, 2004, the following merger will take place among the divisions: JNL/PPM America High Yield Bond will be merged into JNL/Salomon Brothers High Yield Bond.

INVESTMENT DIVISIONS                                                               DECEMBER 31,    DECEMBER 31,
                                                                                       2003            2002
                                                                                       ----            ----

JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                               $15.15         N/A (f)
    End of period                                                                     $17.20         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 2,512         N/A (f)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                               $21.78         N/A (d)
    End of period                                                                     $24.55         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                 2,610         N/A (d)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                               $16.77         N/A (f)
    End of period                                                                     $18.69         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 1,922         N/A (f)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                $6.90         N/A (d)
    End of period                                                                      $7.73         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                 8,237         N/A (d)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                $6.22         N/A (b)
    End of period                                                                      $8.87         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                 8,019         N/A (b)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                               $11.30         N/A (f)
    End of period                                                                     $13.17         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 2,661         N/A (f)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                $8.85         N/A (c)
    End of period                                                                     $11.63         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                 5,828         N/A (c)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                                $8.86         N/A (c)
    End of period                                                                     $11.35         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                 6,909         N/A (c)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                $8.15         N/A (c)
    End of period                                                                      $9.76         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                31,111         N/A (c)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                $8.50         N/A (c)
    End of period                                                                     $11.47         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                 4,844         N/A (c)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                $8.20         N/A (f)
    End of period                                                                      $9.85         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 5,204         N/A (f)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                $7.69         N/A (d)
    End of period                                                                      $8.07         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                17,879         N/A (d)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                               $13.72         N/A (b)
    End of period                                                                     $13.88         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                 3,635         N/A (b)

JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                                               $12.67         N/A (d)
    End of period                                                                     $14.60         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                 8,970         N/A (d)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Putnam International Equity Division
Accumulation unit value:
    Beginning of period                                                               $10.43         N/A (d)
    End of period                                                                     $12.16         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                 5,447         N/A (d)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of the period                                                            N/A (a)        N/A (a)

JNL/Salomon Brothers High Yield Bond Division
  Accumulation unit value:
    Beginning of period                                                               $18.01         N/A (d)
    End of period                                                                     $18.29         N/A (d)
  Accumulation Units outstanding
  at the end of the period                                                             6,309         N/A (d)

JNL/Salomon Brothers Strategic Bond Division
  Accumulation unit value:
    Beginning of period                                                               $18.01         N/A (d)
    End of period                                                                     $18.29         N/A (d)
  Accumulation units outstanding
  at the end of the period                                                             6,309         N/A (d)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                               $22.35         N/A (f)
    End of period                                                                     $24.64         N/A (f)
  Accumulation units outstanding
  at the end of period                                                                 1,982         N/A (f)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                               $22.26         N/A (b)
    End of period                                                                     $29.77         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                 3,414         N/A (b)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                                $7.53         N/A (c)
    End of period                                                                      $9.67         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                91,838         N/A (c)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                                $7.65         N/A (c)
    End of period                                                                      $8.77         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                100,935        N/A (c)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                $7.19         N/A (c)
    End of period                                                                      $9.52         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                82,057         N/A (c)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                                $7.61         N/A (c)
    End of period                                                                     $10.17         N/A (c)
  Accumulation units outstanding
  at the end of period                                                                92,510         N/A (c)

JNL/Mellon Capital Management Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                               $13.74         N/A (d)
    End of period                                                                     $16.94         N/A (d)
  Accumulation units outstanding
  at the end of period                                                                53,679         N/A (d)

JNL/Mellon Capital Management NASDAQ(R) 25 Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Value Line(R) 15 Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management VIP Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management JNL 5 Division Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

(a) These Investment Divisions had not commenced operations.
(b) Commencement of operations April 25, 2003.
(c) Commencement of operations May 7, 2003.
(d) Commencement of operations June 11, 2003.
(e) Commencement of operations July 11, 2003.
(f) Commencement of operations July 14, 2003.

 ACCUMULATION UNIT VALUES
 CONTRACT - M&E 3.06% WITH THE FOLLOWING POSSIBLE COMBINATIONS OF BENEFITS:
 BASE CONTRACT, COMBINATION 5% AND HIGHEST ANNIVERSARY VALUE DEATH BENEFIT, 4% PREMIUM CREDIT, THREE-YEAR WITHDRAWAL CHARGE AND GMWB

 The following table shows Accumulation Unit values at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each division as of the end of the periods indicated. This information has been taken from the Separate Account's financial statements. This information should be read together with the Separate Account's financial statements and related notes which are in the SAI.

INVESTMENT DIVISIONS                                                                 DECEMBER 31,    DECEMBER 31,
                                                                                         2003            2002
                                                                                         ----            ----
JNL/AIM Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/AIM Small Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Alger Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Alliance Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management S&P 500 Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management S&P 400 MidCap Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Small Cap Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Bond Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management International Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Eagle Core Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Eagle SmallCap Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Select Large Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/FMR Balanced Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/FMR Capital Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/JPMorgan International Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Lazard Mid Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Lazard Small Cap Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Oppenheimer Global Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Oppenheimer Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/PIMCO Total Return Bond Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Select Balanced Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Select Money Market Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Select Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Putnam Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Putnam International Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Putnam Midcap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Putnam Value Equity Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of the period                                                             N/A (a)         N/A (a)

JNL/Salomon Brothers High Yield Bond Division
  Accumulation Unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation Units outstanding
  at the end of the period                                                             N/A (a)         N/A (a)

JNL/Salomon Brothers Strategic Bond Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of the period                                                             N/A (a)         N/A (a)

JNL/Salomon Brothers U.S. Government & Quality Bond Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/T. Rowe Price Established Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/T. Rowe Price Mid-Cap Growth Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/T. Rowe Price Value Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management The DowSM 10 Division
  Accumulation unit value:
    Beginning of period                                                                 $7.95          N/A (b)
    End of period                                                                       $8.81          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   592           N/A (b)

JNL/Mellon Capital Management The S&P(R) 10 Division
  Accumulation unit value:
    Beginning of period                                                                 $7.48          N/A (b)
    End of period                                                                       $7.99          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   630           N/A (b)

JNL/Mellon Capital Management Global 15 Division
  Accumulation unit value:
    Beginning of period                                                                 $8.13          N/A (b)
    End of period                                                                       $8.68          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   573           N/A (b)

JNL/Mellon Capital Management 25 Division
  Accumulation unit value:
    Beginning of period                                                                 $8.37          N/A (b)
    End of period                                                                       $9.27          N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   565           N/A (b)

JNL/Mellon Capital Management Select Small-Cap Division
  Accumulation unit value:
    Beginning of period                                                                 $15.53         N/A (b)
    End of period                                                                       $15.44         N/A (b)
  Accumulation units outstanding
  at the end of period                                                                   313           N/A (b)

JNL/Mellon Capital Management NASDAQ(R) 25 Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Value Line(R) 15 Division
  Accumulation unit value:
    Beginning of period                                                               N/A (a)        N/A (a)
    End of period                                                                     N/A (a)        N/A (a)
  Accumulation Units outstanding
  at the end of period                                                                N/A (a)        N/A (a)

JNL/Mellon Capital Management Communications Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Consumer Brands Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Energy Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Financial Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Pharmaceutical/Healthcare Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management Technology Sector Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management VIP Division
  Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

JNL/Mellon Capital Management JNL 5 Division Accumulation unit value:
    Beginning of period                                                                N/A (a)         N/A (a)
    End of period                                                                      N/A (a)         N/A (a)
  Accumulation units outstanding
  at the end of period                                                                 N/A (a)         N/A (a)

(a) These investment divisions had not commenced operations.
(b) Commencement of operations November 24, 2003.

All other accumulation unit value history can be found in the SAI.


------------------------------------------------------------------------------------------------------------------------------------
QUESTIONS:   If you have any questions about your Contract, you may contact us at:


ANNUITY SERVICE CENTER:                                   1 (800) 766-4683

         MAIL ADDRESS:                                    P.O. Box 378002, Denver, Colorado 80237-8002

         DELIVERY ADDRESS:                                8055 East Tufts Avenue, Second Floor, Denver,
                                                          Colorado 80237

INSTITUTIONAL MARKETING
GROUP SERVICE CENTER:                                     1 (800) 777-7779 (8 a.m. - 8 p.m., ET)
(for Contracts purchased through a bank
or another financial institution)

         MAIL ADDRESS:                                    P.O. Box 30386, Lansing, Michigan 48909-9692

         DELIVERY ADDRESS:                                1 Corporate Way, Lansing, Michigan 48951
                                                          Attn:  IMG

HOME OFFICE:                                              1 Corporate Way, Lansing, Michigan 48951

------------------------------------------------------------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION



                                 October 4, 2004




                          INDIVIDUAL AND GROUP DEFERRED
                      FIXED AND VARIABLE ANNUITY CONTRACTS
               ISSUED BY THE JACKSON NATIONAL SEPARATE ACCOUNT - I
                  OF JACKSON NATIONAL LIFE INSURANCE COMPANY(R)




This Statement of Additional Information (SAI) is not a prospectus. It contains information in addition to and more detailed than set forth in the Prospectus and should be read in conjunction with the Prospectus dated October 4, 2004. The Prospectus may be obtained from Jackson National Life Insurance Company by writing P.O. Box 378002, Denver, Colorado 80237-8002, or calling 1-800-766-4683.





                                TABLE OF CONTENTS
                                                                      PAGE

General Information and History.........................................2
Services................................................................2
Purchase of Securities Being Offered....................................3
Underwriters............................................................3
Calculation of Performance..............................................3
Additional Tax Information..............................................5
Net Investment Factor .................................................17
Financial Statements ..................................................19
Accumulation Unit Values .............................................A-1

GENERAL INFORMATION AND HISTORY

Jackson National Separate Account - I (Separate Account) is a separate investment account of Jackson National Life Insurance Company (Jackson National(R)). Jackson National is a wholly owned subsidiary of Brooke Life Insurance Company and is ultimately a wholly owned subsidiary of Prudential plc, London, England, a publicly traded life insurance company in the United Kingdom.

The JNL/Mellon Capital Management S&P Divisions and JNL/S&P Divisions are not sponsored, endorsed, sold or promoted by Standard & Poor's (S&P(R)), a division of The McGraw-Hill Companies, Inc. S&P makes no representation or warranty, express or implied, to the owners of the Divisions or any member of the public regarding the advisability of investing in securities generally or in the Divisions particularly or the ability of the S&P 500 Index and the S&P 400 Index to track general stock market performance. S&P's only relationship to the Separate Account (Licensee) is the licensing of certain trademarks and trade names of S&P and of the S&P 500(R) and S&P 400 Index which are determined, composed and calculated by S&P without regard to the Licensee or the Divisions. S&P has no obligation to take the needs of the Licensee or the owners of the Divisions into consideration in determining, composing or calculating the S&P 500 and S&P 400 Indexes. S&P is not responsible for and has not participated in the determination of the prices and amount of the Divisions or the timing of the issuance or sale of the Divisions or in the determination or calculation of the equation by which the Divisions are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Divisions.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND THE S&P INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE DIVISIONS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX AND S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX AND THE S&P 400 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Value Line Publishing, Inc.'s ("VLPI") only relationship to JNL is VLPI's licensing to JNL of certain VLPI trademarks and trade names and the Value Line
Timeliness Ranking System (the "System"), which is composed by VLPI without regard to JNL, this Product or any investor. VLPI has no obligation to take the needs of JNL or any investor in the Product into consideration in composing the System. The Product results may differ from the hypothetical or published results of the Value Line Timeliness Ranking System. VLPI is not responsible for and has not participated in the determination of the prices and composition of the Product or the timing of the issuance for sale of the Product or in the calculation of the equations by which the Product is to be converted into cash.

VLPI MAKES NO WARRANTY CONCERNING THE SYSTEM, EXPRESS OR IMPLIED, INCLUDING, BUT NOT LIMITED TO, ANY IMPLIED WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR ANY IMPLIED WARRANTIES ARISING FROM USAGE OF TRADE, COURSE OF DEALING OR COURSE OF PERFORMANCE, AND VLPI MAKES NO WARRANTY AS TO THE POTENTIAL PROFITS OR ANY OTHER BENEFITS THAT MAY BE ACHIEVED BY USING THE SYSTEM OR ANY INFORMATION OR MATERIALS GENERATED THEREFROM. VLPI DOES NOT WARRANT THAT THE SYSTEM WILL MEET ANY REQUIREMENTS OR THAT IT WILL BE ACCURATE OR ERROR-FREE. VLPI ALSO DOES NOT GUARANTEE ANY USES, INFORMATION, DATA OR OTHER RESULTS GENERATED FROM THE SYSTEM. VLPI HAS NO OBLIGATION OR LIABILITY (I) IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE PRODUCT; OR (II) FOR ANY LOSS, DAMAGE, COST OR EXPENSE SUFFERED OR INCURRED BY ANY INVESTOR OR OTHER PERSON OR ENTITY IN CONNECTION WITH THIS PRODUCT, AND IN NO EVENT SHALL VLPI BE LIABLE FOR ANY LOST PROFITS OR OTHER CONSEQUENTIAL, SPECIAL, PUNITIVE, INCIDENTAL, INDIRECT OR EXEMPLARY DAMAGES IN CONNECTION WITH THE PRODUCT.


SERVICES

Jackson National keeps the assets of the Separate Account. Jackson National holds all cash of the Separate Account and attends to the collection of proceeds of shares of the underlying Funds bought and sold by the Separate Account.

The financial statements of Jackson National Separate Account I and Jackson National Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of *, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. Jackson National Life Insurance Company's audit report refers to the adoption effective January 1, 2001, of Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Investments and Hedging Activities," and the adoption effective April 1, 2001, of the Emerging Issues Task Force Issue 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets." * is located at *.

Jorden Burt LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts described in the Prospectus.

PURCHASE OF SECURITIES BEING OFFERED

The Contracts will be sold by licensed insurance agents in states where the Contracts may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

UNDERWRITERS

The Contracts are offered continuously and are distributed by Jackson National Life Distributors, Inc. (JNLD), 8055 E. Tufts Avenue, Denver, Colorado 80237. JNLD is a subsidiary of Jackson National.

The aggregate  amount of underwriting  commissions paid to  broker/dealers  was:
$173,795,782 in 2003. The product was not available in 2000 and 2001. JNLD did not retain any portion of the commissions.

CALCULATION OF PERFORMANCE


When Jackson National advertises performance for an Investment Division (except the JNL/Select Money Market Division), we will include quotations of standardized average annual total return to facilitate comparison with standardized average annual total return advertised by other variable annuity separate accounts. Standardized average annual total return for an Investment Division will be shown for periods beginning on the date the Investment Division first invested in the corresponding Funds. We will calculate standardized average annual total return according to the standard methods prescribed by rules of the Securities and Exchange Commission.


Standardized average annual total return for a specific period is calculated by taking a hypothetical $1,000 investment in an Investment Division at the offering on the first day of the period ("initial investment") and computing the average annual compounded rate of return for the period that would equate the initial investment with the ending redeemable value ("redeemable value") of that investment at the end of the period, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of all recurring charges that are charged to all Contracts. The redeemable value also reflects the effect of any applicable withdrawal charge or other charge that may be imposed at the end of the period. No deduction is made for premium taxes that may be assessed by certain states.

Jackson National may also advertise non-standardized total return on an annualized and cumulative basis. Non-standardized total return may be for periods other than those required to be presented or may otherwise differ from standardized average annual total return. The Contract is designed for long-term investment; therefore, Jackson National believes that non-standardized total return that does not reflect the deduction of any applicable withdrawal charge may be useful to investors. Reflecting the deduction of the withdrawal charge decreases the level of performance advertised. Non-standardized total return may also assume a larger initial investment that more closely approximates the size of a typical Contract.

Standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both standardized average annual total return quotations and non-standardized total return quotations will be based on rolling calendar quarters and will cover at least periods of one, five, and ten years, or a period covering the time the Investment Division has been in existence, if it has not been in existence for one of the prescribed periods.

Quotations of standardized average annual total return and non-standardized total return are based upon historical earnings and will fluctuate. Any quotation of performance should not be considered a guarantee of future performance. Factors affecting the performance of an Investment Division and its corresponding Fund include general market conditions, operating expenses and investment management. An owner's withdrawal value upon surrender of a Contract may be more or less than its original cost.

Jackson National may advertise the current annualized yield for a 30-day period for an Investment Division. The annualized yield of an Investment Division refers to the income generated by the Investment Division over a specified 30-day period. Because this yield is annualized, the yield generated by an Investment Division during the 30-day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

Where:

      a   =    net  investment  income  earned  during the period by
               the Fund attributable to shares owned by the Investment Division.

      b   =    expenses  for the  Investment  Division  accrued  for
               the period (net of reimbursements).

      c   =    the  average  daily  number  of  accumulation   units
               outstanding during the period.

      d   =    the maximum offering price per  accumulation  unit on
               the last day of the period.

The maximum withdrawal charge is 8.5%.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Contracts.

Because of the charges and deductions imposed by the Separate Account, the yield for an Investment Division will be lower than the yield for the corresponding Funds. The yield on amounts held in the Investment Division normally will fluctuate over time. Therefore, the disclosed yield for any given period is not an indication or representation of future yields or rates of return. An Investment Division's actual yield will be affected by the types and quality of portfolio securities held by the Fund and the Fund operating expenses.



Any current yield quotations of the JNL/Select Money Market Division will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. We may advertise yield for the Division based on different time periods, but we will accompany it with a yield quotation based on a seven calendar day period. The JNL/Select Money Market Division's yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contracts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return and multiplying the base period return by (365/7). The JNL/Select Money Market Division's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current yield quotations of the Division.

The JNL/Select Money Market Division's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Investment Division determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitations described in the Fund's Prospectus or Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will be maintained for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that neither a Contract owner's investment in the JNL/Select Money Market Division nor that Division's investment in the JNL/Select Money Market Division is guaranteed or insured. Yields of other money market Funds may not be comparable if a different base or another method of calculation is used.


ADDITIONAL TAX INFORMATION

NOTE: INFORMATION CONTAINED HEREIN SHOULD NOT BE SUBSTITUTED FOR THE ADVICE OF A PERSONAL TAX ADVISER. JACKSON NATIONAL DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACTS. PURCHASERS BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "ANNUITY CONTRACTS" UNDER FEDERAL INCOME TAX LAWS. IT SHOULD BE FURTHER UNDERSTOOD THAT THE FOLLOWING DISCUSSION IS NOT EXHAUSTIVE AND THAT OTHER SPECIAL RULES MAY BE APPLICABLE IN CERTAIN SITUATIONS. MOREOVER, NO ATTEMPT HAS BEEN MADE TO CONSIDER ANY APPLICABLE STATE OR OTHER TAX LAWS OR TO COMPARE THE TAX TREATMENT OF THE CONTRACTS TO THE TAX TREATMENT OF ANY OTHER INVESTMENT.

GENERAL

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code"), governs taxation of annuities in general. An individual owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a withdrawal or as annuity payments under the annuity option elected. For a withdrawal received as a total surrender (total redemption or a death benefit), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For a payment received as a partial withdrawal from a non-qualified Contract, federal tax liability is generally determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the Contract is withdrawn. In the case of a partial withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable. For Contracts issued in connection with non-qualified plans, the cost basis is generally the premiums, while for Contracts issued in connection with tax-qualified plans there may be no cost basis. The taxable portion of a withdrawal is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. All annuity payments in excess of the exclusion amount are fully taxable at ordinary income rates.

The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the fixed or estimated number of years for which annuity payments are to be made. No exclusion is allowed with respect to any payments received after the investment in the Contract has been recovered (i.e., when the total of the excludable amounts equals the investment in the Contract). For certain types of tax-qualified plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code.

The taxable portion is taxed at ordinary income tax rates. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of distributions.

Jackson National is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from Jackson National and its operations form a part of Jackson National.

WITHHOLDING TAX ON DISTRIBUTIONS

The Code generally requires Jackson National (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a Contract. For "eligible rollover distributions" from Contracts issued under certain types of tax-qualified plans, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct transfer. This requirement is mandatory and cannot be waived by the owner.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a plan qualified under Section 401(a) or 403(a) of the Code, from a tax sheltered annuity qualified under Section 403(b) of the Code or an eligible deferred compensation plan of a state or local government under Section 457(b) (other than (1) a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee, and his or her designated beneficiary, or for a specified period of ten years or more; (2) minimum distributions required to be made under the Code; and (3) hardship withdrawals). Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a Contract other than eligible rollover distributions are also subject to withholding on the estimated taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming three withholding exemptions.

Generally, the amount of any payment of interest to a non-resident alien of the United States shall be subject to withholding of a tax equal to 30% of such amount or, if applicable, a lower treaty rate. A payment may not be subject to withholding where the recipient sufficiently establishes that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and such payment is included in the recipient's gross income.

DIVERSIFICATION -- SEPARATE ACCOUNT INVESTMENTS

Section 817(h) of the Code imposes certain asset diversification standards on variable annuity Contracts. The Code provides that a variable annuity Contract will not be treated as an annuity Contract for any period (and any subsequent period) for which the investments held in any segregated asset account underlying the Contract are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the Contract as an annuity Contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity Contracts, such as the Contracts, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued Regulations establishing diversification requirements for the mutual Funds underlying variable Contracts. These Regulations amplify the diversification requirements for variable Contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these Regulations, a mutual Fund will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the mutual Fund is represented by any one investment; (2) no more than 70% of the value of the total assets of the mutual Fund is represented by any two investments; (3) no more than 80% of the value of the total assets of the mutual Fund is represented by any three investments; and (4) no more than 90% of the value of the total assets of the mutual Fund is represented by any four investments.

Jackson National intends that each Fund of the JNL Series Trust will be managed by its respective investment adviser in such a manner as to comply with these diversification requirements.

At the time the Treasury Department issued the diversification Regulations, it did not provide guidance regarding the circumstances under which Contract owner control of the investments of a segregated asset account would cause the Contract owner to be treated as the owner of the assets of the segregated asset account. Revenue Ruling 2003-91 provides such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes.

Rev. Rul. 2003-91 considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under these variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under the contracts in Rev. Rul. 2003-91 there was no arrangement, plan, contract or agreement between the contract owner and the insurance company regarding the availability of a particular investment option and other than the contract owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Twelve investment options were available under the contracts in Rev. Rul. 2003-91 although the insurance company had the right to increase (but to no more than 20) or decrease the number of sub-accounts at any time. The contract owner was permitted to transfer amounts among the various investment options without limitation, subject to incurring fees for more than one transfer per 30-day period.

Like the contracts described in Rev. Rul. 2003-91, under the Contract there will be no arrangement, plan, contract or agreement between a Contract owner and Jackson National regarding the availability of a particular Allocation Option and other than the Contract owner's right to allocate premiums and transfer funds among the available Allocation Options, all investment decisions concerning the Allocation Options will be made by Jackson National or an advisor in its sole and absolute discretion. The Contract will differ from the contracts described in Rev. Rul. 2003-91 in two respects. The first difference is that the contracts described in Rev. Rul. 2003-91 provided only twelve investment options with the insurance company having the ability to add an additional eight options whereas the Contract offers 55 Investment Divisions and 7 Fixed Accounts although a Contract owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in Rev. Rul. 2003-91 could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract owner can make 15 transfers in any one year without a charge.

Rev. Rul. 2003-91 states that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. Jackson National does not believe that the differences between the Contract and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the number of investment transfers that can be made under the Contract without an additional charge should prevent the holding in Rev. Rul. 2003-91 from applying to the owner of a Contract. At this time, however, it cannot be determined whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Jackson National reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple annuity Contracts that are issued within a calendar year to the same Contract owner by one company or its affiliates are treated as one annuity Contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such multiple Contracts. For purposes of this rule, Contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one annuity Contract in any calendar year.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity Contract may be exchanged in a tax-free transaction for another annuity Contract. Historically, it was presumed that only the exchange of an entire Contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998, in CONWAY VS. COMMISSIONER, the Tax Court held that the direct transfer of a portion of an annuity Contract into another annuity Contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision that indicated it acquiesced in the Tax Court decision in CONWAY. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity Contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity Contract.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Under Section 72(u) of the Code, the investment earnings on premiums for Contracts will be taxed currently to the owner if the owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for a natural person nor to Contracts held by certain tax-qualified plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may have tax consequences. Any assignment or pledge of a tax-qualified Contract may also be prohibited by ERISA in some circumstances. Owners should, therefore, consult competent legal advisers should they wish to assign or pledge their Contracts.

An assignment or pledge of all or any portion of the value of a Non-Qualified Contract is treated under Section 72 of the Code as an amount not received as an annuity. The value of the Contract assigned or pledged that exceeds the aggregate premiums paid will be included in the individual's gross income. In addition, the amount included in the individual's gross income could also be subject to the 10% penalty tax discussed below under Non-Qualified Contracts.

An assignment or pledge of all or any portion of the value of a Qualified Contract will disqualify the Qualified Contract. If the Qualified Contract is part of a qualified pension or profit-sharing plan, the Code prohibits the assignment or alienation of benefits provided under the plan. If the Qualified Contract is an IRA annuity or a 403(b) annuity, the Code requires the Qualified Contract to be nontransferable. If the Qualified Contract is part of an eligible deferred compensation plan, amounts cannot be made available to plan participants or beneficiaries: (1) until the calendar year in which the participant attains age 70 1/2; (2) when the participant has a severance from employment; or (3) when the participant is faced with an unforeseeable emergency.

DEATH BENEFITS

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity Contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate or gift taxes may also apply.

IRS APPROVAL

The Contract and all death benefit riders attached thereto have been approved by the IRS for use as an Individual Retirement Annuity prototype.

TAX-QUALIFIED PLANS

The Contracts offered by the Prospectus are designed to be suitable for use under various types of tax-qualified plans. Taxation of owners of a tax-qualified Contract will vary based on the type of plan and the terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified Contract may be subject to the terms and conditions of the plan, regardless of the terms and conditions of the Contracts issued to fund the plan.

TAX TREATMENT OF WITHDRAWALS

NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity Contracts. It provides that if the Contract value exceeds the aggregate premiums made, any amount withdrawn not in the form of an annuity payment will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are included in a taxpayer's gross income. Section 72 further provides that a 10% penalty will apply to the income portion of any distribution. The penalty is not imposed on amounts received: (1) after the taxpayer reaches 59 1/2; (2) upon the death of the owner; (3) if the taxpayer is totally disabled as defined in Section 72(m)(7) of the Code; (4) in a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his beneficiary; (5) under an immediate annuity; or (6) which are allocable to premium payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

TAX-QUALIFIED CONTRACTS

In the case of a withdrawal under a tax-qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a tax-qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), individual retirement accounts and annuities under 408(a) and (b) (IRAs) and Roth IRAs under 408A. To the extent amounts are not included in gross income because they have been rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed.

The tax penalty will not apply to the following distributions: (1) if distribution is made on or after the date on which the owner or annuitant (as applicable) reaches age 59 1/2; (2) distributions following the death or disability of the owner or annuitant (as applicable) (for this purpose "disability" is defined in Section 72(m)(7) of the Code); (3) upon separation from service after attainment of age 55, distributions that are part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such owner or annuitant (as applicable) and his or her designated beneficiary; (4) distributions to an owner or annuitant (as applicable) who has separated from service after he has attained age 55; (5) distributions made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (6) distributions made to an alternate payee pursuant to a qualified domestic relations order; (7) distributions made on account of an IRS levy upon the qualified Contracts; (8) distributions from an IRA after separation from employment for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Contract owner or annuitant (as applicable) and his or her spouse and dependents if the Contract owner or annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Contract owner or annuitant (as applicable) has been re-employed for at least 60 days); (9) distributions from an IRA made to the owner or annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) (as applicable) for the taxable year; and (10) distributions from an IRA made to the owner or annuitant (as applicable) which are qualified first time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in items (4) and (6) above do not apply in the case of an IRA. The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service.

With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (in accordance with Section 403(b)(11) of the Code) are limited to the following: when the owner attains age 59 1/2, severs employment, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code), or in the case of hardship. Hardship withdrawals do not include any earnings on salary reduction contributions. These limitations on withdrawals apply to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or exchanges between certain tax-qualified plans. Tax penalties may also apply. While the foregoing limitations only apply to certain Contracts issued in connection with Section 403(b) plans, all owners should seek competent tax advice regarding any withdrawals or distributions.

The taxable portion of a withdrawal or distribution from tax-qualified Contracts may, under some circumstances, be "rolled over" into another eligible plan so as to continue to defer income tax on the taxable portion. Such treatment is available for an "eligible rollover distribution" made by certain types of plans (as described above under "Taxes - Withholding Tax on Distributions") that is transferred within 60 days of receipt into another eligible plan or an IRA. Plans making such eligible rollover distributions are also required, with some exceptions specified in the Code, to provide for a direct transfer of the distribution to the transferee plan designated by the recipient.

Amounts received from IRAs may also be rolled over into other IRAs or certain other plans, subject to limitations set forth in the Code.

Generally, distributions from a tax-qualified plan must commence no later than April 1 of the calendar year following the year in which the employee attains the later of age 70 1/2 or the date of retirement. In the case of an IRA, distributions must commence no later than April 1 of the calendar year following the year in which the owner attains age 70 1/2. Required distributions from defined contribution plans and IRAs are determined by dividing the account balance by the appropriate distribution period found in a uniform lifetime distribution table set forth in IRS regulations. If the sole beneficiary is the Contract holder's or employee's spouse and the spouse is more than 10 years younger than the employee, a longer distribution period measured by the joint life and last survivor expectancy of the Contract holder employee and spouse is permitted to be used. Distributions under a defined benefit plan or an annuity Contract must be paid in the form of periodic annuity payments for the employee's life (or the joint lives of the employee and beneficiary) or over a period certain that does not exceed the period under the uniform lifetime table for the employee's age in the year in which the annuity starting date occurs. If the required minimum distributions are not made, a 50% penalty tax on the amount not distributed is imposed on the individual.

Prior to the date that annuity payments begin under an annuity Contract, the required minimum distribution rules applicable to defined contribution plans and IRAs will be used. For this purpose, the entire interest under an annuity Contract is the account value under the Contract plus the actuarial value of any other benefits such as guaranteed death benefits that will be provided under the Contract. The IRS has announced that it is reconsidering this rule and that during its reconsideration, the rule is not effective. The IRS has further announced that if this rule, or a similar rule is adopted after its reconsideration, such rule will not come into effect before January 2004.

TYPES OF TAX-QUALIFIED PLANS

The Contracts offered herein are designed to be suitable for use under various types of tax-qualified plans. Taxation of participants in each tax-qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a tax-qualified plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into Jackson National's administrative procedures. Jackson National is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless Jackson National specifically consents to be bound. Owners, annuitants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

A tax-qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a tax-qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a tax-qualified plan. Following are general descriptions of the types of tax-qualified plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding tax-qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a tax-qualified plan.

Contracts issued pursuant to tax-qualified plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to tax-qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Tax-Qualified Contracts. (See "Tax Treatment of Withdrawals - Tax-Qualified Contracts" above.)

On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by Jackson National in connection with certain Tax-Qualified Plans will utilize tables that do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

         (a) Tax-Sheltered Annuities

         Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, non-discrimination and withdrawals. Employee loans are not allowed under these Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (b) Individual Retirement Annuities

         Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity" ("IRA annuity"). Under applicable limitations, certain amounts may be contributed to an IRA annuity that will be deductible from the individual's gross income. IRA annuities are subject to limitations on eligibility, contributions, transferability and distributions. Sales of IRA annuities are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as IRA annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (c) Roth IRA Annuities

         Section 408A of the Code provides that individuals may purchase a non-deductible IRA annuity, known as a Roth IRA annuity. Purchase payments for Roth IRA annuities are limited to a maximum of $2,000 per year and are not deductible from taxable income. The Economic Growth & Tax Relief Reconciliation Act of 2001 (the "Act") increases the maximum annual dollar limitation limit for IRA contributions (including Roth IRA contributions) from $2,000 to $3,000 for calendar years 2002 through 2004; $4,000 for calendar years 2005 through 2007; and $5,000 for 2008. After 2008, the limit will be adjusted annually for inflation in $500 increments. In addition, the Act allows individuals age 50 and older to make additional catch-up IRA contributions. The otherwise maximum contribution limit (before application of adjusted gross income phase-out limits) for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $500 for 2002 through 2005 and $1,000 for 2006 and later.

         Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation (increased as discussed above) continues to apply to all of a taxpayer's IRA annuity contributions, including Roth IRA annuities and non-Roth IRA annuities.

         Qualified distributions from Roth IRA annuities are free from federal income tax. A qualified distribution requires that the individual has held the Roth IRA annuity for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution that is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA annuity. The 10% penalty tax and the regular IRA annuity exceptions to the 10% penalty tax apply to taxable distributions from Roth IRA annuities.

         Amounts may be rolled over from one Roth IRA annuity to another Roth IRA annuity. Furthermore, an individual may make a rollover contribution from a non-Roth IRA annuity to a Roth IRA annuity, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA annuity being rolled over that would be included in income if the distributions were not rolled over. There are no similar limitations on rollovers from one Roth IRA annuity to another Roth IRA annuity.

         (d) Pension and Profit-Sharing Plans

         The Internal Revenue Code permits employers, including self-employed individuals, to establish various types of qualified retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, transferability of benefits, withdrawals and surrenders. Purchasers of Contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

         (e) Eligible Deferred Compensation Plans -- Section 457

         Under Code provisions, employees and independent Contractors performing services for state and local governments and other tax-exempt organizations may participate in eligible deferred compensation plans under Section 457 of the Code. The amounts deferred under a Plan that meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. As a general rule, the maximum amount that can be deferred in any one year is the lesser of 100% of the participant's includible compensation or the elective deferral limitation. The Act increases the dollar limit on deferrals to conform to the elective deferral limitation. The Act also increases the elective deferral limitation to $11,000 for 2002 and in $1,000 annual increments thereafter until it reaches $15,000 in 2006. The limit is indexed for inflation after that in $500 increments. The Act also increases the 33 1/3% of compensation limitation on deferrals to 100% of compensation. In addition, the Act allows individuals in eligible deferred compensation plans of state or local governments age 50 and older to make additional catch-up contributions. The otherwise maximum contribution limit for an individual who had celebrated his or her 50th birthday before the end of the tax year is increased by $1,000 for 2002 and by additional $1,000 increments through 2006, when the catch-up contribution will be $5,000. Catch-up contributions are also available for participants in qualified pension and profit-sharing plans and tax-sheltered annuities under Section 403(b) of the Code.

         In limited circumstances, the plan may provide for additional catch-up contributions in each of the last three years before normal retirement age. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

         All of the assets and income of an eligible deferred compensation plan established by a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity Contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Plan of a governmental employer if the Plan is not an eligible plan within the meaning of Section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.

         In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participant:

               o    attains age 70 1/2,

               o    severs employment,

               o    dies, or

               o suffers an unforeseeable financial emergency as defined in the regulations.

Under present federal tax law, amounts accumulated in a Plan of a tax-exempt (non-governmental) employer under Section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Plans under Section 457. Amounts accumulated in a Plan of a state or local government employer may be transferred or rolled over to another eligible deferred compensation plan of a state or local government, an IRA, a qualified pension or profit-sharing plan or a tax-sheltered annuity under Section 403(b) of the Code.

NET INVESTMENT FACTOR

The net investment factor is an index applied to measure the net investment performance of an Investment Division from one valuation date to the next. The net investment factor for any Investment Division for any valuation period during the accumulation and annuity phases is determined by dividing (a) by (b) and then subtracting (c) from the result where:

     (a)  is the net result of:

          (1) the net asset value of a Fund's share held in the Investment Division determined as of the valuation date at the end of the valuation period, plus

          (2) the per share amount of any dividend or other distribution declared by the Fund if the "ex-dividend" date occurs during the valuation period, plus or minus

          (3) a per share credit or charge with respect to any taxes paid or reserved for by Jackson National during the valuation period which are determined by Jackson National to be attributable to the operation of the Investment Division (no federal income taxes are applicable under present law);

     (b)  is the net  asset  value  of the  Fund  share  held in the  Investment
          Division determined as of the valuation date at the end of the preceding valuation period; and

     (c) is the asset charge factor determined by Jackson National for the valuation period to reflect the asset-based charges (the mortality and expense risk charge), administration charge, and any applicable charges for optional benefits.

Also see "Income Payments (The Income Phase)" in the Prospectus.

Since the net investment factor may be greater than, less than, or equal to one, and the factor that offsets the 3% investment rate assumed is slightly less than one, the value of an annuity unit (which changes with the product of that factor) and the net investment may increase, decrease or remain the same.


              ACCUMULATION UNIT VALUES [TO BE UPDATED BY AMENDMENT]

PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:
               (1)  Financial  statements  and  schedules  included  in  Part A:
                          Not Applicable

               (2) Financial statements and schedules included in Part B (TO BE FILED BY AMENDMENT):

                    Jackson National Separate Account - I:

                    Report of Independent Accountants
                    Statement of Assets and Liabilities as of
                         December 31, 2003
                    Statement of Operations for the Year Ended
                         December 31, 2003
                    Statement of Cash Flows for the Year Ended
                         December 31, 2003
                    Statement of Changes in Net Assets for the Years Ended
                         December 31, 2003, December 31, 2002 and
                         December 31, 2001
                    Notes to Financial Statements


                    Jackson National Life Insurance Company:

                    Report of Independent Accountants
                    Consolidated Balance Sheet as of December 31,
                         2003 and 2002
                    Consolidated Income Statement for the
                         years ended December 31, 2003, 2002, and 2001
                     Consolidated Statement of Stockholder's Equity and
                         Comprehensive Income for the years ended December 31, 2003, 2002, and 2001
                    Consolidated Statement of Cash flows for the
                         years ended December 31, 2003, 2002, and 2001
                    Notes to Consolidated Financial Statements

Item 24.(b)  Exhibits

Exhibit
No.             Description

1. Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated by reference to the Registrant's Post-Effective Amendment No. 9, filed on April 21, 1999 (File Nos. 33-82080 and 811-8664).

2.       Not Applicable

3.a. General Distributor Agreement dated May 24, 1995, incorporated by reference to the Registrant's Post-Effective Amendment Number 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).

3.b.     General Distributor Agreement dated June 30, 1998, attached hereto.

4.a.     Specimen of the Perspective II Fixed and Variable Annuity
         Contract, incorporated by reference to the Registrant's registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-
         8664).

b. Specimen of Tax Sheltered Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

c. Specimen of Retirement Plan Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

d. Specimen of Individual Retirement Annuity Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

e. Specimen of Roth IRA Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

f. Specimen of Earnings Protection Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

g. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

h. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

i. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

j. Specimen of 20% Additional Free Withdrawal Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

k. Specimen of Five-Year Withdrawal Charge Schedule Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

l. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

m. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

n. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

o. Specimen of 5% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

p. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

q. Specimen of Preselected Death Benefit Option Election Endorsement, incorporated by reference to the Registrant's Pre-Effective Amendment No. 1 filed on December 19, 2001 (File Nos. 333-70472 and 811-8664).

r. Specimen of Reduced Administration Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

s. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

t. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

u. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

v. Specimen of Guaranteed Minimum Withdrawal Benefit endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-8664).

w. Specimen of Fixed Account Options Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 4 filed on November 1, 2002 (File Nos. 333-70472 and 811-8664).

x. Specimen of Maximum Anniversary Value Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

y. Specimen of 5% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

z. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

aa. Specimen of 4% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

bb. Specimen of 3% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

cc. Specimen of 2% Contract Enhancement Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

dd. Specimen of 4% Compounded Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

ee. Specimen of Combination Death Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

ff. Specimen of 3 Year Withdrawal Charge Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

gg. Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-8664).

hh. Specimen of the Perspective II Fixed and Variable Annuity contract, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-8664).

ii. Specimen of the Perspective II Fixed and Variable Annuity contract, attached hereto.

jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto.

kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto.

ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto.

mm.      Specimen of 4% Roll-Up Death Benefit Endorsement, attached hereto.

nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, attached hereto.

oo.      Specimen of 5% Roll-Up Death Benefit Endorsement, attached hereto.

pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, attached hereto.

qq.      Specimen of Highest Anniversary Value Death Benefit, attached hereto.

rr.      Specimen of 5 Year Withdrawal Charge Schedule, attached hereto.

ss.      Specimen of 3 Year Withdrawal Charge Schedule, attached hereto.

5.a. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Registration Statement filed on September 28, 2001 (File Nos. 333-70472 and 811-8664).

b. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 5, filed on May 1, 2003 (File Nos. 333-70472 and 811-8664).

c. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 6 filed on June 11, 2003 (File Nos. 333-70472 and 811-8664).

d. Form of the Perspective II Fixed and Variable Annuity Application, incorporated by reference to the Registrant's Post-Effective Amendment No. 9 filed on February 27, 2004 (File Nos. 333-70472 and 811-8664).

e. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto.

6.a. Articles of Incorporation of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on April 30, 1996 (File Nos. 33-82080 and 811-8664).

b. By-laws of Depositor, incorporated by reference to the Registrant's Post-Effective Amendment No. 3, filed on
         April 30, 1996 (File Nos. 33-82080 and 811-8664).

7.a. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7, filed on August 11, 2003 (File Nos. 33-82080 and 811-8664).

b. Variable Annuity GMIB Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 7, filed on August 11, 2003 (File Nos. 33-82080 and 811-8664).

c. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, incorporated by reference to the Registrant's Post-Effective Amendment No. 8, filed on December 15, 2003 (File Nos. 33-82080 and 811-8664).

d. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, attached hereto.

8.       Not Applicable

9.       Opinion and Consent of Counsel, attached hereto.

10.      To be filed by amendment.

11.      Not Applicable

12.      Not Applicable

13. Computation of Performance, incorporated by reference to the Registrant's Post-Effective Amendment No. 17, filed on October 5, 2001 (File Nos. 33-82080 and 811-8664).

13.a.    Computation  of   Performance,   incorporated   by  reference  to  the
         Registrant's Post-Effective Amendment No. 1 filed on April 29, 2002 (File Nos. 333-70472 and 811-8664).

Item 25. Directors and Officers of the Depositor

         Name and Principal                 Positions and Offices
         Business Address                   with Depositor

         Richard D. Ash                     Vice President -
         1 Corporate Way                    Actuary & Appointed Actuary
         Lansing, MI 48951

         John B. Banez                      Vice President -
         1 Corporate Way                    Systems and Programming
         Lansing, MI 48951

         James Binder                       Vice President -
         1 Corporate Way                    Finance and Corporate Strategy
         Lansing, MI 48951

         John H. Brown                      Vice President - Government
         1 Corporate Way                    Relations
         Lansing, MI 48951

         Joseph Mark Clark                  Vice President -
         1 Corporate Way                    Policy Administration
         Lansing, MI 48951

         Marianne Clone                     Vice President - Administration
         1 Corporate Way
         Lansing, MI 48951

         James B. Croom                     Vice President &
         1 Corporate Way                    Deputy General Counsel
         Lansing, MI 48951

         Gerald W. Decius                   Vice President -
         1 Corporate Way                    Systems Application Coordinator
         Lansing, MI 48951

         Lisa C. Drake                      Senior Vice President & Chief
         1 Corporate Way                    Actuary
         Lansing, MI 48951

         Robert A. Fritts                   Senior Vice President &
         1 Corporate Way                    Controller - Financial
         Lansing, MI 48951                  Operations

         Victor A. Gallo                    Senior Vice President -
         1 Corporate Way                    Group Pension
         Lansing, MI 48951

         James D. Garrison                  Vice President - Tax
         1 Corporate Way
         Lansing, MI 48951

         Julia A. Goatley                   Assisant Secretary
         1 Corporate Way
         Lansing, MI 48951

         James Golembiewski                 Vice President - & Chief Compliance
         1 Corporate Way                    Officer for Separate Accounts
         Lansing, MI 48951

         Lou E. Hensley                     Vice President - Corporate
         1 Corporate Way                    Development
         Lansing, MI 48951

         Andrew B. Hopping                  Executive Vice President,
         1 Corporate Way                    Chief Financial Officer,
         Lansing, MI 48951                  Treasurer & Director

         Stephen A. Hrapkiewicz, Jr.        Senior Vice President - Human
         1 Corporate Way                    Resources
         Lansing, MI 48951

         Clifford J. Jack                   Executive Vice President and
         8055 E. Tufts Avenue               Chief Distribution Officer
         Suite 1000
         Denver, CO 80237

         Cheryl L. Johns                    Vice President - Life Division
         1 Corporate Way
         Lansing, MI 48951

         Timo P. Kokko                      Vice President - Support Services
         1 Corporate Way
         Lansing, MI 48951

         Everett W. Kunzelman               Vice President - Underwriting
         1 Corporate Way
         Lansing, MI 48951

         Lynn W. Lopes                      Vice President - Group Pension
         1 Corporate Way
         Lansing, MI 48951

         Clark P. Manning                   President & Chief Executive Officer
         1 Corporate Way                    & Director
         Lansing, MI 48951

         Thomas J. Meyer                    Senior Vice President,
         1 Corporate Way                    General Counsel & Secretary
         Lansing, MI 48951

         Keith R. Moore                     Vice President - Technology
         1 Corporate Way
         Lansing, MI 48951

         Jacky Morin                        Vice President - Group Pension
         1 Corporate Way
         Lansing, MI 48951

         P. Chad Myers                      Senior Vice President - Asset/
         1 Corporate Way                    Liability Management
         Lansing, MI 48951

         J. George Napoles                  Executive Vice President &
         1 Corporate Way                    Chief Administration Officer
         Lansing, MI 48951

         Mark D. Nerud                      Vice President - Fund
         225 W. Wacker Drive                Accounting and Administration
         Suite 1200
         Chicago, IL 60606

         Russell E. Peck                    Vice President & Assistant
         1 Corporate Way                    Controller - Financial Reporting
         Lansing, MI 48951

         Bradley J. Powell                  Vice President - Institutional
         210 Interstate North Parkway       Marketing Group
         Suite 401
         Atlanta, GA 30339-2120

         Laura L. Prieskorn                 Vice President - Model Office
         1 Corporate Way
         Lansing, Michigan 48951

         James B. Quinn                     Vice President - Broker
         1 Corporate Way                    Management
         Lansing, MI 48951

         James R. Sopha                     Executive Vice President -
         1 Corporate Way                    Corporate Development
         Lansing, MI 48951

         Robert M. Tucker, Jr.              Vice President - Regional IT
         1 Corporate Way
         Lansing, MI 48951

         Michael A. Wells                   Chief Operating Officer
         401 Wilshire Boulevard             & Director
         Suite 1200
         Santa Monica, CA 90401

         Karen S. Weidman                   Vice President - Denver Service
         8055 E. Tufts Avenue               Center
         Suite 1000
         Denver, CO 80237

Item 26.  Persons Controlled by or Under Common Control with the
          Depositor or Registrant.

           Company             State of Organization          Control/Ownership           Business Principal

Alaiedon, LLC                   Michigan                     100% Hermitage
                                                             Management LLC

Alcona Funding LLC              Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Berrien Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Brooke Finance Corporation      Delaware                     100% Brooke Holdings, Inc.   Finance Company

Brooke Holdings, Inc.           Delaware                     100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Brooke Holdings (UK) Limited    United Kingdom               100% Holborn Delaware        Holding Company Activities
                                                             Corporation

Brooke Investment, Inc.         Delaware                     100% Brooke Holdings, Inc.   Investment Related Company

Brooke Life Insurance Company   Michigan                     100% Brooke Holdings, Inc.   Life Insurance

Brooke (Jersey) Limited         United Kingdom               100% Prudential One Limited  Holding Company Activities

Calhoun Funding LLC             Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

Crescent Telephone              Delaware                     100% Jackson National Life   Telecommunications
                                                             Insurance Company

Curian Capital, LLC             Michigan                     100% Jackson National Life   Registered Investment
                                                             Insurance Company            Advisor

GCI Holding Corporation         Delaware                     70% Jackson National Life    Holding Company Activities
                                                             Insurance Company

Gloucester Holdings             Delaware                     100% Jackson National Life   Adhesives
                                                             Insurance Company

GS28 Limited                    United Kingdom               100% Brooke Holdings (UK)    Holding Company Activities
                                                             Limited

Hermitage Management, LLC       Michigan                     100% Jackson National Life   Advertising Agency
                                                             Company Insurance

Holborn Delaware Corporation    Delaware                     100% Prudential Four         Holding Company Activities
                                                             Limited

Holliston Mills                 Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

Industrial Coatings Group       Delaware                     70% Jackson National Life    Textile Mfg.
                                                             Insurance Company

IFC Holdings, Inc.              Delaware                     100% National Planning       Broker/Dealer
                                                             Holdings Inc.

Investment Centers of America   Delaware                     100% IFC Holdings, Inc.      Broker/Dealer

Jackson Federal Bank            USA                          100% Jackson National        Savings & Loan
                                                             Life Insurance Company

JNL Investors Series Trust      Massachusetts                100% Jackson National        Investment Company
                                                             Life Insurance Company

Jackson National Asset          Michigan                     100% Jackson National Life   Investment Adviser and
Management, LLC                                              Insurance Company            Transfer Agent

Jackson National Life           Bermuda                      100% Jackson National        Life Insurance
(Bermuda) Ltd.                                               Life Insurance Company

Jackson National Life           Delaware                     100% Jackson National Life   Advertising/Marketing
Distributors, Inc.                                           Insurance Company            Corporation and
                                                                                          Broker/Dealer

Jackson National Life           New York                     100% Jackson National Life   Life Insurance
Insurance Company of New York                                Insurance Company

JNLI LLC                        Delaware                     100% Jackson National Life   Tuscany Notes
                                                             Insurance Company

JNL Securities, LLC             Michigan                     100% Curian Capital, LLC     Broker/Dealer and
                                                                                          Insurance Agency

JNL Series Trust                Massachusetts                Common Law Trust with        Investment Company
                                                             contractual association
                                                             with Jackson National Life
                                                             Insurance Company of New
                                                             York

JNL Variable Fund LLC           Delaware                     100% Jackson National        Investment Company
                                                             Separate Account - I

JNL Variable Fund III LLC       Delaware                     100% Jackson National        Investment Company
                                                             Separate Account III

JNL Variable Fund IV LLC        Delaware                     100% Jackson National        Investment Company
                                                             Separate Account IV

JNL Variable Fund V LLC         Delaware                     100% Jackson National        Investment Company
                                                             Separate Account V

JNLNY Variable Fund I LLC       Delaware                     100% JNLNY Separate          Investment Company
                                                             Account I

JNLNY Variable Fund II LLC      Delaware                     100% JNLNY Separate          Investment Company
                                                             Account II

LePages Management Company, LP  Delaware                     50% LePages MC, LLC

LePages MC, LLC                 Delaware                     100% PPM Management, Inc.

National Planning Corporation   Delaware                     100% National Planning       Broker/Dealer and
                                                             Holdings, Inc.               Investment Adviser

National Planning Holdings,     Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities
Inc.

Piedmont Funding LLC            Delaware                     100% Jackson National Life   Investment Related
                                                             Insurance Company            Company

PPM Holdings, Inc.              Delaware                     100% Brooke Holdings, Inc.   Holding Company Activities

Prudential plc                  United Kingdom               Publicly Traded              Financial Institution

Prudential One Limited          United Kingdom               100% Prudential plc          Holding Company Activities

Prudential Two Limited          United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Three Limited        United Kingdom               100% Prudential One Limited  Holding Company Activities

Prudential Four Limited         United Kingdom               80% Prudential One Limited,  Holding Company Activities
                                                             10% Prudential Two Limited,
                                                             10% Prudential Three
                                                             Limited

SII Investments, Inc.           Wisconsin                    100% National Planning       Broker/Dealer
                                                             Holdings, Inc.


Item 27. Number of Contract Owners as of June 28, 2004.

                  Non-Qualified - 29,157
                  Qualified - 35,506

Item 28.  Indemnification

     Provision is made in the Company's Amended By-Laws for indemnification by the Company of any person who was or is a party or is threatened to be made a party to a civil, criminal, administrative or investigative action by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceedings, to the extent and under the circumstances permitted by the General Corporation Law of the State of Michigan.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) Jackson National Life Distributors, Inc. acts as general distributor for the Jackson National Separate Account - I. Jackson National Life Distributors, Inc. also acts as general distributor for the Jackson National Separate Account III, the Jackson National Separate Account V, the JNLNY Separate Account I and the JNLNY Separate Account II.

     (b) Directors and Officers of Jackson National Life Distributors, Inc.:

Name and                           Positions and Offices
Business Address                   with Underwriter
----------------                   ----------------

Michael A. Wells                   Director
401 Wilshire Blvd.
Suite 1200
Santa Monica, CA 90401

Andrew B. Hopping                  Director and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Clifford J. Jack                   President and Chief Executive Officer
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Nikhil Advani                      Vice President - Product Management
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Stephen M. Ash                     Vice President - Finance
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Michael Bell                       Senior Vice President and Chief Legal Officer
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Kristen (West) Billows             Vice President - Fixed Annuities Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

William Britt                      Vice President - Market Planning and
8055 E. Tufts Avenue               Analysis
Suite 1100
Denver, CO 80237

Tori Bullen                        Vice President - Institutional Marketing
210 Interstate North Parkway       Group
Suite 401
Atlanta, GA 30339-2120

Doug Campbell                      Senior Vice President and National Sales
8055 E. Tufts Avenue               Director
Suite 1100
Denver, CO 80237

Maura Collins                      Vice Presdent - Regulatory Accounting and
8055 E. Tufts Avenue               Special Projects
Suite 1100
Denver, CO 80237

Robert DeChellis                   Executive Vice President - National Sales
8055 E. Tufts Avenue               Manager
Suite 1000
Denver, CO 80237

Anthony L. Dowling                 Assistant Vice President and
8055 E. Tufts Avenue               Chief Compliance Officer
Suite 1100
Denver, CO 80237

Joseph D. Emanuel                  Executive Vice President
8055 E. Tufts Avenue
Suite 1000
Denver, CO 80237

Steve Goldberg                     Vice President - Guaranteed Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

Luis Gomez                         Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Thomas Hurley                      Vice President - Market Research
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

John Kawauchi                      Senior Vice President - Marketing
8055 E. Tufts Avenue               and Corporate Communications
Suite 1100
Denver, CO 80237

Steve Kluever                      Vice President - Variable Product
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

David R. Lilien                    Senior Vice President - National Sales
8055 E. Tufts Avenue               Development
Suite 1100
Denver, CO 80237

James Livingston                   Senior Vice President - Product Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Susan McClure                      Vice President - Business Development and
8055 E. Tufts Avenue               Chief of Staff
Suite 1100
Denver, CO 80237

Thomas J. Meyer                    Secretary
1 Corporate Way
Lansing, MI 48951

Michael Nicola                     Senior Vice President - Strategic
8055 E. Tufts Avenue               Relationships
Suite 1100
Denver, CO 80237

Bradley J. Powell                  Executive Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Peter Radloff                      Vice President - Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Gregory B. Salsbury                Executive Vice President
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Marilynn Scherer                   Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Greg Smith                         Senior Vice President - Project Management/
8055 E. Tufts Avenue               Business Solutions
Suite 1100
Denver, CO 80237

David Sprague                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Daniel Starishevsky                Vice President - Variable Annuity Marketing
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Doug Townsend                      Vice President, Controller and FinOp
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Ray Trueblood                      Vice President - National Sales Development
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

Phil Wright                        Vice President - Communications
8055 E. Tufts Avenue
Suite 1100
Denver, CO 80237

         (c)


                      Net Under-     Compensation
                      writing        on
                      Discounts      Redemption
Name of Principal     and            or Annuiti-       Brokerage
Underwriter           Commissions    zation           Commissions   Compensation
-----------           -----------    -------          -----------   ------------

Jackson
National Life          Not            Not             Not           Not
Distributors, Inc.     Applicable     Applicable      Applicable    Applicable

Item 30. Location of Accounts and Records

                  Jackson National Life Insurance Company
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  Institutional Marketing Group Service Center
                  1 Corporate Way
                  Lansing, Michigan 48951

                  Jackson National Life Insurance Company
                  8055 East Tufts Ave., Second Floor
                  Denver, Colorado 80237

                  Jackson National Life Insurance Company
                  225 West Wacker Drive, Suite 1200
                  Chicago, IL  60606

Item 31. Management Services

          Not Applicable

Item 32. Undertakings and Representations

               a. Jackson National Life Insurance Company hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
          (16) months old for so long as payment under the variable annuity contracts may be accepted.

               b. Jackson National Life Insurance Company hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

               c. Jackson National Life Insurance Company hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

               d. Jackson National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company.

               e. The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b)of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon,and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS
          Section 403(b)(11).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(a) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 21st day of July, 2004.

                           Jackson National Separate Account - I
                                  (Registrant)

                           By:  Jackson National Life Insurance Company

                           By: /s/ Thomas J. Meyer*
                               -------------------------------------------
                                    Andrew B. Hopping
                                    Executive Vice President -
                                    Chief Financial Officer and Director

                           Jackson National Life Insurance Company
                                    (Depositor)

                           By: /s/ Thomas J. Meyer*
                               -------------------------------------------
                                     Andrew B. Hopping
                                     Executive Vice President -
                                     Chief Financial Officer and Director

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Thomas J. Meyer*
-----------------------------------                            July 21, 2004
Clark P. Manning, President, Chief                             -----------------
Executive Officer and Director

/s/ Thomas J. Meyer*
-----------------------------------                            July 21, 2004
Michael A. Wells, Director                                     -----------------

/s/ Thomas J. Meyer*
-----------------------------------                            July 21, 2004
Andrew B. Hopping, Executive Vice President -                  -----------------
Chief Financial Officer and Director

/s/ Thomas J. Meyer*
-----------------------------------                            July 21, 2004
Robert A. Fritts, Vice President                               -----------------
and Comptroller - Financial Operations


* Thomas J. Meyer, Senior Vice President, Secretary,
General Counsel and Attorney-in-Fact

                                POWER OF ATTORNEY

     KNOW ALL MEN BY THESE PRESENTS, that each of the undersigned as a director and/or officer of JACKSON NATIONAL LIFE INSURANCE COMPANY (the Depositor), a Michigan corporation, hereby appoints Andrew B. Hopping, Thomas J. Meyer and Clark P. Manning (with full power to each of them to act alone) his attorney-in-fact and agent, each with full power of substitution and resubstitution, for and in his name, place and stead, in any and all capacities, to execute, deliver and file in the names of the undersigned, any of the documents referred to below relating to the registration statement on Form N-4, under the Investment Company Act of 1940, as amended, and under the Securities Act of 1933, as amended, covering the registration of a Variable Annuity Contract issued by Jackson National Separate Account - I (the Registrant), including the initial registration statements, any amendment or amendments thereto, with all exhibits and any and all documents required to be filed with respect thereto with any regulatory authority. Each of the undersigned grants to each of said attorney-in-fact and agent, full authority to do every act necessary to be done in order to effectuate the same as fully, to all intents and purposes as he could do in person, thereby ratifying all that said attorney-in-fact and agent, may lawfully do or cause to be done by virtue hereof.

     This Power of Attorney may be executed in one or more counterparts, each of which shall be deemed to be an original, and all of which shall be deemed to be a single document.

     IN WITNESS WHEREOF, each of the undersigned director and/or officer hereby executes this Power of Attorney as of the 5th day of January 2004.

/s/ Clark P. Manning
-----------------------------------
Clark P. Manning, President, Chief
Executive Officer and Director


/s/ Michael A. Wells
-----------------------------------
Michael A. Wells, Director


/s/ Andrew B. Hopping
-----------------------------------
Andrew B. Hopping, Executive Vice President,
Chief Financial Officer and Director


/s/ Robert A. Fritts
-----------------------------------
Robert A. Fritts, Vice President
and Controller - Financial Operations

                                  EXHIBIT LIST

Exhibit
No.       Description

3.b.     General Distributor Agreement dated June 30, 1998, attached hereto as
         EX-3.b.

4.ii. Specimen of the Perspective II Fixed and Variable Annuity contract, attached hereto as EX-4.ii.

4.jj. Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto as EX-4.jj.

4.kk. Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, attached hereto as EX-4.kk.

4.ll. Specimen of Guaranteed Minimum Income Benefit Endorsement, attached hereto as EX-4.ll.

4.mm. Specimen of 4% Roll-up Death Benefit Endorsement, attached hereto as EX-4.mm.

4.nn. Specimen of Combination 4% Roll-up and Highest Anniversary Value Death Benefit Endorsement, attached hereto as EX-4.nn.

4.oo. Specimen of 5% Roll-up Death Benefit Endorsement, attached hereto as EX-4.oo.

4.pp. Specimen of Combination 5% Roll-up and Highest Anniversary Value Death Benefit Endorsement, attached hereto as EX-4.pp.

4.qq. Specimen of Highest Anniversary Value Death Benefit, attached hereto as EX-4.qq.

4.rr.    Specimen of 5 Year Withdrawal Charge Schedule, attached hereto as
         EX-4.rr.

4.ss.    Specimen of 3 Year Withdrawal Charge Schedule, attached hereto as
         EX-4.ss.

5.e. Form of the Perspective II Fixed and Variable Annuity Application, attached hereto as EX-5.e.

7.d. Variable Annuity Guaranteed Minimum Death Benefit Reinsurance Agreement, attached hereto as EX-7.d.

9.       Opinion and Consent of Counsel, attached hereto as EX-9.